Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Harbor Funds
Entity Central Index Key	0000793769
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000166746
Shareholder Report [Line Items]
Fund Name	Harbor Capital Appreciation Fund
Class Name	Retirement Class
Trading Symbol	HNACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$72	0.59%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Retirement Class returned 44.21% for the year ended October 31, 2024, while the Russell 1000® Growth Index returned 43.77% and the S&P 500 Index returned 38.02% during the same period.

Top contributors to relative performance included:

• Positions in technology. Accelerated spending on Artificial Intelligence (AI) applications fueled significant gains for several of the Fund’s holdings including NVIDIA Corp., Broadcom, Inc., and Advanced Micro Devices, Inc.

• Positions in communication services. The top performers were Meta Platforms, Inc. and Netflix, Inc. Both companies benefited from demand growth and advertising revenue. Costco Wholesale Corp. also added to performance. The company benefited from higher demand through their pricing strategy.

Top detractors from relative performance included:

• Shares in Boeing Co. which lost value over the period. Production issues, coupled with the recent labor strike, weighed on the company’s share price.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell 1000® Growth Index
Oct-14	$1,000,000	$1,000,000	$1,000,000
Nov-14	$1,021,462	$1,026,895	$1,031,682
Dec-14	$1,005,647	$1,024,308	$1,020,937
Jan-15	$1,002,210	$993,559	$1,005,300
Feb-15	$1,074,214	$1,050,660	$1,072,313
Mar-15	$1,061,497	$1,034,044	$1,060,117
Apr-15	$1,074,730	$1,043,964	$1,065,427
May-15	$1,090,711	$1,057,389	$1,080,418
Jun-15	$1,092,086	$1,036,920	$1,061,390
Jul-15	$1,138,828	$1,058,645	$1,097,383
Aug-15	$1,059,435	$994,773	$1,030,740
Sep-15	$1,032,627	$970,158	$1,005,242
Oct-15	$1,121,644	$1,051,995	$1,091,799
Nov-15	$1,133,501	$1,055,124	$1,094,864
Dec-15	$1,116,157	$1,038,482	$1,078,797
Jan-16	$1,021,079	$986,949	$1,018,570
Feb-16	$1,024,015	$985,617	$1,018,136
Mar-16	$1,054,852	$1,052,480	$1,086,800
Apr-16	$1,047,693	$1,056,560	$1,076,876
May-16	$1,075,225	$1,075,533	$1,097,788
Jun-16	$1,041,269	$1,078,320	$1,093,477
Jul-16	$1,108,264	$1,118,076	$1,145,091
Aug-16	$1,104,960	$1,119,646	$1,139,402
Sep-16	$1,126,252	$1,119,858	$1,143,570
Oct-16	$1,108,081	$1,099,430	$1,116,715
Nov-16	$1,105,327	$1,140,148	$1,141,013
Dec-16	$1,104,589	$1,162,684	$1,155,138
Jan-17	$1,153,547	$1,184,736	$1,194,064
Feb-17	$1,199,970	$1,231,777	$1,243,660
Mar-17	$1,222,401	$1,233,214	$1,258,045
Apr-17	$1,257,706	$1,245,879	$1,286,817
May-17	$1,304,129	$1,263,412	$1,320,277
Jun-17	$1,295,937	$1,271,298	$1,316,798
Jul-17	$1,364,400	$1,297,439	$1,351,799
Aug-17	$1,397,559	$1,301,411	$1,376,579
Sep-17	$1,407,897	$1,328,256	$1,394,476
Oct-17	$1,469,534	$1,359,252	$1,448,509
Nov-17	$1,499,963	$1,400,940	$1,492,515
Dec-17	$1,509,774	$1,416,516	$1,504,133
Jan-18	$1,657,467	$1,497,617	$1,610,666
Feb-18	$1,628,537	$1,442,420	$1,568,433
Mar-18	$1,575,464	$1,405,763	$1,525,421
Apr-18	$1,595,692	$1,411,157	$1,530,750
May-18	$1,673,563	$1,445,141	$1,597,846
Jun-18	$1,675,738	$1,454,035	$1,613,231
Jul-18	$1,694,009	$1,508,145	$1,660,589
Aug-18	$1,775,795	$1,557,289	$1,751,384
Sep-18	$1,788,411	$1,566,152	$1,761,172
Oct-18	$1,609,178	$1,459,106	$1,603,676
Nov-18	$1,619,837	$1,488,840	$1,620,710
Dec-18	$1,495,258	$1,354,411	$1,481,365
Jan-19	$1,647,150	$1,462,948	$1,614,519
Feb-19	$1,719,112	$1,509,921	$1,672,286
Mar-19	$1,758,232	$1,539,261	$1,719,885
Apr-19	$1,826,330	$1,601,585	$1,797,589
May-19	$1,681,199	$1,499,807	$1,684,030
Jun-19	$1,811,841	$1,605,508	$1,799,682
Jul-19	$1,822,708	$1,628,583	$1,840,321
Aug-19	$1,795,662	$1,602,786	$1,826,227
Sep-19	$1,773,687	$1,632,774	$1,826,453
Oct-19	$1,830,193	$1,668,140	$1,877,944
Nov-19	$1,944,415	$1,728,692	$1,961,255
Dec-19	$1,994,492	$1,780,867	$2,020,428
Jan-20	$2,081,702	$1,780,169	$2,065,595
Feb-20	$1,964,720	$1,633,627	$1,924,924
Mar-20	$1,759,211	$1,431,853	$1,735,559
Apr-20	$2,023,738	$1,615,407	$1,992,373
May-20	$2,206,851	$1,692,346	$2,126,129
Jun-20	$2,362,564	$1,726,002	$2,218,710
Jul-20	$2,555,427	$1,823,323	$2,389,416
Aug-20	$2,896,888	$1,954,384	$2,635,985
Sep-20	$2,737,223	$1,880,124	$2,511,962
Oct-20	$2,613,391	$1,830,124	$2,426,652
Nov-20	$2,941,415	$2,030,457	$2,675,121
Dec-20	$3,082,730	$2,108,525	$2,798,153
Jan-21	$3,046,651	$2,087,238	$2,777,449
Feb-21	$3,075,633	$2,144,793	$2,776,806
Mar-21	$2,978,928	$2,238,726	$2,824,512
Apr-21	$3,206,939	$2,358,203	$3,016,689
May-21	$3,131,822	$2,374,674	$2,974,964
Jun-21	$3,382,605	$2,430,110	$3,161,606
Jul-21	$3,474,282	$2,487,837	$3,265,801
Aug-21	$3,598,786	$2,563,482	$3,387,906
Sep-21	$3,397,095	$2,444,255	$3,198,163
Oct-21	$3,693,421	$2,615,504	$3,475,174
Nov-21	$3,664,439	$2,597,381	$3,496,422
Dec-21	$3,567,798	$2,713,785	$3,570,345
Jan-22	$3,146,310	$2,573,355	$3,263,921
Feb-22	$2,972,340	$2,496,305	$3,125,290
Mar-22	$3,083,016	$2,588,992	$3,247,544
Apr-22	$2,643,495	$2,363,227	$2,855,365
May-22	$2,496,045	$2,367,563	$2,788,985
Jun-22	$2,298,030	$2,172,135	$2,568,066
Jul-22	$2,611,317	$2,372,416	$2,876,288
Aug-22	$2,484,022	$2,275,664	$2,742,299
Sep-22	$2,256,659	$2,066,078	$2,475,704
Oct-22	$2,362,738	$2,233,351	$2,620,405
Nov-22	$2,434,872	$2,358,160	$2,739,809
Dec-22	$2,223,774	$2,222,296	$2,530,059
Jan-23	$2,464,928	$2,361,931	$2,740,932
Feb-23	$2,427,093	$2,304,302	$2,708,380
Mar-23	$2,631,119	$2,388,903	$2,893,515
Apr-23	$2,663,296	$2,426,190	$2,922,062
May-23	$2,850,349	$2,436,736	$3,055,245
Jun-23	$3,045,181	$2,597,744	$3,264,180
Jul-23	$3,142,774	$2,681,196	$3,374,148
Aug-23	$3,112,365	$2,638,508	$3,343,853
Sep-23	$2,941,577	$2,512,709	$3,162,001
Oct-23	$2,904,450	$2,459,875	$3,116,982
Nov-23	$3,267,241	$2,684,525	$3,456,767
Dec-23	$3,421,409	$2,806,485	$3,609,840
Jan-24	$3,566,384	$2,853,645	$3,699,875
Feb-24	$3,865,174	$3,006,018	$3,952,307
Mar-24	$3,891,694	$3,102,736	$4,021,884
Apr-24	$3,695,094	$2,976,004	$3,851,292
May-24	$3,886,036	$3,123,570	$4,081,851
Jun-24	$4,145,577	$3,235,649	$4,357,096
Jul-24	$4,010,149	$3,275,035	$4,282,981
Aug-24	$4,132,494	$3,354,476	$4,372,186
Sep-24	$4,204,981	$3,426,117	$4,496,052
Oct-24	$4,188,362	$3,395,049	$4,481,174

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	44.21%	18.01%	15.40%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000® Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 28,246,465,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 153,947,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$28,246,465
Number of Investments	51
Total Net Advisory Fees Paid (in thousands)	$153,947
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	38.5%
Consumer Discretionary	18.4%
Communication Services	16.8%
Health Care	10.2%
Financials	7.2%
Industrials	5.3%
Consumer Staples	3.6%

C000001973
Shareholder Report [Line Items]
Fund Name	Harbor Capital Appreciation Fund
Class Name	Institutional Class
Trading Symbol	HACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.67%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Institutional Class returned 44.09% for the year ended October 31, 2024, while the Russell 1000® Growth Index returned 43.77% and the S&P 500 Index returned 38.02% during the same period.

Top contributors to relative performance included:

• Positions in technology. Accelerated spending on Artificial Intelligence (AI) applications fueled significant gains for several of the Fund’s holdings including NVIDIA Corp., Broadcom, Inc., and Advanced Micro Devices, Inc.

• Positions in communication services. The top performers were Meta Platforms, Inc. and Netflix, Inc. Both companies benefited from demand growth and advertising revenue. Costco Wholesale Corp. also added to performance. The company benefited from higher demand through their pricing strategy.

Top detractors from relative performance included:

• Shares in Boeing Co. which lost value over the period. Production issues, coupled with the recent labor strike, weighed on the company’s share price.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 1000® Growth Index
Oct-14	$50,000	$50,000	$50,000
Nov-14	$51,073	$51,345	$51,584
Dec-14	$50,282	$51,215	$51,047
Jan-15	$50,111	$49,678	$50,265
Feb-15	$53,711	$52,533	$53,616
Mar-15	$53,075	$51,702	$53,006
Apr-15	$53,736	$52,198	$53,271
May-15	$54,536	$52,869	$54,021
Jun-15	$54,604	$51,846	$53,070
Jul-15	$56,941	$52,932	$54,869
Aug-15	$52,972	$49,739	$51,537
Sep-15	$51,631	$48,508	$50,262
Oct-15	$56,082	$52,600	$54,590
Nov-15	$56,675	$52,756	$54,743
Dec-15	$55,808	$51,924	$53,940
Jan-16	$51,054	$49,347	$50,929
Feb-16	$49,567	$49,281	$50,907
Mar-16	$52,743	$52,624	$54,340
Apr-16	$52,385	$52,828	$53,844
May-16	$53,761	$53,777	$54,889
Jun-16	$52,054	$53,916	$54,674
Jul-16	$55,413	$55,904	$57,255
Aug-16	$55,239	$55,982	$56,970
Sep-16	$56,303	$55,993	$57,178
Oct-16	$55,395	$54,972	$55,836
Nov-16	$55,257	$57,007	$57,051
Dec-16	$55,213	$58,134	$57,757
Jan-17	$57,649	$59,237	$59,703
Feb-17	$59,969	$61,589	$62,183
Mar-17	$61,090	$61,661	$62,902
Apr-17	$62,844	$62,294	$64,341
May-17	$65,173	$63,171	$66,014
Jun-17	$64,754	$63,565	$65,840
Jul-17	$68,175	$64,872	$67,590
Aug-17	$69,822	$65,071	$68,829
Sep-17	$70,339	$66,413	$69,724
Oct-17	$73,409	$67,963	$72,425
Nov-17	$74,929	$70,047	$74,626
Dec-17	$75,417	$70,826	$75,207
Jan-18	$82,781	$74,881	$80,533
Feb-18	$81,336	$72,121	$78,422
Mar-18	$78,675	$70,288	$76,271
Apr-18	$79,686	$70,558	$76,538
May-18	$83,574	$72,257	$79,892
Jun-18	$83,671	$72,702	$80,662
Jul-18	$84,573	$75,407	$83,029
Aug-18	$88,657	$77,864	$87,569
Sep-18	$89,286	$78,308	$88,059
Oct-18	$80,337	$72,955	$80,184
Nov-18	$80,859	$74,442	$81,036
Dec-18	$74,641	$67,721	$74,068
Jan-19	$82,206	$73,147	$80,726
Feb-19	$85,796	$75,496	$83,614
Mar-19	$87,735	$76,963	$85,994
Apr-19	$91,132	$80,079	$89,879
May-19	$83,892	$74,990	$84,201
Jun-19	$90,398	$80,275	$89,984
Jul-19	$90,940	$81,429	$92,016
Aug-19	$89,578	$80,139	$91,311
Sep-19	$88,482	$81,639	$91,323
Oct-19	$91,289	$83,407	$93,897
Nov-19	$96,975	$86,435	$98,063
Dec-19	$99,478	$89,043	$101,021
Jan-20	$103,824	$89,008	$103,280
Feb-20	$97,981	$81,681	$96,246
Mar-20	$87,711	$71,593	$86,778
Apr-20	$100,909	$80,770	$99,619
May-20	$110,023	$84,617	$106,306
Jun-20	$117,784	$86,300	$110,936
Jul-20	$127,384	$91,166	$119,471
Aug-20	$144,390	$97,719	$131,799
Sep-20	$136,432	$94,006	$125,598
Oct-20	$130,247	$91,506	$121,333
Nov-20	$146,583	$101,523	$133,756
Dec-20	$153,627	$105,426	$139,908
Jan-21	$151,814	$104,362	$138,872
Feb-21	$153,244	$107,240	$138,840
Mar-21	$148,424	$111,936	$141,226
Apr-21	$159,774	$117,910	$150,834
May-21	$156,015	$118,734	$148,748
Jun-21	$168,500	$121,506	$158,080
Jul-21	$173,055	$124,392	$163,290
Aug-21	$179,232	$128,174	$169,395
Sep-21	$169,178	$122,213	$159,908
Oct-21	$183,934	$130,775	$173,759
Nov-21	$182,475	$129,869	$174,821
Dec-21	$177,639	$135,689	$178,517
Jan-22	$156,661	$128,668	$163,196
Feb-22	$147,988	$124,815	$156,265
Mar-22	$153,488	$129,450	$162,377
Apr-22	$131,594	$118,161	$142,768
May-22	$124,243	$118,378	$139,449
Jun-22	$114,371	$108,607	$128,403
Jul-22	$129,955	$118,621	$143,814
Aug-22	$123,626	$113,783	$137,115
Sep-22	$112,309	$103,304	$123,785
Oct-22	$117,562	$111,668	$131,020
Nov-22	$121,141	$117,908	$136,990
Dec-22	$110,634	$111,115	$126,503
Jan-23	$122,639	$118,097	$137,047
Feb-23	$120,735	$115,215	$135,419
Mar-23	$130,889	$119,445	$144,676
Apr-23	$132,475	$121,309	$146,103
May-23	$141,765	$121,837	$152,762
Jun-23	$151,443	$129,887	$163,209
Jul-23	$156,291	$134,060	$168,707
Aug-23	$154,775	$131,925	$167,193
Sep-23	$146,261	$125,635	$158,100
Oct-23	$144,410	$122,994	$155,849
Nov-23	$162,443	$134,226	$172,838
Dec-23	$170,094	$140,324	$180,492
Jan-24	$177,286	$142,682	$184,994
Feb-24	$192,129	$150,301	$197,615
Mar-24	$193,433	$155,137	$201,094
Apr-24	$183,650	$148,800	$192,565
May-24	$193,116	$156,178	$204,093
Jun-24	$206,002	$161,782	$217,855
Jul-24	$199,268	$163,752	$214,149
Aug-24	$205,332	$167,724	$218,609
Sep-24	$208,911	$171,306	$224,803
Oct-24	$208,082	$169,752	$224,059

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	44.09%	17.91%	15.33%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000® Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 28,246,465,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 153,947,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$28,246,465
Number of Investments	51
Total Net Advisory Fees Paid (in thousands)	$153,947
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	38.5%
Consumer Discretionary	18.4%
Communication Services	16.8%
Health Care	10.2%
Financials	7.2%
Industrials	5.3%
Consumer Staples	3.6%

C000001974
Shareholder Report [Line Items]
Fund Name	Harbor Capital Appreciation Fund
Class Name	Administrative Class
Trading Symbol	HRCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$112	0.92%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Administrative Class returned 43.73% for the year ended October 31, 2024, while the Russell 1000® Growth Index returned 43.77% and the S&P 500 Index returned 38.02% during the same period.

Top contributors to relative performance included:

• Positions in technology. Accelerated spending on Artificial Intelligence (AI) applications fueled significant gains for several of the Fund’s holdings including NVIDIA Corp., Broadcom, Inc., and Advanced Micro Devices, Inc.

• Positions in communication services. The top performers were Meta Platforms, Inc. and Netflix, Inc. Both companies benefited from demand growth and advertising revenue. Costco Wholesale Corp. also added to performance. The company benefited from higher demand through their pricing strategy.

Top detractors from relative performance included:

• Shares in Boeing Co. which lost value over the period. Production issues, coupled with the recent labor strike, weighed on the company’s share price.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Russell 1000® Growth Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,212	$10,269	$10,317
Dec-14	$10,051	$10,243	$10,209
Jan-15	$10,016	$9,936	$10,053
Feb-15	$10,732	$10,507	$10,723
Mar-15	$10,602	$10,340	$10,601
Apr-15	$10,732	$10,440	$10,654
May-15	$10,892	$10,574	$10,804
Jun-15	$10,902	$10,369	$10,614
Jul-15	$11,367	$10,586	$10,974
Aug-15	$10,571	$9,948	$10,307
Sep-15	$10,302	$9,702	$10,052
Oct-15	$11,188	$10,520	$10,918
Nov-15	$11,303	$10,551	$10,949
Dec-15	$11,128	$10,385	$10,788
Jan-16	$10,178	$9,869	$10,186
Feb-16	$9,879	$9,856	$10,181
Mar-16	$10,511	$10,525	$10,868
Apr-16	$10,437	$10,566	$10,769
May-16	$10,709	$10,755	$10,978
Jun-16	$10,367	$10,783	$10,935
Jul-16	$11,033	$11,181	$11,451
Aug-16	$10,996	$11,196	$11,394
Sep-16	$11,206	$11,199	$11,436
Oct-16	$11,022	$10,994	$11,167
Nov-16	$10,993	$11,401	$11,410
Dec-16	$10,982	$11,627	$11,551
Jan-17	$11,464	$11,847	$11,941
Feb-17	$11,924	$12,318	$12,437
Mar-17	$12,144	$12,332	$12,580
Apr-17	$12,491	$12,459	$12,868
May-17	$12,949	$12,634	$13,203
Jun-17	$12,864	$12,713	$13,168
Jul-17	$13,539	$12,974	$13,518
Aug-17	$13,866	$13,014	$13,766
Sep-17	$13,964	$13,283	$13,945
Oct-17	$14,572	$13,593	$14,485
Nov-17	$14,871	$14,009	$14,925
Dec-17	$14,963	$14,165	$15,041
Jan-18	$16,421	$14,976	$16,107
Feb-18	$16,132	$14,424	$15,684
Mar-18	$15,601	$14,058	$15,254
Apr-18	$15,798	$14,112	$15,308
May-18	$16,564	$14,451	$15,978
Jun-18	$16,581	$14,540	$16,132
Jul-18	$16,757	$15,081	$16,606
Aug-18	$17,561	$15,573	$17,514
Sep-18	$17,682	$15,662	$17,612
Oct-18	$15,906	$14,591	$16,037
Nov-18	$16,007	$14,888	$16,207
Dec-18	$14,771	$13,544	$14,814
Jan-19	$16,267	$14,629	$16,145
Feb-19	$16,974	$15,099	$16,723
Mar-19	$17,353	$15,393	$17,199
Apr-19	$18,022	$16,016	$17,976
May-19	$16,585	$14,998	$16,840
Jun-19	$17,869	$16,055	$17,997
Jul-19	$17,971	$16,286	$18,403
Aug-19	$17,699	$16,028	$18,262
Sep-19	$17,480	$16,328	$18,265
Oct-19	$18,029	$16,681	$18,779
Nov-19	$19,148	$17,287	$19,613
Dec-19	$19,638	$17,809	$20,204
Jan-20	$20,492	$17,802	$20,656
Feb-20	$19,335	$16,336	$19,249
Mar-20	$17,305	$14,319	$17,356
Apr-20	$19,906	$16,154	$19,924
May-20	$21,697	$16,923	$21,261
Jun-20	$23,226	$17,260	$22,187
Jul-20	$25,113	$18,233	$23,894
Aug-20	$28,460	$19,544	$26,360
Sep-20	$26,884	$18,801	$25,120
Oct-20	$25,660	$18,301	$24,267
Nov-20	$28,874	$20,305	$26,751
Dec-20	$30,252	$21,085	$27,982
Jan-21	$29,890	$20,872	$27,774
Feb-21	$30,165	$21,448	$27,768
Mar-21	$29,212	$22,387	$28,245
Apr-21	$31,438	$23,582	$30,167
May-21	$30,694	$23,747	$29,750
Jun-21	$33,142	$24,301	$31,616
Jul-21	$34,030	$24,878	$32,658
Aug-21	$35,237	$25,635	$33,879
Sep-21	$33,256	$24,443	$31,982
Oct-21	$36,146	$26,155	$34,752
Nov-21	$35,853	$25,974	$34,964
Dec-21	$34,896	$27,138	$35,703
Jan-22	$30,767	$25,734	$32,639
Feb-22	$29,059	$24,963	$31,253
Mar-22	$30,130	$25,890	$32,475
Apr-22	$25,829	$23,632	$28,554
May-22	$24,383	$23,676	$27,890
Jun-22	$22,440	$21,721	$25,681
Jul-22	$25,491	$23,724	$28,763
Aug-22	$24,242	$22,757	$27,423
Sep-22	$22,020	$20,661	$24,757
Oct-22	$23,048	$22,334	$26,204
Nov-22	$23,743	$23,582	$27,398
Dec-22	$21,682	$22,223	$25,301
Jan-23	$24,027	$23,619	$27,409
Feb-23	$23,649	$23,043	$27,084
Mar-23	$25,631	$23,889	$28,935
Apr-23	$25,937	$24,262	$29,221
May-23	$27,753	$24,367	$30,552
Jun-23	$29,638	$25,977	$32,642
Jul-23	$30,580	$26,812	$33,741
Aug-23	$30,278	$26,385	$33,439
Sep-23	$28,605	$25,127	$31,620
Oct-23	$28,239	$24,599	$31,170
Nov-23	$31,756	$26,845	$34,568
Dec-23	$33,245	$28,065	$36,098
Jan-24	$34,648	$28,536	$36,999
Feb-24	$37,540	$30,060	$39,523
Mar-24	$37,784	$31,027	$40,219
Apr-24	$35,867	$29,760	$38,513
May-24	$37,709	$31,236	$40,819
Jun-24	$40,216	$32,356	$43,571
Jul-24	$38,892	$32,750	$42,830
Aug-24	$40,068	$33,545	$43,722
Sep-24	$40,759	$34,261	$44,961
Oct-24	$40,586	$33,950	$44,812

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	43.73%	17.62%	15.04%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000® Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 28,246,465,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 153,947,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$28,246,465
Number of Investments	51
Total Net Advisory Fees Paid (in thousands)	$153,947
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	38.5%
Consumer Discretionary	18.4%
Communication Services	16.8%
Health Care	10.2%
Financials	7.2%
Industrials	5.3%
Consumer Staples	3.6%

C000001975
Shareholder Report [Line Items]
Fund Name	Harbor Capital Appreciation Fund
Class Name	Investor Class
Trading Symbol	HCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$125	1.03%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Investor Class returned 43.58% for the year ended October 31, 2024, while the Russell 1000® Growth Index returned 43.77% and the S&P 500 Index returned 38.02% during the same period.

Top contributors to relative performance included:

• Positions in technology. Accelerated spending on Artificial Intelligence (AI) applications fueled significant gains for several of the Fund’s holdings including NVIDIA Corp., Broadcom, Inc., and Advanced Micro Devices, Inc.

• Positions in communication services. The top performers were Meta Platforms, Inc. and Netflix, Inc. Both companies benefited from demand growth and advertising revenue. Costco Wholesale Corp. also added to performance. The company benefited from higher demand through their pricing strategy.

Top detractors from relative performance included:

• Shares in Boeing Co. which lost value over the period. Production issues, coupled with the recent labor strike, weighed on the company’s share price.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 1000® Growth Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,212	$10,269	$10,317
Dec-14	$10,050	$10,243	$10,209
Jan-15	$10,013	$9,936	$10,053
Feb-15	$10,728	$10,507	$10,723
Mar-15	$10,599	$10,340	$10,601
Apr-15	$10,727	$10,440	$10,654
May-15	$10,884	$10,574	$10,804
Jun-15	$10,893	$10,369	$10,614
Jul-15	$11,358	$10,586	$10,974
Aug-15	$10,562	$9,948	$10,307
Sep-15	$10,292	$9,702	$10,052
Oct-15	$11,175	$10,520	$10,918
Nov-15	$11,289	$10,551	$10,949
Dec-15	$11,113	$10,385	$10,788
Jan-16	$10,162	$9,869	$10,186
Feb-16	$9,864	$9,856	$10,181
Mar-16	$10,492	$10,525	$10,868
Apr-16	$10,419	$10,566	$10,769
May-16	$10,689	$10,755	$10,978
Jun-16	$10,346	$10,783	$10,935
Jul-16	$11,009	$11,181	$11,451
Aug-16	$10,972	$11,196	$11,394
Sep-16	$11,180	$11,199	$11,436
Oct-16	$10,996	$10,994	$11,167
Nov-16	$10,964	$11,401	$11,410
Dec-16	$10,953	$11,627	$11,551
Jan-17	$11,433	$11,847	$11,941
Feb-17	$11,892	$12,318	$12,437
Mar-17	$12,109	$12,332	$12,580
Apr-17	$12,453	$12,459	$12,868
May-17	$12,910	$12,634	$13,203
Jun-17	$12,824	$12,713	$13,168
Jul-17	$13,495	$12,974	$13,518
Aug-17	$13,818	$13,014	$13,766
Sep-17	$13,916	$13,283	$13,945
Oct-17	$14,519	$13,593	$14,485
Nov-17	$14,816	$14,009	$14,925
Dec-17	$14,905	$14,165	$15,041
Jan-18	$16,358	$14,976	$16,107
Feb-18	$16,067	$14,424	$15,684
Mar-18	$15,537	$14,058	$15,254
Apr-18	$15,731	$14,112	$15,308
May-18	$16,494	$14,451	$15,978
Jun-18	$16,507	$14,540	$16,132
Jul-18	$16,681	$15,081	$16,606
Aug-18	$17,482	$15,573	$17,514
Sep-18	$17,598	$15,662	$17,612
Oct-18	$15,831	$14,591	$16,037
Nov-18	$15,929	$14,888	$16,207
Dec-18	$14,698	$13,544	$14,814
Jan-19	$16,186	$14,629	$16,145
Feb-19	$16,886	$15,099	$16,723
Mar-19	$17,264	$15,393	$17,199
Apr-19	$17,927	$16,016	$17,976
May-19	$16,495	$14,998	$16,840
Jun-19	$17,769	$16,055	$17,997
Jul-19	$17,870	$16,286	$18,403
Aug-19	$17,598	$16,028	$18,262
Sep-19	$17,378	$16,328	$18,265
Oct-19	$17,922	$16,681	$18,779
Nov-19	$19,032	$17,287	$19,613
Dec-19	$19,518	$17,809	$20,204
Jan-20	$20,365	$17,802	$20,656
Feb-20	$19,212	$16,336	$19,249
Mar-20	$17,195	$14,319	$17,356
Apr-20	$19,775	$16,154	$19,924
May-20	$21,555	$16,923	$21,261
Jun-20	$23,067	$17,260	$22,187
Jul-20	$24,941	$18,233	$23,894
Aug-20	$28,260	$19,544	$26,360
Sep-20	$26,694	$18,801	$25,120
Oct-20	$25,477	$18,301	$24,267
Nov-20	$28,663	$20,305	$26,751
Dec-20	$30,032	$21,085	$27,982
Jan-21	$29,669	$20,872	$27,774
Feb-21	$29,938	$21,448	$27,768
Mar-21	$28,987	$22,387	$28,245
Apr-21	$31,194	$23,582	$30,167
May-21	$30,454	$23,747	$29,750
Jun-21	$32,881	$24,301	$31,616
Jul-21	$33,758	$24,878	$32,658
Aug-21	$34,953	$25,635	$33,879
Sep-21	$32,981	$24,443	$31,982
Oct-21	$35,848	$26,155	$34,752
Nov-21	$35,552	$25,974	$34,964
Dec-21	$34,600	$27,138	$35,703
Jan-22	$30,503	$25,734	$32,639
Feb-22	$28,808	$24,963	$31,253
Mar-22	$29,866	$25,890	$32,475
Apr-22	$25,602	$23,632	$28,554
May-22	$24,166	$23,676	$27,890
Jun-22	$22,238	$21,721	$25,681
Jul-22	$25,262	$23,724	$28,763
Aug-22	$24,022	$22,757	$27,423
Sep-22	$21,816	$20,661	$24,757
Oct-22	$22,830	$22,334	$26,204
Nov-22	$23,518	$23,582	$27,398
Dec-22	$21,472	$22,223	$25,301
Jan-23	$23,792	$23,619	$27,409
Feb-23	$23,419	$23,043	$27,084
Mar-23	$25,380	$23,889	$28,935
Apr-23	$25,680	$24,262	$29,221
May-23	$27,475	$24,367	$30,552
Jun-23	$29,341	$25,977	$32,642
Jul-23	$30,270	$26,812	$33,741
Aug-23	$29,966	$26,385	$33,439
Sep-23	$28,312	$25,127	$31,620
Oct-23	$27,942	$24,599	$31,170
Nov-23	$31,421	$26,845	$34,568
Dec-23	$32,894	$28,065	$36,098
Jan-24	$34,275	$28,536	$36,999
Feb-24	$37,132	$30,060	$39,523
Mar-24	$37,373	$31,027	$40,219
Apr-24	$35,474	$29,760	$38,513
May-24	$37,291	$31,236	$40,819
Jun-24	$39,764	$32,356	$43,571
Jul-24	$38,454	$32,750	$42,830
Aug-24	$39,612	$33,545	$43,722
Sep-24	$40,289	$34,261	$44,961
Oct-24	$40,119	$33,950	$44,812

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	43.58%	17.49%	14.90%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000® Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 28,246,465,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 153,947,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$28,246,465
Number of Investments	51
Total Net Advisory Fees Paid (in thousands)	$153,947
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	38.5%
Consumer Discretionary	18.4%
Communication Services	16.8%
Health Care	10.2%
Financials	7.2%
Industrials	5.3%
Consumer Staples	3.6%

C000166756
Shareholder Report [Line Items]
Fund Name	Harbor Convertible Securities Fund
Class Name	Retirement Class
Trading Symbol	HNCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$70	0.63%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Retirement Class returned 23.08% for the year ended October 31, 2024, while the ICE BofA U.S. Convertible Bond Index returned 20.97% during the same period.

Top contributors to relative performance included:

• Security selection within Technology, Basic Industry, and Consumer Cyclicals.

Top detractors from relative performance included:

• Security selection within Consumer Non-Cyclicals and Financials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Convertible Bond Index
Oct-14	$1,000,000	$1,000,000	$1,000,000
Nov-14	$1,000,893	$1,007,094	$1,009,505
Dec-14	$990,420	$1,008,036	$1,001,299
Jan-15	$990,420	$1,029,174	$993,561
Feb-15	$1,019,523	$1,019,497	$1,034,838
Mar-15	$1,022,786	$1,024,231	$1,031,491
Apr-15	$1,030,321	$1,020,556	$1,039,129
May-15	$1,045,390	$1,018,098	$1,062,824
Jun-15	$1,032,505	$1,006,997	$1,037,222
Jul-15	$1,031,560	$1,013,997	$1,033,604
Aug-15	$1,004,165	$1,012,541	$996,370
Sep-15	$988,225	$1,019,390	$963,183
Oct-15	$1,007,175	$1,019,559	$998,955
Nov-15	$1,007,175	$1,016,866	$991,287
Dec-15	$989,953	$1,013,580	$971,384
Jan-16	$947,849	$1,027,528	$911,513
Feb-16	$957,640	$1,034,817	$913,813
Mar-16	$979,792	$1,044,311	$956,199
Apr-16	$993,537	$1,048,320	$970,162
May-16	$1,006,300	$1,048,589	$986,690
Jun-16	$1,001,260	$1,067,430	$990,955
Jul-16	$1,040,641	$1,074,178	$1,036,007
Aug-16	$1,044,579	$1,072,950	$1,038,940
Sep-16	$1,051,932	$1,072,321	$1,050,619
Oct-16	$1,039,103	$1,064,119	$1,033,217
Nov-16	$1,046,011	$1,038,949	$1,056,843
Dec-16	$1,042,699	$1,040,414	$1,072,691
Jan-17	$1,059,580	$1,042,455	$1,101,330
Feb-17	$1,073,483	$1,049,462	$1,122,318
Mar-17	$1,079,391	$1,048,911	$1,129,508
Apr-17	$1,090,354	$1,057,006	$1,142,001
May-17	$1,098,327	$1,065,142	$1,149,982
Jun-17	$1,101,619	$1,064,070	$1,157,293
Jul-17	$1,110,616	$1,068,649	$1,180,690
Aug-17	$1,107,617	$1,078,234	$1,185,006
Sep-17	$1,119,658	$1,073,099	$1,200,934
Oct-17	$1,130,694	$1,073,720	$1,220,572
Nov-17	$1,127,684	$1,072,342	$1,222,073
Dec-17	$1,129,587	$1,077,264	$1,219,654
Jan-18	$1,163,784	$1,064,857	$1,257,448
Feb-18	$1,151,650	$1,054,763	$1,242,843
Mar-18	$1,151,928	$1,061,527	$1,248,925
Apr-18	$1,154,139	$1,053,632	$1,246,366
May-18	$1,188,409	$1,061,151	$1,290,548
Jun-18	$1,190,942	$1,059,846	$1,295,974
Jul-18	$1,188,727	$1,060,098	$1,304,342
Aug-18	$1,223,070	$1,066,919	$1,350,241
Sep-18	$1,216,767	$1,060,049	$1,346,902
Oct-18	$1,162,367	$1,051,674	$1,265,405
Nov-18	$1,167,918	$1,057,949	$1,281,526
Dec-18	$1,128,139	$1,077,384	$1,221,499
Jan-19	$1,191,796	$1,088,829	$1,307,581
Feb-19	$1,229,518	$1,088,197	$1,346,814
Mar-19	$1,233,571	$1,109,091	$1,346,790
Apr-19	$1,266,656	$1,109,375	$1,382,961
May-19	$1,227,663	$1,129,069	$1,337,662
Jun-19	$1,274,327	$1,143,246	$1,398,701
Jul-19	$1,295,645	$1,145,762	$1,422,521
Aug-19	$1,275,512	$1,175,452	$1,404,965
Sep-19	$1,264,050	$1,169,193	$1,400,852
Oct-19	$1,284,227	$1,172,715	$1,422,987
Nov-19	$1,315,087	$1,172,115	$1,467,822
Dec-19	$1,336,744	$1,171,299	$1,504,278
Jan-20	$1,351,474	$1,193,840	$1,546,586
Feb-20	$1,323,242	$1,215,329	$1,502,967
Mar-20	$1,159,858	$1,208,175	$1,299,401
Apr-20	$1,276,705	$1,229,653	$1,443,529
May-20	$1,370,182	$1,235,377	$1,541,005
Jun-20	$1,428,767	$1,243,161	$1,613,269
Jul-20	$1,497,742	$1,261,728	$1,730,328
Aug-20	$1,548,242	$1,251,544	$1,878,516
Sep-20	$1,532,786	$1,250,858	$1,837,973
Oct-20	$1,540,184	$1,245,272	$1,822,918
Nov-20	$1,677,062	$1,257,491	$2,054,752
Dec-20	$1,764,122	$1,259,224	$2,199,576
Jan-21	$1,792,510	$1,250,195	$2,266,331
Feb-21	$1,858,749	$1,232,143	$2,336,089
Mar-21	$1,793,256	$1,216,756	$2,262,589
Apr-21	$1,818,951	$1,226,369	$2,321,042
May-21	$1,806,779	$1,230,375	$2,281,883
Jun-21	$1,834,208	$1,239,020	$2,351,307
Jul-21	$1,817,976	$1,252,874	$2,336,287
Aug-21	$1,831,502	$1,250,489	$2,379,620
Sep-21	$1,811,212	$1,239,662	$2,339,794
Oct-21	$1,851,792	$1,239,320	$2,423,625
Nov-21	$1,799,038	$1,242,988	$2,337,583
Dec-21	$1,810,156	$1,239,808	$2,339,106
Jan-22	$1,735,766	$1,213,097	$2,185,826
Feb-22	$1,734,217	$1,199,563	$2,186,450
Mar-22	$1,742,933	$1,166,235	$2,212,631
Apr-22	$1,649,894	$1,121,978	$2,055,592
May-22	$1,587,868	$1,129,211	$1,989,229
Jun-22	$1,514,396	$1,111,497	$1,866,330
Jul-22	$1,576,461	$1,138,655	$1,972,604
Aug-22	$1,568,703	$1,106,485	$1,990,626
Sep-22	$1,485,637	$1,058,675	$1,871,694
Oct-22	$1,526,041	$1,044,962	$1,932,622
Nov-22	$1,572,662	$1,083,391	$1,963,165
Dec-22	$1,534,220	$1,078,506	$1,901,483
Jan-23	$1,606,161	$1,111,686	$2,011,753
Feb-23	$1,567,063	$1,082,943	$1,985,795
Mar-23	$1,565,641	$1,110,449	$1,972,714
Apr-23	$1,535,714	$1,117,182	$1,945,273
May-23	$1,549,890	$1,105,016	$1,962,402
Jun-23	$1,623,162	$1,101,074	$2,064,133
Jul-23	$1,666,128	$1,100,310	$2,120,532
Aug-23	$1,613,614	$1,093,277	$2,065,610
Sep-23	$1,579,300	$1,065,498	$2,011,922
Oct-23	$1,514,970	$1,048,684	$1,923,371
Nov-23	$1,600,207	$1,096,173	$2,023,558
Dec-23	$1,700,531	$1,138,134	$2,146,218
Jan-24	$1,679,477	$1,135,007	$2,121,249
Feb-24	$1,707,010	$1,118,972	$2,146,683
Mar-24	$1,745,715	$1,129,306	$2,196,497
Apr-24	$1,686,926	$1,100,779	$2,120,003
May-24	$1,732,651	$1,119,441	$2,171,695
Jun-24	$1,749,471	$1,130,043	$2,191,838
Jul-24	$1,777,476	$1,156,433	$2,234,045
Aug-24	$1,812,070	$1,173,052	$2,263,329
Sep-24	$1,846,313	$1,188,760	$2,307,268
Oct-24	$1,864,577	$1,159,281	$2,326,666

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	23.08%	7.74%	6.43%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA U.S. Convertible Bond Index	20.97%	10.33%	8.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 24,812,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 126,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$24,812
Number of Investments	127
Total Net Advisory Fees Paid (in thousands)	$126
Portfolio Turnover Rate	100%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	20.5%
Financials	13.4%
Consumer Discretionary	13.2%
Industrials	12.5%
Communication Services	12.0%
Utilities	9.1%
Consumer Staples	8.3%
Health Care	5.8%
Energy	3.1%
Real Estate	1.3%
Materials	0.8%

C000099979
Shareholder Report [Line Items]
Fund Name	Harbor Convertible Securities Fund
Class Name	Institutional Class
Trading Symbol	HACSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Institutional Class returned 22.98% for the year ended October 31, 2024, while the ICE BofA U.S. Convertible Bond Index returned 20.97% during the same period.

Top contributors to relative performance included:

• Security selection within Technology, Basic Industry, and Consumer Cyclicals.

Top detractors from relative performance included:

• Security selection within Consumer Non-Cyclicals and Financials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Convertible Bond Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,009	$10,071	$10,095
Dec-14	$9,904	$10,080	$10,013
Jan-15	$9,904	$10,292	$9,936
Feb-15	$10,195	$10,195	$10,348
Mar-15	$10,228	$10,242	$10,315
Apr-15	$10,303	$10,206	$10,391
May-15	$10,454	$10,181	$10,628
Jun-15	$10,325	$10,070	$10,372
Jul-15	$10,316	$10,140	$10,336
Aug-15	$10,042	$10,125	$9,964
Sep-15	$9,882	$10,194	$9,632
Oct-15	$10,072	$10,196	$9,990
Nov-15	$10,072	$10,169	$9,913
Dec-15	$9,900	$10,136	$9,714
Jan-16	$9,478	$10,275	$9,115
Feb-16	$9,478	$10,348	$9,138
Mar-16	$9,797	$10,443	$9,562
Apr-16	$9,934	$10,483	$9,702
May-16	$10,062	$10,486	$9,867
Jun-16	$10,019	$10,674	$9,910
Jul-16	$10,403	$10,742	$10,360
Aug-16	$10,442	$10,729	$10,389
Sep-16	$10,515	$10,723	$10,506
Oct-16	$10,386	$10,641	$10,332
Nov-16	$10,455	$10,389	$10,568
Dec-16	$10,431	$10,404	$10,727
Jan-17	$10,600	$10,425	$11,013
Feb-17	$10,729	$10,495	$11,223
Mar-17	$10,786	$10,489	$11,295
Apr-17	$10,896	$10,570	$11,420
May-17	$10,985	$10,651	$11,500
Jun-17	$11,006	$10,641	$11,573
Jul-17	$11,096	$10,686	$11,807
Aug-17	$11,066	$10,782	$11,850
Sep-17	$11,184	$10,731	$12,009
Oct-17	$11,294	$10,737	$12,206
Nov-17	$11,274	$10,723	$12,221
Dec-17	$11,291	$10,773	$12,197
Jan-18	$11,622	$10,649	$12,574
Feb-18	$11,512	$10,548	$12,428
Mar-18	$11,512	$10,615	$12,489
Apr-18	$11,524	$10,536	$12,464
May-18	$11,877	$10,612	$12,905
Jun-18	$11,889	$10,598	$12,960
Jul-18	$11,878	$10,601	$13,043
Aug-18	$12,210	$10,669	$13,502
Sep-18	$12,156	$10,600	$13,469
Oct-18	$11,613	$10,517	$12,654
Nov-18	$11,657	$10,579	$12,815
Dec-18	$11,269	$10,774	$12,215
Jan-19	$11,892	$10,888	$13,076
Feb-19	$12,280	$10,882	$13,468
Mar-19	$12,319	$11,091	$13,468
Apr-19	$12,660	$11,094	$13,830
May-19	$12,260	$11,291	$13,377
Jun-19	$12,723	$11,432	$13,987
Jul-19	$12,935	$11,458	$14,225
Aug-19	$12,723	$11,755	$14,050
Sep-19	$12,618	$11,692	$14,009
Oct-19	$12,819	$11,727	$14,230
Nov-19	$13,115	$11,721	$14,678
Dec-19	$13,316	$11,713	$15,043
Jan-20	$13,475	$11,938	$15,466
Feb-20	$13,181	$12,153	$15,030
Mar-20	$11,562	$12,082	$12,994
Apr-20	$12,727	$12,297	$14,435
May-20	$13,646	$12,354	$15,410
Jun-20	$14,227	$12,432	$16,133
Jul-20	$14,927	$12,617	$17,303
Aug-20	$15,418	$12,515	$18,785
Sep-20	$15,273	$12,509	$18,380
Oct-20	$15,335	$12,453	$18,229
Nov-20	$16,699	$12,575	$20,548
Dec-20	$17,563	$12,592	$21,996
Jan-21	$17,846	$12,502	$22,663
Feb-21	$18,506	$12,321	$23,361
Mar-21	$17,850	$12,168	$22,626
Apr-21	$18,106	$12,264	$23,210
May-21	$17,985	$12,304	$22,819
Jun-21	$18,268	$12,390	$23,513
Jul-21	$18,093	$12,529	$23,363
Aug-21	$18,227	$12,505	$23,796
Sep-21	$18,025	$12,397	$23,398
Oct-21	$18,429	$12,393	$24,236
Nov-21	$17,904	$12,430	$23,376
Dec-21	$18,005	$12,398	$23,391
Jan-22	$17,280	$12,131	$21,858
Feb-22	$17,265	$11,996	$21,864
Mar-22	$17,333	$11,662	$22,126
Apr-22	$16,407	$11,220	$20,556
May-22	$15,789	$11,292	$19,892
Jun-22	$15,055	$11,115	$18,663
Jul-22	$15,688	$11,387	$19,726
Aug-22	$15,611	$11,065	$19,906
Sep-22	$14,781	$10,587	$18,717
Oct-22	$15,183	$10,450	$19,326
Nov-22	$15,647	$10,834	$19,632
Dec-22	$15,257	$10,785	$19,015
Jan-23	$15,957	$11,117	$20,118
Feb-23	$15,584	$10,829	$19,858
Mar-23	$15,552	$11,104	$19,727
Apr-23	$15,270	$11,172	$19,453
May-23	$15,395	$11,050	$19,624
Jun-23	$16,136	$11,011	$20,641
Jul-23	$16,547	$11,003	$21,205
Aug-23	$16,041	$10,933	$20,656
Sep-23	$15,696	$10,655	$20,119
Oct-23	$15,057	$10,487	$19,234
Nov-23	$15,888	$10,962	$20,236
Dec-23	$16,882	$11,381	$21,462
Jan-24	$16,672	$11,350	$21,212
Feb-24	$16,962	$11,190	$21,467
Mar-24	$17,343	$11,293	$21,965
Apr-24	$16,759	$11,008	$21,200
May-24	$17,214	$11,194	$21,717
Jun-24	$17,361	$11,300	$21,918
Jul-24	$17,655	$11,564	$22,340
Aug-24	$17,983	$11,731	$22,633
Sep-24	$18,336	$11,888	$23,073
Oct-24	$18,517	$11,593	$23,267

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	22.98%	7.63%	6.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA U.S. Convertible Bond Index	20.97%	10.33%	8.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 24,812,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 126,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$24,812
Number of Investments	127
Total Net Advisory Fees Paid (in thousands)	$126
Portfolio Turnover Rate	100%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	20.5%
Financials	13.4%
Consumer Discretionary	13.2%
Industrials	12.5%
Communication Services	12.0%
Utilities	9.1%
Consumer Staples	8.3%
Health Care	5.8%
Energy	3.1%
Real Estate	1.3%
Materials	0.8%

C000099980
Shareholder Report [Line Items]
Fund Name	Harbor Convertible Securities Fund
Class Name	Administrative Class
Trading Symbol	HRCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Administrative Class returned 22.73% for the year ended October 31, 2024, while the ICE BofA U.S. Convertible Bond Index returned 20.97% during the same period.

Top contributors to relative performance included:

• Security selection within Technology, Basic Industry, and Consumer Cyclicals.

Top detractors from relative performance included:

• Security selection within Consumer Non-Cyclicals and Financials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Convertible Bond Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,009	$10,071	$10,095
Dec-14	$9,897	$10,080	$10,013
Jan-15	$9,897	$10,292	$9,936
Feb-15	$10,188	$10,195	$10,348
Mar-15	$10,225	$10,242	$10,315
Apr-15	$10,291	$10,206	$10,391
May-15	$10,442	$10,181	$10,628
Jun-15	$10,307	$10,070	$10,372
Jul-15	$10,297	$10,140	$10,336
Aug-15	$10,023	$10,125	$9,964
Sep-15	$9,858	$10,194	$9,632
Oct-15	$10,047	$10,196	$9,990
Nov-15	$10,047	$10,169	$9,913
Dec-15	$9,878	$10,136	$9,714
Jan-16	$9,448	$10,275	$9,115
Feb-16	$9,448	$10,348	$9,138
Mar-16	$9,770	$10,443	$9,562
Apr-16	$9,907	$10,483	$9,702
May-16	$10,024	$10,486	$9,867
Jun-16	$9,976	$10,674	$9,910
Jul-16	$10,358	$10,742	$10,360
Aug-16	$10,398	$10,729	$10,389
Sep-16	$10,473	$10,723	$10,506
Oct-16	$10,345	$10,641	$10,332
Nov-16	$10,404	$10,389	$10,568
Dec-16	$10,373	$10,404	$10,727
Jan-17	$10,541	$10,425	$11,013
Feb-17	$10,669	$10,495	$11,223
Mar-17	$10,730	$10,489	$11,295
Apr-17	$10,829	$10,570	$11,420
May-17	$10,918	$10,651	$11,500
Jun-17	$10,941	$10,641	$11,573
Jul-17	$11,020	$10,686	$11,807
Aug-17	$11,000	$10,782	$11,850
Sep-17	$11,111	$10,731	$12,009
Oct-17	$11,211	$10,737	$12,206
Nov-17	$11,191	$10,723	$12,221
Dec-17	$11,200	$10,773	$12,197
Jan-18	$11,539	$10,649	$12,574
Feb-18	$11,419	$10,548	$12,428
Mar-18	$11,413	$10,615	$12,489
Apr-18	$11,424	$10,536	$12,464
May-18	$11,775	$10,612	$12,905
Jun-18	$11,790	$10,598	$12,960
Jul-18	$11,768	$10,601	$13,043
Aug-18	$12,097	$10,669	$13,502
Sep-18	$12,036	$10,600	$13,469
Oct-18	$11,465	$10,517	$12,654
Nov-18	$11,520	$10,579	$12,815
Dec-18	$11,125	$10,774	$12,215
Jan-19	$11,742	$10,888	$13,076
Feb-19	$12,126	$10,882	$13,468
Mar-19	$12,157	$11,091	$13,468
Apr-19	$12,483	$11,094	$13,830
May-19	$12,098	$11,291	$13,377
Jun-19	$12,549	$11,432	$13,987
Jul-19	$12,747	$11,458	$14,225
Aug-19	$12,549	$11,755	$14,050
Sep-19	$12,437	$11,692	$14,009
Oct-19	$12,624	$11,727	$14,230
Nov-19	$12,916	$11,721	$14,678
Dec-19	$13,130	$11,713	$15,043
Jan-20	$13,275	$11,938	$15,466
Feb-20	$12,985	$12,153	$15,030
Mar-20	$11,379	$12,082	$12,994
Apr-20	$12,528	$12,297	$14,435
May-20	$13,435	$12,354	$15,410
Jun-20	$14,000	$12,432	$16,133
Jul-20	$14,678	$12,617	$17,303
Aug-20	$15,162	$12,515	$18,785
Sep-20	$15,022	$12,509	$18,380
Oct-20	$15,083	$12,453	$18,229
Nov-20	$16,414	$12,575	$20,548
Dec-20	$17,258	$12,592	$21,996
Jan-21	$17,536	$12,502	$22,663
Feb-21	$18,173	$12,321	$23,361
Mar-21	$17,536	$12,168	$22,626
Apr-21	$17,775	$12,264	$23,210
May-21	$17,656	$12,304	$22,819
Jun-21	$17,921	$12,390	$23,513
Jul-21	$17,762	$12,529	$23,363
Aug-21	$17,881	$12,505	$23,796
Sep-21	$17,682	$12,397	$23,398
Oct-21	$18,080	$12,393	$24,236
Nov-21	$17,549	$12,430	$23,376
Dec-21	$17,653	$12,398	$23,391
Jan-22	$16,939	$12,131	$21,858
Feb-22	$16,909	$11,996	$21,864
Mar-22	$16,985	$11,662	$22,126
Apr-22	$16,074	$11,220	$20,556
May-22	$15,467	$11,292	$19,892
Jun-22	$14,754	$11,115	$18,663
Jul-22	$15,346	$11,387	$19,726
Aug-22	$15,270	$11,065	$19,906
Sep-22	$14,459	$10,587	$18,717
Oct-22	$14,854	$10,450	$19,326
Nov-22	$15,294	$10,834	$19,632
Dec-22	$14,921	$10,785	$19,015
Jan-23	$15,608	$11,117	$20,118
Feb-23	$15,226	$10,829	$19,858
Mar-23	$14,936	$11,104	$19,727
Apr-23	$14,631	$11,172	$19,453
May-23	$14,768	$11,050	$19,624
Jun-23	$15,711	$11,011	$20,641
Jul-23	$16,112	$11,003	$21,205
Aug-23	$15,603	$10,933	$20,656
Sep-23	$15,273	$10,655	$20,119
Oct-23	$14,635	$10,487	$19,234
Nov-23	$15,460	$10,962	$20,236
Dec-23	$16,418	$11,381	$21,462
Jan-24	$16,214	$11,350	$21,212
Feb-24	$16,481	$11,190	$21,467
Mar-24	$16,858	$11,293	$21,965
Apr-24	$16,274	$11,008	$21,200
May-24	$16,716	$11,194	$21,717
Jun-24	$16,865	$11,300	$21,918
Jul-24	$17,135	$11,564	$22,340
Aug-24	$17,453	$11,731	$22,633
Sep-24	$17,801	$11,888	$23,073
Oct-24	$17,962	$11,593	$23,267

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	22.73%	7.31%	6.03%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA U.S. Convertible Bond Index	20.97%	10.33%	8.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 24,812,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 126,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$24,812
Number of Investments	127
Total Net Advisory Fees Paid (in thousands)	$126
Portfolio Turnover Rate	100%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	20.5%
Financials	13.4%
Consumer Discretionary	13.2%
Industrials	12.5%
Communication Services	12.0%
Utilities	9.1%
Consumer Staples	8.3%
Health Care	5.8%
Energy	3.1%
Real Estate	1.3%
Materials	0.8%

C000099981
Shareholder Report [Line Items]
Fund Name	Harbor Convertible Securities Fund
Class Name	Investor Class
Trading Symbol	HICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$119	1.07%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Investor Class returned 22.55% for the year ended October 31, 2024, while the ICE BofA U.S. Convertible Bond Index returned 20.97% during the same period.

Top contributors to relative performance included:

• Security selection within Technology, Basic Industry, and Consumer Cyclicals.

Top detractors from relative performance included:

• Security selection within Consumer Non-Cyclicals and Financials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Convertible Bond Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,009	$10,071	$10,095
Dec-14	$9,903	$10,080	$10,013
Jan-15	$9,903	$10,292	$9,936
Feb-15	$10,184	$10,195	$10,348
Mar-15	$10,218	$10,242	$10,315
Apr-15	$10,284	$10,206	$10,391
May-15	$10,435	$10,181	$10,628
Jun-15	$10,297	$10,070	$10,372
Jul-15	$10,288	$10,140	$10,336
Aug-15	$10,014	$10,125	$9,964
Sep-15	$9,855	$10,194	$9,632
Oct-15	$10,035	$10,196	$9,990
Nov-15	$10,035	$10,169	$9,913
Dec-15	$9,862	$10,136	$9,714
Jan-16	$9,442	$10,275	$9,115
Feb-16	$9,433	$10,348	$9,138
Mar-16	$9,751	$10,443	$9,562
Apr-16	$9,888	$10,483	$9,702
May-16	$10,005	$10,486	$9,867
Jun-16	$9,956	$10,674	$9,910
Jul-16	$10,338	$10,742	$10,360
Aug-16	$10,378	$10,729	$10,389
Sep-16	$10,449	$10,723	$10,506
Oct-16	$10,321	$10,641	$10,332
Nov-16	$10,380	$10,389	$10,568
Dec-16	$10,345	$10,404	$10,727
Jan-17	$10,513	$10,425	$11,013
Feb-17	$10,641	$10,495	$11,223
Mar-17	$10,699	$10,489	$11,295
Apr-17	$10,797	$10,570	$11,420
May-17	$10,877	$10,651	$11,500
Jun-17	$10,907	$10,641	$11,573
Jul-17	$10,987	$10,686	$11,807
Aug-17	$10,957	$10,782	$11,850
Sep-17	$11,074	$10,731	$12,009
Oct-17	$11,174	$10,737	$12,206
Nov-17	$11,154	$10,723	$12,221
Dec-17	$11,159	$10,773	$12,197
Jan-18	$11,486	$10,649	$12,574
Feb-18	$11,377	$10,548	$12,428
Mar-18	$11,369	$10,615	$12,489
Apr-18	$11,380	$10,536	$12,464
May-18	$11,718	$10,612	$12,905
Jun-18	$11,731	$10,598	$12,960
Jul-18	$11,720	$10,601	$13,043
Aug-18	$12,048	$10,669	$13,502
Sep-18	$11,984	$10,600	$13,469
Oct-18	$11,436	$10,517	$12,654
Nov-18	$11,491	$10,579	$12,815
Dec-18	$11,096	$10,774	$12,215
Jan-19	$11,711	$10,888	$13,076
Feb-19	$12,082	$10,882	$13,468
Mar-19	$12,121	$11,091	$13,468
Apr-19	$12,447	$11,094	$13,830
May-19	$12,052	$11,291	$13,377
Jun-19	$12,510	$11,432	$13,987
Jul-19	$12,707	$11,458	$14,225
Aug-19	$12,510	$11,755	$14,050
Sep-19	$12,393	$11,692	$14,009
Oct-19	$12,579	$11,727	$14,230
Nov-19	$12,870	$11,721	$14,678
Dec-19	$13,078	$11,713	$15,043
Jan-20	$13,223	$11,938	$15,466
Feb-20	$12,934	$12,153	$15,030
Mar-20	$11,330	$12,082	$12,994
Apr-20	$12,474	$12,297	$14,435
May-20	$13,377	$12,354	$15,410
Jun-20	$13,948	$12,432	$16,133
Jul-20	$14,611	$12,617	$17,303
Aug-20	$15,093	$12,515	$18,785
Sep-20	$14,950	$12,509	$18,380
Oct-20	$15,010	$12,453	$18,229
Nov-20	$16,335	$12,575	$20,548
Dec-20	$17,171	$12,592	$21,996
Jan-21	$17,448	$12,502	$22,663
Feb-21	$18,082	$12,321	$23,361
Mar-21	$17,435	$12,168	$22,626
Apr-21	$17,686	$12,264	$23,210
May-21	$17,567	$12,304	$22,819
Jun-21	$17,831	$12,390	$23,513
Jul-21	$17,660	$12,529	$23,363
Aug-21	$17,778	$12,505	$23,796
Sep-21	$17,580	$12,397	$23,398
Oct-21	$17,976	$12,393	$24,236
Nov-21	$17,448	$12,430	$23,376
Dec-21	$17,542	$12,398	$23,391
Jan-22	$16,833	$12,131	$21,858
Feb-22	$16,803	$11,996	$21,864
Mar-22	$16,878	$11,662	$22,126
Apr-22	$15,972	$11,220	$20,556
May-22	$15,368	$11,292	$19,892
Jun-22	$14,644	$11,115	$18,663
Jul-22	$15,248	$11,387	$19,726
Aug-22	$15,172	$11,065	$19,906
Sep-22	$14,362	$10,587	$18,717
Oct-22	$14,754	$10,450	$19,326
Nov-22	$15,192	$10,834	$19,632
Dec-22	$14,814	$10,785	$19,015
Jan-23	$15,497	$11,117	$20,118
Feb-23	$15,117	$10,829	$19,858
Mar-23	$15,092	$11,104	$19,727
Apr-23	$14,802	$11,172	$19,453
May-23	$14,939	$11,050	$19,624
Jun-23	$15,651	$11,011	$20,641
Jul-23	$16,051	$11,003	$21,205
Aug-23	$15,543	$10,933	$20,656
Sep-23	$15,210	$10,655	$20,119
Oct-23	$14,573	$10,487	$19,234
Nov-23	$15,380	$10,962	$20,236
Dec-23	$16,348	$11,381	$21,462
Jan-24	$16,129	$11,350	$21,212
Feb-24	$16,410	$11,190	$21,467
Mar-24	$16,767	$11,293	$21,965
Apr-24	$16,200	$11,008	$21,200
May-24	$16,625	$11,194	$21,717
Jun-24	$16,769	$11,300	$21,918
Jul-24	$17,039	$11,564	$22,340
Aug-24	$17,372	$11,731	$22,633
Sep-24	$17,699	$11,888	$23,073
Oct-24	$17,859	$11,593	$23,267

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	22.55%	7.26%	5.97%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA U.S. Convertible Bond Index	20.97%	10.33%	8.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 24,812,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 126,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$24,812
Number of Investments	127
Total Net Advisory Fees Paid (in thousands)	$126
Portfolio Turnover Rate	100%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	20.5%
Financials	13.4%
Consumer Discretionary	13.2%
Industrials	12.5%
Communication Services	12.0%
Utilities	9.1%
Consumer Staples	8.3%
Health Care	5.8%
Energy	3.1%
Real Estate	1.3%
Materials	0.8%

C000200769
Shareholder Report [Line Items]
Fund Name	Harbor Core Bond Fund
Class Name	Retirement Class
Trading Symbol	HCBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Core Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Retirement Class returned 10.82% for the year ended October 31, 2024, while the Bloomberg U.S. Aggregate Bond Index returned 10.55% during the same period.

Top contributors to relative performance included:

• Overweight to Corporate Bonds and Securitized Products, along with an underweight to U.S. Treasuries.

• Overweight to Financials, Utilities, and Commercial Mortgage-Backed Security (CMBS).

• Security selection driven mainly by strong pool selection within Agency Residential Mortgage-Backed Security.

• Position in Asset-Backed Security driven by holdings of whole business securitizations.

Top detractors from relative performance included:

• Underweight to Industrials and out-of-index position in Small Business Administration securitizations.

• Security selection within non-Agency CMBS, Utilities and Financials.

• Security selection within corporates, driven by weak selection within the Real Estate Investment Trusts and Consumer non-Cyclical sub-sectors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	Bloomberg U.S. Aggregate Bond Index
Jun-18	$1,000,000	$1,000,000
Jun-18	$999,876	$1,002,340
Jul-18	$1,000,878	$1,002,579
Aug-18	$1,005,887	$1,009,029
Sep-18	$1,000,758	$1,002,532
Oct-18	$992,687	$994,611
Nov-18	$997,731	$1,000,546
Dec-18	$1,013,813	$1,018,927
Jan-19	$1,023,992	$1,029,750
Feb-19	$1,025,009	$1,029,153
Mar-19	$1,044,729	$1,048,913
Apr-19	$1,045,753	$1,049,182
May-19	$1,064,189	$1,067,807
Jun-19	$1,077,091	$1,081,215
Jul-19	$1,081,218	$1,083,594
Aug-19	$1,109,074	$1,111,674
Sep-19	$1,103,204	$1,105,754
Oct-19	$1,105,282	$1,109,085
Nov-19	$1,105,282	$1,108,518
Dec-19	$1,102,733	$1,107,746
Jan-20	$1,125,949	$1,129,064
Feb-20	$1,145,999	$1,149,387
Mar-20	$1,131,662	$1,142,621
Apr-20	$1,155,017	$1,162,934
May-20	$1,165,633	$1,168,347
Jun-20	$1,179,386	$1,175,709
Jul-20	$1,199,665	$1,193,269
Aug-20	$1,191,127	$1,183,637
Sep-20	$1,192,046	$1,182,988
Oct-20	$1,186,682	$1,177,705
Nov-20	$1,200,630	$1,189,261
Dec-20	$1,202,889	$1,190,900
Jan-21	$1,197,371	$1,182,361
Feb-21	$1,180,818	$1,165,289
Mar-21	$1,165,227	$1,150,737
Apr-21	$1,175,643	$1,159,828
May-21	$1,177,242	$1,163,617
Jun-21	$1,186,928	$1,171,792
Jul-21	$1,200,876	$1,184,895
Aug-21	$1,197,073	$1,182,639
Sep-21	$1,187,317	$1,172,399
Oct-21	$1,186,573	$1,172,076
Nov-21	$1,189,057	$1,175,545
Dec-21	$1,183,832	$1,172,538
Jan-22	$1,159,327	$1,147,276
Feb-22	$1,146,237	$1,134,476
Mar-22	$1,113,560	$1,102,956
Apr-22	$1,072,195	$1,061,101
May-22	$1,074,665	$1,067,942
Jun-22	$1,057,840	$1,051,188
Jul-22	$1,084,006	$1,076,873
Aug-22	$1,054,637	$1,046,449
Sep-22	$1,009,912	$1,001,233
Oct-22	$995,103	$988,264
Nov-22	$1,032,225	$1,024,608
Dec-22	$1,026,566	$1,019,987
Jan-23	$1,062,851	$1,051,368
Feb-23	$1,036,453	$1,024,184
Mar-23	$1,060,962	$1,050,198
Apr-23	$1,066,358	$1,056,565
May-23	$1,056,073	$1,045,060
Jun-23	$1,052,261	$1,041,331
Jul-23	$1,052,102	$1,040,609
Aug-23	$1,046,061	$1,033,957
Sep-23	$1,019,430	$1,007,685
Oct-23	$1,001,394	$991,783
Nov-23	$1,046,739	$1,036,696
Dec-23	$1,086,219	$1,076,380
Jan-24	$1,085,225	$1,073,423
Feb-24	$1,070,779	$1,058,258
Mar-24	$1,079,972	$1,068,031
Apr-24	$1,053,691	$1,041,052
May-24	$1,072,395	$1,058,701
Jun-24	$1,082,235	$1,068,728
Jul-24	$1,107,712	$1,093,686
Aug-24	$1,122,829	$1,109,404
Sep-24	$1,138,120	$1,124,260
Oct-24	$1,109,783	$1,096,380

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 06/01/2018
Retirement Class	10.82%	0.08%	1.64%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.44%

Performance Inception Date	Jun. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,223,711,000
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 1,796,000
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,223,711
Number of Investments	483
Total Net Advisory Fees Paid (in thousands)	$1,796
Portfolio Turnover Rate	101%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	29.8%
U.S. Government Obligations	26.2%
Mortgage Pass-Through	24.2%
Asset-Backed Securities	13.3%
Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.5%

C000200768
Shareholder Report [Line Items]
Fund Name	Harbor Core Bond Fund
Class Name	Institutional Class
Trading Symbol	HACBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Core Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Institutional Class returned 10.74% for the year ended October 31, 2024, while the Bloomberg U.S. Aggregate Bond Index returned 10.55% during the same period.

Top contributors to relative performance included:

• Overweight to Corporate Bonds and Securitized Products, along with an underweight to U.S. Treasuries.

• Overweight to Financials, Utilities, and Commercial Mortgage-Backed Security (CMBS).

• Security selection driven mainly by strong pool selection within Agency Residential Mortgage-Backed Security.

• Position in Asset-Backed Security driven by holdings of whole business securitizations.

Top detractors from relative performance included:

• Underweight to Industrials and out-of-index position in Small Business Administration securitizations.

• Security selection within non-Agency CMBS, Utilities and Financials.

• Security selection within corporates, driven by weak selection within the Real Estate Investment Trusts and Consumer non-Cyclical sub-sectors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
Jun-18	$10,000	$10,000
Jun-18	$9,999	$10,023
Jul-18	$10,009	$10,026
Aug-18	$10,059	$10,090
Sep-18	$10,005	$10,025
Oct-18	$9,925	$9,946
Nov-18	$9,975	$10,005
Dec-18	$10,134	$10,189
Jan-19	$10,236	$10,298
Feb-19	$10,236	$10,292
Mar-19	$10,441	$10,489
Apr-19	$10,451	$10,492
May-19	$10,625	$10,678
Jun-19	$10,763	$10,812
Jul-19	$10,804	$10,836
Aug-19	$11,082	$11,117
Sep-19	$11,011	$11,058
Oct-19	$11,042	$11,091
Nov-19	$11,032	$11,085
Dec-19	$11,004	$11,077
Jan-20	$11,246	$11,291
Feb-20	$11,447	$11,494
Mar-20	$11,301	$11,426
Apr-20	$11,534	$11,629
May-20	$11,640	$11,683
Jun-20	$11,775	$11,757
Jul-20	$11,978	$11,933
Aug-20	$11,892	$11,836
Sep-20	$11,899	$11,830
Oct-20	$11,846	$11,777
Nov-20	$11,985	$11,893
Dec-20	$12,005	$11,909
Jan-21	$11,950	$11,824
Feb-21	$11,774	$11,653
Mar-21	$11,627	$11,507
Apr-21	$11,730	$11,598
May-21	$11,745	$11,636
Jun-21	$11,841	$11,718
Jul-21	$11,979	$11,849
Aug-21	$11,940	$11,826
Sep-21	$11,842	$11,724
Oct-21	$11,834	$11,721
Nov-21	$11,858	$11,755
Dec-21	$11,805	$11,725
Jan-22	$11,560	$11,473
Feb-22	$11,418	$11,345
Mar-22	$11,102	$11,030
Apr-22	$10,689	$10,611
May-22	$10,713	$10,679
Jun-22	$10,555	$10,512
Jul-22	$10,804	$10,769
Aug-22	$10,522	$10,464
Sep-22	$10,064	$10,012
Oct-22	$9,916	$9,883
Nov-22	$10,274	$10,246
Dec-22	$10,228	$10,200
Jan-23	$10,589	$10,514
Feb-23	$10,326	$10,242
Mar-23	$10,557	$10,502
Apr-23	$10,622	$10,566
May-23	$10,507	$10,451
Jun-23	$10,480	$10,413
Jul-23	$10,478	$10,406
Aug-23	$10,417	$10,340
Sep-23	$10,151	$10,077
Oct-23	$9,971	$9,918
Nov-23	$10,422	$10,367
Dec-23	$10,814	$10,764
Jan-24	$10,792	$10,734
Feb-24	$10,648	$10,583
Mar-24	$10,739	$10,680
Apr-24	$10,488	$10,411
May-24	$10,661	$10,587
Jun-24	$10,771	$10,687
Jul-24	$11,024	$10,937
Aug-24	$11,161	$11,094
Sep-24	$11,312	$11,243
Oct-24	$11,042	$10,964

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 06/01/2018
Institutional Class	10.74%	-0.01%	1.56%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.44%

Performance Inception Date	Jun. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,223,711,000
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 1,796,000
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,223,711
Number of Investments	483
Total Net Advisory Fees Paid (in thousands)	$1,796
Portfolio Turnover Rate	101%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	29.8%
U.S. Government Obligations	26.2%
Mortgage Pass-Through	24.2%
Asset-Backed Securities	13.3%
Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.5%

C000200770
Shareholder Report [Line Items]
Fund Name	Harbor Core Plus Fund
Class Name	Retirement Class
Trading Symbol	HBFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Retirement Class returned 12.11% for the year ended October 31, 2024, while the Bloomberg U.S. Aggregate Bond Index returned 10.55% during the same period.

Top contributors to relative performance included:

• Security selection within corporate and securitized sectors driven by high-yield positions, as high-yield bonds generally outperformed their investment-grade counterparts over the period.

• Overweight to risk assets and underweight to U.S. Treasuries as corporate and securitized bonds broadly outperformed U.S. Treasury bonds.

• Security selection within Financials driven by bond selection within the Banking and Brokerage sub-sectors and security selections within Industrials driven by positions within the Consumer Cyclical, Energy, and Technology sub-sectors.

• Positions in bonds with unique structures, such as the Citi 3.875% perpetual bonds and the Energy Transfer 11/1/2066 floaters.

• Within securitized products, investments in non-traditional asset-backed securities, particularly whole business securitizations, out-of-index non-Agency Residential Mortgage-Backed Security and Small Business Administration securitizations.

Top detractors from relative performance included:

• Security selection within Commercial Mortgage-Backed Security (CMBS), mainly non-Agency CMBS, and underweight to Utility and Municipal Bonds.

• Cash positions and out-of-index positions in Collateralized Loan Obligations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	Bloomberg U.S. Aggregate Bond Index
Oct-14	$1,000,000	$1,000,000
Nov-14	$1,009,772	$1,007,094
Dec-14	$1,005,546	$1,008,036
Jan-15	$1,030,560	$1,029,174
Feb-15	$1,023,055	$1,019,497
Mar-15	$1,026,677	$1,024,231
Apr-15	$1,021,669	$1,020,556
May-15	$1,020,834	$1,018,098
Jun-15	$1,010,231	$1,006,997
Jul-15	$1,019,468	$1,013,997
Aug-15	$1,013,590	$1,012,541
Sep-15	$1,007,226	$1,019,390
Oct-15	$1,013,176	$1,019,559
Nov-15	$1,012,326	$1,016,866
Dec-15	$1,007,835	$1,013,580
Jan-16	$1,015,743	$1,027,528
Feb-16	$1,011,350	$1,034,817
Mar-16	$1,028,534	$1,044,311
Apr-16	$1,034,719	$1,048,320
May-16	$1,036,486	$1,048,589
Jun-16	$1,050,788	$1,067,430
Jul-16	$1,064,112	$1,074,178
Aug-16	$1,062,335	$1,072,950
Sep-16	$1,065,227	$1,072,321
Oct-16	$1,060,763	$1,064,119
Nov-16	$1,033,976	$1,038,949
Dec-16	$1,040,523	$1,040,414
Jan-17	$1,048,781	$1,042,455
Feb-17	$1,057,039	$1,049,462
Mar-17	$1,056,443	$1,048,911
Apr-17	$1,064,726	$1,057,006
May-17	$1,073,008	$1,065,142
Jun-17	$1,073,567	$1,064,070
Jul-17	$1,081,911	$1,068,649
Aug-17	$1,094,890	$1,078,234
Sep-17	$1,092,532	$1,073,099
Oct-17	$1,090,665	$1,073,720
Nov-17	$1,085,996	$1,072,342
Dec-17	$1,091,470	$1,077,264
Jan-18	$1,081,030	$1,064,857
Feb-18	$1,073,437	$1,054,763
Mar-18	$1,077,957	$1,061,527
Apr-18	$1,068,452	$1,053,632
May-18	$1,072,254	$1,061,151
Jun-18	$1,074,379	$1,059,846
Jul-18	$1,077,257	$1,060,098
Aug-18	$1,082,054	$1,066,919
Sep-18	$1,076,182	$1,060,049
Oct-18	$1,072,314	$1,051,674
Nov-18	$1,075,215	$1,057,949
Dec-18	$1,088,936	$1,077,384
Jan-19	$1,102,646	$1,088,829
Feb-19	$1,105,583	$1,088,197
Mar-19	$1,120,843	$1,109,091
Apr-19	$1,123,795	$1,109,375
May-19	$1,143,477	$1,129,069
Jun-19	$1,156,630	$1,143,246
Jul-19	$1,156,630	$1,145,762
Aug-19	$1,189,365	$1,175,452
Sep-19	$1,183,538	$1,169,193
Oct-19	$1,188,532	$1,172,715
Nov-19	$1,185,536	$1,172,115
Dec-19	$1,181,697	$1,171,299
Jan-20	$1,210,026	$1,193,840
Feb-20	$1,227,225	$1,215,329
Mar-20	$1,204,601	$1,208,175
Apr-20	$1,231,009	$1,229,653
May-20	$1,240,150	$1,235,377
Jun-20	$1,255,516	$1,243,161
Jul-20	$1,275,964	$1,261,728
Aug-20	$1,274,942	$1,251,544
Sep-20	$1,274,671	$1,250,858
Oct-20	$1,269,531	$1,245,272
Nov-20	$1,284,951	$1,257,491
Dec-20	$1,287,835	$1,259,224
Jan-21	$1,281,558	$1,250,195
Feb-21	$1,266,912	$1,232,143
Mar-21	$1,252,517	$1,216,756
Apr-21	$1,263,775	$1,226,369
May-21	$1,267,636	$1,230,375
Jun-21	$1,279,682	$1,239,020
Jul-21	$1,291,920	$1,252,874
Aug-21	$1,290,615	$1,250,489
Sep-21	$1,282,055	$1,239,662
Oct-21	$1,280,740	$1,239,320
Nov-21	$1,282,554	$1,242,988
Dec-21	$1,280,602	$1,239,808
Jan-22	$1,256,983	$1,213,097
Feb-22	$1,242,556	$1,199,563
Mar-22	$1,207,309	$1,166,235
Apr-22	$1,163,811	$1,121,978
May-22	$1,167,067	$1,129,211
Jun-22	$1,144,196	$1,111,497
Jul-22	$1,170,470	$1,138,655
Aug-22	$1,142,554	$1,106,485
Sep-22	$1,095,817	$1,058,675
Oct-22	$1,078,580	$1,044,962
Nov-22	$1,117,788	$1,083,391
Dec-22	$1,113,981	$1,078,506
Jan-23	$1,155,118	$1,111,686
Feb-23	$1,129,110	$1,082,943
Mar-23	$1,152,123	$1,110,449
Apr-23	$1,160,951	$1,117,182
May-23	$1,149,208	$1,105,016
Jun-23	$1,148,289	$1,101,074
Jul-23	$1,148,892	$1,100,310
Aug-23	$1,142,373	$1,093,277
Sep-23	$1,114,017	$1,065,498
Oct-23	$1,094,015	$1,048,684
Nov-23	$1,145,026	$1,096,173
Dec-23	$1,189,471	$1,138,134
Jan-24	$1,190,809	$1,135,007
Feb-24	$1,177,073	$1,118,972
Mar-24	$1,188,275	$1,129,306
Apr-24	$1,161,110	$1,100,779
May-24	$1,180,739	$1,119,441
Jun-24	$1,192,792	$1,130,043
Jul-24	$1,220,027	$1,156,433
Aug-24	$1,237,334	$1,173,052
Sep-24	$1,257,145	$1,188,760
Oct-24	$1,226,543	$1,159,281

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	12.11%	0.63%	2.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,132,172,000
Holdings Count | Holding	683
Advisory Fees Paid, Amount	$ 2,539,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,132,172
Number of Investments	683
Total Net Advisory Fees Paid (in thousands)	$2,539
Portfolio Turnover Rate	56%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	29.5%
Mortgage Pass-Through	25.5%
U.S. Government Obligations	21.9%
Asset-Backed Securities	14.5%
Collateralized Mortgage Obligations	8.6%

C000001976
Shareholder Report [Line Items]
Fund Name	Harbor Core Plus Fund
Class Name	Institutional Class
Trading Symbol	HABDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Institutional Class returned 11.93% for the year ended October 31, 2024, while the Bloomberg U.S. Aggregate Bond Index returned 10.55% during the same period.

Top contributors to relative performance included:

• Security selection within corporate and securitized sectors driven by high-yield positions, as high-yield bonds generally outperformed their investment-grade counterparts over the period.

• Overweight to risk assets and underweight to U.S. Treasuries as corporate and securitized bonds broadly outperformed U.S. Treasury bonds.

• Security selection within Financials driven by bond selection within the Banking and Brokerage sub-sectors and security selections within Industrials driven by positions within the Consumer Cyclical, Energy, and Technology sub-sectors.

• Positions in bonds with unique structures, such as the Citi 3.875% perpetual bonds and the Energy Transfer 11/1/2066 floaters.

• Within securitized products, investments in non-traditional asset-backed securities, particularly whole business securitizations, out-of-index non-Agency Residential Mortgage-Backed Security and Small Business Administration securitizations.

Top detractors from relative performance included:

• Security selection within Commercial Mortgage-Backed Security (CMBS), mainly non-Agency CMBS, and underweight to Utility and Municipal Bonds.

• Cash positions and out-of-index positions in Collateralized Loan Obligations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
Oct-14	$10,000	$10,000
Nov-14	$10,098	$10,071
Dec-14	$10,055	$10,080
Jan-15	$10,306	$10,292
Feb-15	$10,231	$10,195
Mar-15	$10,267	$10,242
Apr-15	$10,217	$10,206
May-15	$10,208	$10,181
Jun-15	$10,102	$10,070
Jul-15	$10,195	$10,140
Aug-15	$10,136	$10,125
Sep-15	$10,072	$10,194
Oct-15	$10,132	$10,196
Nov-15	$10,123	$10,169
Dec-15	$10,078	$10,136
Jan-16	$10,157	$10,275
Feb-16	$10,114	$10,348
Mar-16	$10,285	$10,443
Apr-16	$10,347	$10,483
May-16	$10,365	$10,486
Jun-16	$10,508	$10,674
Jul-16	$10,641	$10,742
Aug-16	$10,623	$10,729
Sep-16	$10,652	$10,723
Oct-16	$10,608	$10,641
Nov-16	$10,340	$10,389
Dec-16	$10,405	$10,404
Jan-17	$10,488	$10,425
Feb-17	$10,570	$10,495
Mar-17	$10,564	$10,489
Apr-17	$10,647	$10,570
May-17	$10,730	$10,651
Jun-17	$10,736	$10,641
Jul-17	$10,819	$10,686
Aug-17	$10,949	$10,782
Sep-17	$10,925	$10,731
Oct-17	$10,907	$10,737
Nov-17	$10,860	$10,723
Dec-17	$10,915	$10,773
Jan-18	$10,810	$10,649
Feb-18	$10,734	$10,548
Mar-18	$10,780	$10,615
Apr-18	$10,685	$10,536
May-18	$10,732	$10,612
Jun-18	$10,741	$10,598
Jul-18	$10,780	$10,601
Aug-18	$10,828	$10,669
Sep-18	$10,767	$10,600
Oct-18	$10,728	$10,517
Nov-18	$10,757	$10,579
Dec-18	$10,892	$10,774
Jan-19	$11,029	$10,888
Feb-19	$11,059	$10,882
Mar-19	$11,219	$11,091
Apr-19	$11,239	$11,094
May-19	$11,435	$11,291
Jun-19	$11,565	$11,432
Jul-19	$11,565	$11,458
Aug-19	$11,892	$11,755
Sep-19	$11,831	$11,692
Oct-19	$11,881	$11,727
Nov-19	$11,851	$11,721
Dec-19	$11,810	$11,713
Jan-20	$12,093	$11,938
Feb-20	$12,265	$12,153
Mar-20	$12,036	$12,082
Apr-20	$12,279	$12,297
May-20	$12,391	$12,354
Jun-20	$12,542	$12,432
Jul-20	$12,746	$12,617
Aug-20	$12,736	$12,515
Sep-20	$12,731	$12,509
Oct-20	$12,679	$12,453
Nov-20	$12,833	$12,575
Dec-20	$12,859	$12,592
Jan-21	$12,797	$12,502
Feb-21	$12,651	$12,321
Mar-21	$12,504	$12,168
Apr-21	$12,616	$12,264
May-21	$12,653	$12,304
Jun-21	$12,773	$12,390
Jul-21	$12,894	$12,529
Aug-21	$12,880	$12,505
Sep-21	$12,794	$12,397
Oct-21	$12,780	$12,393
Nov-21	$12,797	$12,430
Dec-21	$12,777	$12,398
Jan-22	$12,540	$12,131
Feb-22	$12,396	$11,996
Mar-22	$12,044	$11,662
Apr-22	$11,609	$11,220
May-22	$11,611	$11,292
Jun-22	$11,393	$11,115
Jul-22	$11,643	$11,387
Aug-22	$11,375	$11,065
Sep-22	$10,897	$10,587
Oct-22	$10,736	$10,450
Nov-22	$11,126	$10,834
Dec-22	$11,087	$10,785
Jan-23	$11,496	$11,117
Feb-23	$11,236	$10,829
Mar-23	$11,465	$11,104
Apr-23	$11,552	$11,172
May-23	$11,423	$11,050
Jun-23	$11,424	$11,011
Jul-23	$11,430	$11,003
Aug-23	$11,364	$10,933
Sep-23	$11,081	$10,655
Oct-23	$10,881	$10,487
Nov-23	$11,377	$10,962
Dec-23	$11,830	$11,381
Jan-24	$11,831	$11,350
Feb-24	$11,705	$11,190
Mar-24	$11,804	$11,293
Apr-24	$11,533	$11,008
May-24	$11,739	$11,194
Jun-24	$11,847	$11,300
Jul-24	$12,117	$11,564
Aug-24	$12,288	$11,731
Sep-24	$12,484	$11,888
Oct-24	$12,179	$11,593

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	11.93%	0.50%	1.99%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,132,172,000
Holdings Count | Holding	683
Advisory Fees Paid, Amount	$ 2,539,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,132,172
Number of Investments	683
Total Net Advisory Fees Paid (in thousands)	$2,539
Portfolio Turnover Rate	56%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	29.5%
Mortgage Pass-Through	25.5%
U.S. Government Obligations	21.9%
Asset-Backed Securities	14.5%
Collateralized Mortgage Obligations	8.6%

C000001977
Shareholder Report [Line Items]
Fund Name	Harbor Core Plus Fund
Class Name	Administrative Class
Trading Symbol	HRBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Administrative Class returned 11.75% for the year ended October 31, 2024, while the Bloomberg U.S. Aggregate Bond Index returned 10.55% during the same period.

Top contributors to relative performance included:

• Security selection within corporate and securitized sectors driven by high-yield positions, as high-yield bonds generally outperformed their investment-grade counterparts over the period.

• Overweight to risk assets and underweight to U.S. Treasuries as corporate and securitized bonds broadly outperformed U.S. Treasury bonds.

• Security selection within Financials driven by bond selection within the Banking and Brokerage sub-sectors and security selections within Industrials driven by positions within the Consumer Cyclical, Energy, and Technology sub-sectors.

• Positions in bonds with unique structures, such as the Citi 3.875% perpetual bonds and the Energy Transfer 11/1/2066 floaters.

• Within securitized products, investments in non-traditional asset-backed securities, particularly whole business securitizations, out-of-index non-Agency Residential Mortgage-Backed Security and Small Business Administration securitizations.

Top detractors from relative performance included:

• Security selection within Commercial Mortgage-Backed Security (CMBS), mainly non-Agency CMBS, and underweight to Utility and Municipal Bonds.

• Cash positions and out-of-index positions in Collateralized Loan Obligations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Bond Index
Oct-14	$10,000	$10,000
Nov-14	$10,098	$10,071
Dec-14	$10,057	$10,080
Jan-15	$10,307	$10,292
Feb-15	$10,232	$10,195
Mar-15	$10,261	$10,242
Apr-15	$10,211	$10,206
May-15	$10,203	$10,181
Jun-15	$10,090	$10,070
Jul-15	$10,182	$10,140
Aug-15	$10,115	$10,125
Sep-15	$10,054	$10,194
Oct-15	$10,113	$10,196
Nov-15	$10,096	$10,169
Dec-15	$10,053	$10,136
Jan-16	$10,131	$10,275
Feb-16	$10,079	$10,348
Mar-16	$10,253	$10,443
Apr-16	$10,314	$10,483
May-16	$10,332	$10,486
Jun-16	$10,476	$10,674
Jul-16	$10,600	$10,742
Aug-16	$10,582	$10,729
Sep-16	$10,604	$10,723
Oct-16	$10,560	$10,641
Nov-16	$10,293	$10,389
Dec-16	$10,361	$10,404
Jan-17	$10,434	$10,425
Feb-17	$10,507	$10,495
Mar-17	$10,503	$10,489
Apr-17	$10,595	$10,570
May-17	$10,668	$10,651
Jun-17	$10,676	$10,641
Jul-17	$10,750	$10,686
Aug-17	$10,878	$10,782
Sep-17	$10,848	$10,731
Oct-17	$10,830	$10,737
Nov-17	$10,783	$10,723
Dec-17	$10,830	$10,773
Jan-18	$10,727	$10,649
Feb-18	$10,652	$10,548
Mar-18	$10,700	$10,615
Apr-18	$10,596	$10,536
May-18	$10,643	$10,612
Jun-18	$10,655	$10,598
Jul-18	$10,683	$10,601
Aug-18	$10,721	$10,669
Sep-18	$10,664	$10,600
Oct-18	$10,626	$10,517
Nov-18	$10,655	$10,579
Dec-18	$10,781	$10,774
Jan-19	$10,917	$10,888
Feb-19	$10,936	$10,882
Mar-19	$11,098	$11,091
Apr-19	$11,118	$11,094
May-19	$11,312	$11,291
Jun-19	$11,433	$11,432
Jul-19	$11,433	$11,458
Aug-19	$11,746	$11,755
Sep-19	$11,687	$11,692
Oct-19	$11,736	$11,727
Nov-19	$11,706	$11,721
Dec-19	$11,668	$11,713
Jan-20	$11,947	$11,938
Feb-20	$12,106	$12,153
Mar-20	$11,873	$12,082
Apr-20	$12,113	$12,297
May-20	$12,223	$12,354
Jun-20	$12,375	$12,432
Jul-20	$12,566	$12,617
Aug-20	$12,556	$12,515
Sep-20	$12,553	$12,509
Oct-20	$12,492	$12,453
Nov-20	$12,633	$12,575
Dec-20	$12,664	$12,592
Jan-21	$12,602	$12,502
Feb-21	$12,458	$12,321
Mar-21	$12,307	$12,168
Apr-21	$12,414	$12,264
May-21	$12,449	$12,304
Jun-21	$12,563	$12,390
Jul-21	$12,680	$12,529
Aug-21	$12,663	$12,505
Sep-21	$12,586	$12,397
Oct-21	$12,560	$12,393
Nov-21	$12,574	$12,430
Dec-21	$12,562	$12,398
Jan-22	$12,317	$12,131
Feb-22	$12,173	$11,996
Mar-22	$11,824	$11,662
Apr-22	$11,396	$11,220
May-22	$11,395	$11,292
Jun-22	$11,179	$11,115
Jul-22	$11,422	$11,387
Aug-22	$11,156	$11,065
Sep-22	$10,686	$10,587
Oct-22	$10,526	$10,450
Nov-22	$10,905	$10,834
Dec-22	$10,865	$10,785
Jan-23	$11,263	$11,117
Feb-23	$11,007	$10,829
Mar-23	$11,228	$11,104
Apr-23	$11,311	$11,172
May-23	$11,193	$11,050
Jun-23	$11,181	$11,011
Jul-23	$11,184	$11,003
Aug-23	$11,117	$10,933
Sep-23	$10,838	$10,655
Oct-23	$10,641	$10,487
Nov-23	$11,123	$10,962
Dec-23	$11,563	$11,381
Jan-24	$11,573	$11,350
Feb-24	$11,436	$11,190
Mar-24	$11,531	$11,293
Apr-24	$11,264	$11,008
May-24	$11,462	$11,194
Jun-24	$11,565	$11,300
Jul-24	$11,837	$11,564
Aug-24	$11,990	$11,731
Sep-24	$12,179	$11,888
Oct-24	$11,891	$11,593

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	11.75%	0.26%	1.75%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,132,172,000
Holdings Count | Holding	683
Advisory Fees Paid, Amount	$ 2,539,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,132,172
Number of Investments	683
Total Net Advisory Fees Paid (in thousands)	$2,539
Portfolio Turnover Rate	56%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	29.5%
Mortgage Pass-Through	25.5%
U.S. Government Obligations	21.9%
Asset-Backed Securities	14.5%
Collateralized Mortgage Obligations	8.6%

C000166747
Shareholder Report [Line Items]
Fund Name	Harbor Disruptive Innovation Fund
Class Name	Retirement Class
Trading Symbol	HNMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Disruptive Innovation Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$89	0.75%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Retirement Class returned 36.77% for the year ended October 31, 2024, while the S&P 500 Index returned 38.02% during the same period.

Top contributors to relative performance included:

• Security selection in the Financials, Industrials, and Communication Services sectors.

• Positions in Avidity Biosciences, Inc., Block, Inc., and DoorDash, Inc.

Top detractors from relative performance included:

• Security selection in the Information Technology, Consumer Staples, and Consumer Discretionary sectors.

• Positions in Farfetch Ltd., Dada Nexus Ltd. ADR, and an underweight in NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell 3000® Growth Index
Oct-14	$1,000,000	$1,000,000	$1,000,000
Nov-14	$1,014,873	$1,026,895	$1,029,777
Dec-14	$1,007,161	$1,024,308	$1,022,099
Jan-15	$995,716	$993,559	$1,005,861
Feb-15	$1,057,103	$1,050,660	$1,073,309
Mar-15	$1,062,305	$1,034,044	$1,063,484
Apr-15	$1,070,629	$1,043,964	$1,065,942
May-15	$1,088,316	$1,057,389	$1,082,781
Jun-15	$1,085,195	$1,036,920	$1,066,321
Jul-15	$1,109,125	$1,058,645	$1,099,855
Aug-15	$1,026,929	$994,773	$1,031,725
Sep-15	$969,704	$970,158	$1,003,055
Oct-15	$1,015,484	$1,051,995	$1,087,176
Nov-15	$1,036,293	$1,055,124	$1,092,968
Dec-15	$1,017,610	$1,038,482	$1,074,155
Jan-16	$889,380	$986,949	$1,009,982
Feb-16	$912,908	$985,617	$1,009,078
Mar-16	$956,436	$1,052,480	$1,077,776
Apr-16	$961,142	$1,056,560	$1,069,393
May-16	$988,200	$1,075,533	$1,090,743
Jun-16	$994,082	$1,078,320	$1,086,395
Jul-16	$1,045,845	$1,118,076	$1,139,144
Aug-16	$1,051,727	$1,119,646	$1,134,813
Sep-16	$1,059,962	$1,119,858	$1,139,883
Oct-16	$1,009,375	$1,099,430	$1,109,767
Nov-16	$1,039,963	$1,140,148	$1,139,365
Dec-16	$1,025,845	$1,162,684	$1,153,577
Jan-17	$1,071,726	$1,184,736	$1,190,890
Feb-17	$1,091,725	$1,231,777	$1,238,820
Mar-17	$1,124,665	$1,233,214	$1,253,169
Apr-17	$1,151,723	$1,245,879	$1,281,414
May-17	$1,216,427	$1,263,412	$1,311,422
Jun-17	$1,228,191	$1,271,298	$1,311,481
Jul-17	$1,251,720	$1,297,439	$1,344,468
Aug-17	$1,264,660	$1,301,411	$1,367,076
Sep-17	$1,279,954	$1,328,256	$1,389,212
Oct-17	$1,323,482	$1,359,252	$1,440,498
Nov-17	$1,356,422	$1,400,940	$1,484,075
Dec-17	$1,357,356	$1,416,516	$1,494,886
Jan-18	$1,451,964	$1,497,617	$1,597,062
Feb-18	$1,425,684	$1,442,420	$1,554,921
Mar-18	$1,433,568	$1,405,763	$1,517,058
Apr-18	$1,411,230	$1,411,157	$1,522,058
May-18	$1,516,350	$1,445,141	$1,591,049
Jun-18	$1,525,548	$1,454,035	$1,606,152
Jul-18	$1,529,490	$1,508,145	$1,651,765
Aug-18	$1,643,807	$1,557,289	$1,743,049
Sep-18	$1,639,865	$1,566,152	$1,748,827
Oct-18	$1,429,626	$1,459,106	$1,587,407
Nov-18	$1,491,384	$1,488,840	$1,604,865
Dec-18	$1,336,050	$1,354,411	$1,463,209
Jan-19	$1,526,914	$1,462,948	$1,597,462
Feb-19	$1,650,976	$1,509,921	$1,658,021
Mar-19	$1,662,110	$1,539,261	$1,699,946
Apr-19	$1,741,636	$1,601,585	$1,774,929
May-19	$1,668,472	$1,499,807	$1,661,394
Jun-19	$1,763,904	$1,605,508	$1,776,478
Jul-19	$1,775,038	$1,628,583	$1,815,041
Aug-19	$1,754,361	$1,602,786	$1,796,858
Sep-19	$1,685,968	$1,632,774	$1,796,085
Oct-19	$1,735,274	$1,668,140	$1,846,746
Nov-19	$1,856,155	$1,728,692	$1,930,388
Dec-19	$1,857,866	$1,780,867	$1,987,714
Jan-20	$1,912,740	$1,780,169	$2,027,852
Feb-20	$1,801,033	$1,633,627	$1,889,231
Mar-20	$1,528,624	$1,431,853	$1,692,506
Apr-20	$1,801,033	$1,615,407	$1,943,025
May-20	$2,044,045	$1,692,346	$2,076,509
Jun-20	$2,163,591	$1,726,002	$2,166,299
Jul-20	$2,371,327	$1,823,323	$2,327,643
Aug-20	$2,483,034	$1,954,384	$2,562,076
Sep-20	$2,545,747	$1,880,124	$2,444,868
Oct-20	$2,533,988	$1,830,124	$2,367,540
Nov-20	$2,820,115	$2,030,457	$2,620,152
Dec-20	$3,002,215	$2,108,525	$2,748,256
Jan-21	$2,999,973	$2,087,238	$2,737,867
Feb-21	$3,062,753	$2,144,793	$2,743,474
Mar-21	$3,008,942	$2,238,726	$2,781,024
Apr-21	$3,163,649	$2,358,203	$2,961,426
May-21	$3,002,215	$2,374,674	$2,917,600
Jun-21	$3,163,649	$2,430,110	$3,097,499
Jul-21	$3,233,155	$2,487,837	$3,184,965
Aug-21	$3,255,576	$2,563,482	$3,300,150
Sep-21	$3,076,206	$2,444,255	$3,119,014
Oct-21	$3,228,671	$2,615,504	$3,381,170
Nov-21	$3,087,416	$2,597,381	$3,390,306
Dec-21	$2,941,360	$2,713,785	$3,458,647
Jan-22	$2,529,020	$2,573,355	$3,152,049
Feb-22	$2,411,209	$2,496,305	$3,026,375
Mar-22	$2,462,260	$2,588,992	$3,138,639
Apr-22	$2,026,358	$2,363,227	$2,759,267
May-22	$1,873,203	$2,367,563	$2,695,805
Jun-22	$1,720,048	$2,172,135	$2,484,962
Jul-22	$1,943,890	$2,372,416	$2,782,031
Aug-22	$1,877,130	$2,275,664	$2,658,519
Sep-22	$1,668,996	$2,066,078	$2,401,239
Oct-22	$1,716,121	$2,233,351	$2,546,924
Nov-22	$1,755,391	$2,358,160	$2,658,296
Dec-22	$1,637,580	$2,222,296	$2,456,818
Jan-23	$1,837,859	$2,361,931	$2,664,062
Feb-23	$1,818,224	$2,304,302	$2,632,590
Mar-23	$1,908,546	$2,388,903	$2,797,116
Apr-23	$1,826,078	$2,426,190	$2,821,225
May-23	$1,943,890	$2,436,736	$2,942,568
Jun-23	$2,045,993	$2,597,744	$3,145,995
Jul-23	$2,116,680	$2,681,196	$3,254,106
Aug-23	$1,987,087	$2,638,508	$3,217,600
Sep-23	$1,857,495	$2,512,709	$3,040,774
Oct-23	$1,751,464	$2,459,875	$2,988,041
Nov-23	$2,014,577	$2,684,525	$3,311,280
Dec-23	$2,183,440	$2,806,485	$3,469,260
Jan-24	$2,214,856	$2,853,645	$3,546,060
Feb-24	$2,422,990	$3,006,018	$3,790,133
Mar-24	$2,462,260	$3,102,736	$3,858,722
Apr-24	$2,254,127	$2,976,004	$3,688,647
May-24	$2,265,908	$3,123,570	$3,908,395
Jun-24	$2,352,303	$3,235,649	$4,159,531
Jul-24	$2,313,032	$3,275,035	$4,106,826
Aug-24	$2,348,376	$3,354,476	$4,186,065
Sep-24	$2,411,209	$3,426,117	$4,301,716
Oct-24	$2,395,501	$3,395,049	$4,285,504

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	36.77%	6.66%	9.13%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 3000® Growth Index	43.42%	18.34%	15.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 67,610,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 505,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$67,610
Number of Investments	73
Total Net Advisory Fees Paid (in thousands)	$505
Portfolio Turnover Rate	58%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	48.0%
Consumer Discretionary	12.0%
Financials	10.7%
Communication Services	10.4%
Health Care	9.5%
Industrials	6.6%
Materials	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023.

Effective July 11, 2024, and May 23, 2024, 4BIO Partners LLP (“4BIO Capital”) and Tekne Capital Management, LLC (“Tekne”), respectively, were removed as subadvisors to Fund. The Fund employs a multi-manager approach to achieve its investment objective. The portion of the Fund’s assets that were allocated to 4BIO Capital and Tekne were reallocated by Harbor Capital Advisors, Inc., the Fund’s investment advisor, to the remaining subadvisors in the Fund.

At the meeting held on November 18-19, 2024, the Board of Trustees voted to liquidate and dissolve the Fund. The liquidation of the Fund is expected to occur on January 29, 2025. Additional information related to the liquidation can be found in the supplement to the Fund's prospectus and statement of additional information as filed with the SEC on November 22, 2024.

Material Fund Change Adviser [Text Block]

Effective July 11, 2024, and May 23, 2024, 4BIO Partners LLP (“4BIO Capital”) and Tekne Capital Management, LLC (“Tekne”), respectively, were removed as subadvisors to Fund. The Fund employs a multi-manager approach to achieve its investment objective. The portion of the Fund’s assets that were allocated to 4BIO Capital and Tekne were reallocated by Harbor Capital Advisors, Inc., the Fund’s investment advisor, to the remaining subadvisors in the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023.
C000001982
Shareholder Report [Line Items]
Fund Name	Harbor Disruptive Innovation Fund
Class Name	Institutional Class
Trading Symbol	HAMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Disruptive Innovation Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.83%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Institutional Class returned 36.82% for the year ended October 31, 2024, while the S&P 500 Index returned 38.02% during the same period.

Top contributors to relative performance included:

• Security selection in the Financials, Industrials, and Communication Services sectors.

• Positions in Avidity Biosciences, Inc., Block, Inc., and DoorDash, Inc.

Top detractors from relative performance included:

• Security selection in the Information Technology, Consumer Staples, and Consumer Discretionary sectors.

• Positions in Farfetch Ltd., Dada Nexus Ltd. ADR, and an underweight in NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 3000® Growth Index
Oct-14	$50,000	$50,000	$50,000
Nov-14	$50,744	$51,345	$51,489
Dec-14	$50,358	$51,215	$51,105
Jan-15	$49,786	$49,678	$50,293
Feb-15	$52,855	$52,533	$53,665
Mar-15	$53,115	$51,702	$53,174
Apr-15	$53,531	$52,198	$53,297
May-15	$54,416	$52,869	$54,139
Jun-15	$54,260	$51,846	$53,316
Jul-15	$55,456	$52,932	$54,993
Aug-15	$51,346	$49,739	$51,586
Sep-15	$48,485	$48,508	$50,153
Oct-15	$50,774	$52,600	$54,359
Nov-15	$51,815	$52,756	$54,648
Dec-15	$50,881	$51,924	$53,708
Jan-16	$44,469	$49,347	$50,499
Feb-16	$44,351	$49,281	$50,454
Mar-16	$47,822	$52,624	$53,889
Apr-16	$48,116	$52,828	$53,470
May-16	$49,410	$53,777	$54,537
Jun-16	$49,704	$53,916	$54,320
Jul-16	$52,292	$55,904	$56,957
Aug-16	$52,586	$55,982	$56,741
Sep-16	$52,998	$55,993	$56,994
Oct-16	$50,469	$54,972	$55,488
Nov-16	$51,939	$57,007	$56,968
Dec-16	$51,233	$58,134	$57,679
Jan-17	$53,586	$59,237	$59,545
Feb-17	$54,527	$61,589	$61,941
Mar-17	$56,174	$61,661	$62,658
Apr-17	$57,586	$62,294	$64,071
May-17	$60,763	$63,171	$65,571
Jun-17	$61,351	$63,565	$65,574
Jul-17	$62,527	$64,872	$67,223
Aug-17	$63,174	$65,071	$68,354
Sep-17	$63,939	$66,413	$69,461
Oct-17	$66,115	$67,963	$72,025
Nov-17	$67,703	$70,047	$74,204
Dec-17	$67,750	$70,826	$74,744
Jan-18	$72,481	$74,881	$79,853
Feb-18	$71,167	$72,121	$77,746
Mar-18	$71,561	$70,288	$75,853
Apr-18	$70,444	$70,558	$76,103
May-18	$75,636	$72,257	$79,552
Jun-18	$76,161	$72,702	$80,308
Jul-18	$76,358	$75,407	$82,588
Aug-18	$82,010	$77,864	$87,152
Sep-18	$81,813	$78,308	$87,441
Oct-18	$71,364	$72,955	$79,370
Nov-18	$74,453	$74,442	$80,243
Dec-18	$66,605	$67,721	$73,160
Jan-19	$76,154	$73,147	$79,873
Feb-19	$82,361	$75,496	$82,901
Mar-19	$82,918	$76,963	$84,997
Apr-19	$86,897	$80,079	$88,746
May-19	$83,236	$74,990	$83,070
Jun-19	$88,011	$80,275	$88,824
Jul-19	$88,488	$81,429	$90,752
Aug-19	$87,533	$80,139	$89,843
Sep-19	$84,111	$81,639	$89,804
Oct-19	$86,578	$83,407	$92,337
Nov-19	$92,626	$86,435	$96,519
Dec-19	$92,614	$89,043	$99,386
Jan-20	$95,361	$89,008	$101,393
Feb-20	$89,769	$81,681	$94,462
Mar-20	$76,230	$71,593	$84,625
Apr-20	$89,769	$80,770	$97,151
May-20	$101,836	$84,617	$103,825
Jun-20	$107,821	$86,300	$108,315
Jul-20	$118,220	$91,166	$116,382
Aug-20	$123,715	$97,719	$128,104
Sep-20	$126,854	$94,006	$122,243
Oct-20	$126,265	$91,506	$118,377
Nov-20	$140,491	$101,523	$131,008
Dec-20	$149,607	$105,426	$137,413
Jan-21	$149,495	$104,362	$136,893
Feb-21	$152,640	$107,240	$137,174
Mar-21	$149,832	$111,936	$139,051
Apr-21	$157,582	$117,910	$148,071
May-21	$149,607	$118,734	$145,880
Jun-21	$157,582	$121,506	$154,875
Jul-21	$160,951	$124,392	$159,248
Aug-21	$162,187	$128,174	$165,007
Sep-21	$153,201	$122,213	$155,951
Oct-21	$160,727	$130,775	$169,059
Nov-21	$153,651	$129,869	$169,515
Dec-21	$146,473	$135,689	$172,932
Jan-22	$125,915	$128,668	$157,602
Feb-22	$119,985	$124,815	$151,319
Mar-22	$122,555	$129,450	$156,932
Apr-22	$101,009	$118,161	$137,963
May-22	$93,102	$118,378	$134,790
Jun-22	$85,591	$108,607	$124,248
Jul-22	$96,660	$118,621	$139,102
Aug-22	$93,498	$113,783	$132,926
Sep-22	$83,021	$103,304	$120,062
Oct-22	$85,393	$111,668	$127,346
Nov-22	$87,370	$117,908	$132,915
Dec-22	$81,440	$111,115	$122,841
Jan-23	$91,323	$118,097	$133,203
Feb-23	$90,335	$115,215	$131,629
Mar-23	$94,684	$119,445	$139,856
Apr-23	$90,730	$121,309	$141,061
May-23	$96,463	$121,837	$147,128
Jun-23	$101,602	$129,887	$157,300
Jul-23	$105,160	$134,060	$162,705
Aug-23	$98,637	$131,925	$160,880
Sep-23	$92,311	$125,635	$152,039
Oct-23	$86,974	$122,994	$149,402
Nov-23	$100,021	$134,226	$165,564
Dec-23	$108,323	$140,324	$173,463
Jan-24	$110,102	$142,682	$177,303
Feb-24	$120,381	$150,301	$189,507
Mar-24	$122,160	$155,137	$192,936
Apr-24	$111,881	$148,800	$184,432
May-24	$112,474	$156,178	$195,420
Jun-24	$116,625	$161,782	$207,977
Jul-24	$114,846	$163,752	$205,341
Aug-24	$116,625	$167,724	$209,303
Sep-24	$119,787	$171,306	$215,086
Oct-24	$118,997	$169,752	$214,275

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	36.82%	6.57%	9.06%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 3000® Growth Index	43.42%	18.34%	15.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 67,610,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 505,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$67,610
Number of Investments	73
Total Net Advisory Fees Paid (in thousands)	$505
Portfolio Turnover Rate	58%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	48.0%
Consumer Discretionary	12.0%
Financials	10.7%
Communication Services	10.4%
Health Care	9.5%
Industrials	6.6%
Materials	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023.

Effective July 11, 2024, and May 23, 2024, 4BIO Partners LLP (“4BIO Capital”) and Tekne Capital Management, LLC (“Tekne”), respectively, were removed as subadvisors to Fund. The Fund employs a multi-manager approach to achieve its investment objective. The portion of the Fund’s assets that were allocated to 4BIO Capital and Tekne were reallocated by Harbor Capital Advisors, Inc., the Fund’s investment advisor, to the remaining subadvisors in the Fund.

At the meeting held on November 18-19, 2024, the Board of Trustees voted to liquidate and dissolve the Fund. The liquidation of the Fund is expected to occur on January 29, 2025. Additional information related to the liquidation can be found in the supplement to the Fund's prospectus and statement of additional information as filed with the SEC on November 22, 2024.

Material Fund Change Adviser [Text Block]

Effective July 11, 2024, and May 23, 2024, 4BIO Partners LLP (“4BIO Capital”) and Tekne Capital Management, LLC (“Tekne”), respectively, were removed as subadvisors to Fund. The Fund employs a multi-manager approach to achieve its investment objective. The portion of the Fund’s assets that were allocated to 4BIO Capital and Tekne were reallocated by Harbor Capital Advisors, Inc., the Fund’s investment advisor, to the remaining subadvisors in the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023.
C000001983
Shareholder Report [Line Items]
Fund Name	Harbor Disruptive Innovation Fund
Class Name	Administrative Class
Trading Symbol	HRMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Disruptive Innovation Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$128	1.08%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Administrative Class returned 36.66% for the year ended October 31, 2024, while the S&P 500 Index returned 38.02% during the same period.

Top contributors to relative performance included:

• Security selection in the Financials, Industrials, and Communication Services sectors.

• Positions in Avidity Biosciences, Inc., Block, Inc., and DoorDash, Inc.

Top detractors from relative performance included:

• Security selection in the Information Technology, Consumer Staples, and Consumer Discretionary sectors.

• Positions in Farfetch Ltd., Dada Nexus Ltd. ADR, and an underweight in NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Russell 3000® Growth Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,152	$10,269	$10,298
Dec-14	$10,065	$10,243	$10,221
Jan-15	$9,947	$9,936	$10,059
Feb-15	$10,568	$10,507	$10,733
Mar-15	$10,611	$10,340	$10,635
Apr-15	$10,697	$10,440	$10,659
May-15	$10,868	$10,574	$10,828
Jun-15	$10,836	$10,369	$10,663
Jul-15	$11,072	$10,586	$10,999
Aug-15	$10,247	$9,948	$10,317
Sep-15	$9,679	$9,702	$10,031
Oct-15	$10,129	$10,520	$10,872
Nov-15	$10,333	$10,551	$10,930
Dec-15	$10,146	$10,385	$10,742
Jan-16	$8,871	$9,869	$10,100
Feb-16	$8,835	$9,856	$10,091
Mar-16	$9,527	$10,525	$10,778
Apr-16	$9,575	$10,566	$10,694
May-16	$9,842	$10,755	$10,907
Jun-16	$9,891	$10,783	$10,864
Jul-16	$10,413	$11,181	$11,391
Aug-16	$10,473	$11,196	$11,348
Sep-16	$10,546	$11,199	$11,399
Oct-16	$10,036	$10,994	$11,098
Nov-16	$10,340	$11,401	$11,394
Dec-16	$10,194	$11,627	$11,536
Jan-17	$10,655	$11,847	$11,909
Feb-17	$10,850	$12,318	$12,388
Mar-17	$11,165	$12,332	$12,532
Apr-17	$11,444	$12,459	$12,814
May-17	$12,075	$12,634	$13,114
Jun-17	$12,185	$12,713	$13,115
Jul-17	$12,415	$12,974	$13,445
Aug-17	$12,549	$13,014	$13,671
Sep-17	$12,694	$13,283	$13,892
Oct-17	$13,119	$13,593	$14,405
Nov-17	$13,435	$14,009	$14,841
Dec-17	$13,445	$14,165	$14,949
Jan-18	$14,372	$14,976	$15,971
Feb-18	$14,113	$14,424	$15,549
Mar-18	$14,181	$14,058	$15,171
Apr-18	$13,963	$14,112	$15,221
May-18	$14,985	$14,451	$15,910
Jun-18	$15,080	$14,540	$16,062
Jul-18	$15,121	$15,081	$16,518
Aug-18	$16,238	$15,573	$17,430
Sep-18	$16,197	$15,662	$17,488
Oct-18	$14,126	$14,591	$15,874
Nov-18	$14,739	$14,888	$16,049
Dec-18	$13,182	$13,544	$14,632
Jan-19	$15,065	$14,629	$15,975
Feb-19	$16,282	$15,099	$16,580
Mar-19	$16,399	$15,393	$16,999
Apr-19	$17,182	$16,016	$17,749
May-19	$16,449	$14,998	$16,614
Jun-19	$17,399	$16,055	$17,765
Jul-19	$17,482	$16,286	$18,150
Aug-19	$17,299	$16,028	$17,969
Sep-19	$16,615	$16,328	$17,961
Oct-19	$17,099	$16,681	$18,467
Nov-19	$18,282	$17,287	$19,304
Dec-19	$18,279	$17,809	$19,877
Jan-20	$18,821	$17,802	$20,279
Feb-20	$17,716	$16,336	$18,892
Mar-20	$15,027	$14,319	$16,925
Apr-20	$17,695	$16,154	$19,430
May-20	$20,092	$16,923	$20,765
Jun-20	$21,259	$17,260	$21,663
Jul-20	$23,302	$18,233	$23,276
Aug-20	$24,386	$19,544	$25,621
Sep-20	$24,990	$18,801	$24,449
Oct-20	$24,865	$18,301	$23,675
Nov-20	$27,658	$20,305	$26,202
Dec-20	$29,448	$21,085	$27,483
Jan-21	$29,424	$20,872	$27,379
Feb-21	$30,028	$21,448	$27,435
Mar-21	$29,497	$22,387	$27,810
Apr-21	$30,993	$23,582	$29,614
May-21	$29,424	$23,747	$29,176
Jun-21	$30,969	$24,301	$30,975
Jul-21	$31,645	$24,878	$31,850
Aug-21	$31,886	$25,635	$33,001
Sep-21	$30,100	$24,443	$31,190
Oct-21	$31,572	$26,155	$33,812
Nov-21	$30,172	$25,974	$33,903
Dec-21	$28,734	$27,138	$34,586
Jan-22	$24,708	$25,734	$31,520
Feb-22	$23,564	$24,963	$30,264
Mar-22	$24,067	$25,890	$31,386
Apr-22	$19,812	$23,632	$27,593
May-22	$18,256	$23,676	$26,958
Jun-22	$16,792	$21,721	$24,850
Jul-22	$18,988	$23,724	$27,820
Aug-22	$18,302	$22,757	$26,585
Sep-22	$16,289	$20,661	$24,012
Oct-22	$16,746	$22,334	$25,469
Nov-22	$17,112	$23,582	$26,583
Dec-22	$15,969	$22,223	$24,568
Jan-23	$17,890	$23,619	$26,641
Feb-23	$17,707	$23,043	$26,326
Mar-23	$18,577	$23,889	$27,971
Apr-23	$17,753	$24,262	$28,212
May-23	$18,897	$24,367	$29,426
Jun-23	$19,858	$25,977	$31,460
Jul-23	$20,590	$26,812	$32,541
Aug-23	$19,309	$26,385	$32,176
Sep-23	$18,027	$25,127	$30,408
Oct-23	$16,975	$24,599	$29,880
Nov-23	$19,537	$26,845	$33,113
Dec-23	$21,185	$28,065	$34,693
Jan-24	$21,505	$28,536	$35,461
Feb-24	$23,518	$30,060	$37,901
Mar-24	$23,838	$31,027	$38,587
Apr-24	$21,871	$29,760	$36,886
May-24	$21,962	$31,236	$39,084
Jun-24	$22,786	$32,356	$41,595
Jul-24	$22,420	$32,750	$41,068
Aug-24	$22,740	$33,545	$41,861
Sep-24	$23,335	$34,261	$43,017
Oct-24	$23,198	$33,950	$42,855

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	36.66%	6.29%	8.78%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 3000® Growth Index	43.42%	18.34%	15.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 67,610,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 505,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$67,610
Number of Investments	73
Total Net Advisory Fees Paid (in thousands)	$505
Portfolio Turnover Rate	58%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	48.0%
Consumer Discretionary	12.0%
Financials	10.7%
Communication Services	10.4%
Health Care	9.5%
Industrials	6.6%
Materials	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023.

Effective July 11, 2024, and May 23, 2024, 4BIO Partners LLP (“4BIO Capital”) and Tekne Capital Management, LLC (“Tekne”), respectively, were removed as subadvisors to Fund. The Fund employs a multi-manager approach to achieve its investment objective. The portion of the Fund’s assets that were allocated to 4BIO Capital and Tekne were reallocated by Harbor Capital Advisors, Inc., the Fund’s investment advisor, to the remaining subadvisors in the Fund.

At the meeting held on November 18-19, 2024, the Board of Trustees voted to liquidate and dissolve the Fund. The liquidation of the Fund is expected to occur on January 29, 2025. Additional information related to the liquidation can be found in the supplement to the Fund's prospectus and statement of additional information as filed with the SEC on November 22, 2024.

Material Fund Change Adviser [Text Block]

Effective July 11, 2024, and May 23, 2024, 4BIO Partners LLP (“4BIO Capital”) and Tekne Capital Management, LLC (“Tekne”), respectively, were removed as subadvisors to Fund. The Fund employs a multi-manager approach to achieve its investment objective. The portion of the Fund’s assets that were allocated to 4BIO Capital and Tekne were reallocated by Harbor Capital Advisors, Inc., the Fund’s investment advisor, to the remaining subadvisors in the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023.
C000001984
Shareholder Report [Line Items]
Fund Name	Harbor Disruptive Innovation Fund
Class Name	Investor Class
Trading Symbol	HIMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Disruptive Innovation Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$141	1.19%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Investor Class returned 36.56% for the year ended October 31, 2024, while the S&P 500 Index returned 38.02% during the same period.

Top contributors to relative performance included:

• Security selection in the Financials, Industrials, and Communication Services sectors.

• Positions in Avidity Biosciences, Inc., Block, Inc., and DoorDash, Inc.

Top detractors from relative performance included:

• Security selection in the Information Technology, Consumer Staples, and Consumer Discretionary sectors.

• Positions in Farfetch Ltd., Dada Nexus Ltd. ADR, and an underweight in NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 3000® Growth Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,155	$10,269	$10,298
Dec-14	$10,066	$10,243	$10,221
Jan-15	$9,945	$9,936	$10,059
Feb-15	$10,559	$10,507	$10,733
Mar-15	$10,614	$10,340	$10,635
Apr-15	$10,690	$10,440	$10,659
May-15	$10,865	$10,574	$10,828
Jun-15	$10,822	$10,369	$10,663
Jul-15	$11,063	$10,586	$10,999
Aug-15	$10,241	$9,948	$10,317
Sep-15	$9,672	$9,702	$10,031
Oct-15	$10,121	$10,520	$10,872
Nov-15	$10,318	$10,551	$10,930
Dec-15	$10,138	$10,385	$10,742
Jan-16	$8,860	$9,869	$10,100
Feb-16	$8,823	$9,856	$10,091
Mar-16	$9,518	$10,525	$10,778
Apr-16	$9,567	$10,566	$10,694
May-16	$9,828	$10,755	$10,907
Jun-16	$9,877	$10,783	$10,864
Jul-16	$10,399	$11,181	$11,391
Aug-16	$10,448	$11,196	$11,348
Sep-16	$10,523	$11,199	$11,399
Oct-16	$10,014	$10,994	$11,098
Nov-16	$10,312	$11,401	$11,394
Dec-16	$10,175	$11,627	$11,536
Jan-17	$10,634	$11,847	$11,909
Feb-17	$10,821	$12,318	$12,388
Mar-17	$11,143	$12,332	$12,532
Apr-17	$11,416	$12,459	$12,814
May-17	$12,037	$12,634	$13,114
Jun-17	$12,148	$12,713	$13,115
Jul-17	$12,384	$12,974	$13,445
Aug-17	$12,508	$13,014	$13,671
Sep-17	$12,657	$13,283	$13,892
Oct-17	$13,079	$13,593	$14,405
Nov-17	$13,389	$14,009	$14,841
Dec-17	$13,398	$14,165	$14,949
Jan-18	$14,334	$14,976	$15,971
Feb-18	$14,069	$14,424	$15,549
Mar-18	$14,139	$14,058	$15,171
Apr-18	$13,915	$14,112	$15,221
May-18	$14,935	$14,451	$15,910
Jun-18	$15,033	$14,540	$16,062
Jul-18	$15,061	$15,081	$16,518
Aug-18	$16,178	$15,573	$17,430
Sep-18	$16,137	$15,662	$17,488
Oct-18	$14,069	$14,591	$15,874
Nov-18	$14,670	$14,888	$16,049
Dec-18	$13,128	$13,544	$14,632
Jan-19	$15,003	$14,629	$15,975
Feb-19	$16,207	$15,099	$16,580
Mar-19	$16,311	$15,393	$16,999
Apr-19	$17,102	$16,016	$17,749
May-19	$16,362	$14,998	$16,614
Jun-19	$17,309	$16,055	$17,765
Jul-19	$17,395	$16,286	$18,150
Aug-19	$17,205	$16,028	$17,969
Sep-19	$16,517	$16,328	$17,961
Oct-19	$16,999	$16,681	$18,467
Nov-19	$18,186	$17,287	$19,304
Dec-19	$18,185	$17,809	$19,877
Jan-20	$18,707	$17,802	$20,279
Feb-20	$17,620	$16,336	$18,892
Mar-20	$14,948	$14,319	$16,925
Apr-20	$17,599	$16,154	$19,430
May-20	$19,967	$16,923	$20,765
Jun-20	$21,118	$17,260	$21,663
Jul-20	$23,161	$18,233	$23,276
Aug-20	$24,225	$19,544	$25,621
Sep-20	$24,834	$18,801	$24,449
Oct-20	$24,703	$18,301	$23,675
Nov-20	$27,484	$20,305	$26,202
Dec-20	$29,238	$21,085	$27,483
Jan-21	$29,213	$20,872	$27,379
Feb-21	$29,821	$21,448	$27,435
Mar-21	$29,289	$22,387	$27,810
Apr-21	$30,785	$23,582	$29,614
May-21	$29,213	$23,747	$29,176
Jun-21	$30,760	$24,301	$30,975
Jul-21	$31,419	$24,878	$31,850
Aug-21	$31,647	$25,635	$33,001
Sep-21	$29,872	$24,443	$31,190
Oct-21	$31,343	$26,155	$33,812
Nov-21	$29,948	$25,974	$33,903
Dec-21	$28,524	$27,138	$34,586
Jan-22	$24,515	$25,734	$31,520
Feb-22	$23,347	$24,963	$30,264
Mar-22	$23,855	$25,890	$31,386
Apr-22	$19,642	$23,632	$27,593
May-22	$18,120	$23,676	$26,958
Jun-22	$16,648	$21,721	$24,850
Jul-22	$18,830	$23,724	$27,820
Aug-22	$18,170	$22,757	$26,585
Sep-22	$16,140	$20,661	$24,012
Oct-22	$16,597	$22,334	$25,469
Nov-22	$16,952	$23,582	$26,583
Dec-22	$15,836	$22,223	$24,568
Jan-23	$17,713	$23,619	$26,641
Feb-23	$17,510	$23,043	$26,326
Mar-23	$18,373	$23,889	$27,971
Apr-23	$17,612	$24,262	$28,212
May-23	$18,729	$24,367	$29,426
Jun-23	$19,693	$25,977	$31,460
Jul-23	$20,404	$26,812	$32,541
Aug-23	$19,135	$26,385	$32,176
Sep-23	$17,866	$25,127	$30,408
Oct-23	$16,800	$24,599	$29,880
Nov-23	$19,388	$26,845	$33,113
Dec-23	$20,962	$28,065	$34,693
Jan-24	$21,266	$28,536	$35,461
Feb-24	$23,297	$30,060	$37,901
Mar-24	$23,601	$31,027	$38,587
Apr-24	$21,622	$29,760	$36,886
May-24	$21,723	$31,236	$39,084
Jun-24	$22,535	$32,356	$41,595
Jul-24	$22,180	$32,750	$41,068
Aug-24	$22,484	$33,545	$41,861
Sep-24	$23,094	$34,261	$43,017
Oct-24	$22,941	$33,950	$42,855

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	36.56%	6.18%	8.66%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 3000® Growth Index	43.42%	18.34%	15.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 67,610,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 505,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$67,610
Number of Investments	73
Total Net Advisory Fees Paid (in thousands)	$505
Portfolio Turnover Rate	58%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	48.0%
Consumer Discretionary	12.0%
Financials	10.7%
Communication Services	10.4%
Health Care	9.5%
Industrials	6.6%
Materials	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023.

Effective July 11, 2024, and May 23, 2024, 4BIO Partners LLP (“4BIO Capital”) and Tekne Capital Management, LLC (“Tekne”), respectively, were removed as subadvisors to Fund. The Fund employs a multi-manager approach to achieve its investment objective. The portion of the Fund’s assets that were allocated to 4BIO Capital and Tekne were reallocated by Harbor Capital Advisors, Inc., the Fund’s investment advisor, to the remaining subadvisors in the Fund.

At the meeting held on November 18-19, 2024, the Board of Trustees voted to liquidate and dissolve the Fund. The liquidation of the Fund is expected to occur on January 29, 2025. Additional information related to the liquidation can be found in the supplement to the Fund's prospectus and statement of additional information as filed with the SEC on November 22, 2024.

Material Fund Change Adviser [Text Block]

Effective July 11, 2024, and May 23, 2024, 4BIO Partners LLP (“4BIO Capital”) and Tekne Capital Management, LLC (“Tekne”), respectively, were removed as subadvisors to Fund. The Fund employs a multi-manager approach to achieve its investment objective. The portion of the Fund’s assets that were allocated to 4BIO Capital and Tekne were reallocated by Harbor Capital Advisors, Inc., the Fund’s investment advisor, to the remaining subadvisors in the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023.
C000166759
Shareholder Report [Line Items]
Fund Name	Harbor Diversified International All Cap Fund
Class Name	Retirement Class
Trading Symbol	HNIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Retirement Class returned 21.34% for the year ended October 31, 2024, while the MSCI All Country World Ex.-U.S. (ND) Index returned 24.33% during the same period.

Top contributors to relative performance included:

• Security selection in Japan.

• Security selection in the Materials and Consumer Staples sectors and overweight to the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC, U.K.-based private equity company, 3i Group PLC and Japanese industrial giant, Mitsubishi Heavy Industries Ltd.

Top detractors from relative performance included:

• Security selection in the emerging markets and the Pacific, excluding Japan.

• Security selection in the Financials and Energy sectors and underweight to Information Technology sector.

• Positions in France-listed global leader in payroll benefits, Edenred SE, U.K-listed oil company, BP PLC, and Hong Kong-listed insurer, AIA Group Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	MSCI All Country World ex. U.S. (ND) Index
Nov-15	$1,000,000	$1,000,000
Nov-15	$1,000,000	$981,717
Dec-15	$976,547	$963,226
Jan-16	$926,519	$897,706
Feb-16	$921,516	$887,445
Mar-16	$952,533	$959,603
Apr-16	$970,544	$984,855
May-16	$969,543	$968,233
Jun-16	$938,526	$953,420
Jul-16	$983,551	$1,000,569
Aug-16	$989,554	$1,006,897
Sep-16	$998,559	$1,019,314
Oct-16	$977,547	$1,004,658
Nov-16	$960,538	$981,420
Dec-16	$976,899	$1,006,524
Jan-17	$1,019,505	$1,042,179
Feb-17	$1,028,635	$1,058,798
Mar-17	$1,052,981	$1,085,640
Apr-17	$1,085,443	$1,108,882
May-17	$1,116,890	$1,144,864
Jun-17	$1,116,890	$1,148,419
Jul-17	$1,148,338	$1,190,748
Aug-17	$1,153,410	$1,196,978
Sep-17	$1,174,713	$1,219,199
Oct-17	$1,196,016	$1,242,136
Nov-17	$1,187,901	$1,252,226
Dec-17	$1,216,741	$1,280,214
Jan-18	$1,271,378	$1,351,517
Feb-18	$1,221,994	$1,287,789
Mar-18	$1,214,639	$1,265,075
Apr-18	$1,220,944	$1,285,274
May-18	$1,200,980	$1,255,598
Jun-18	$1,182,067	$1,231,998
Jul-18	$1,208,335	$1,261,463
Aug-18	$1,185,219	$1,235,060
Sep-18	$1,190,473	$1,240,687
Oct-18	$1,093,806	$1,139,772
Nov-18	$1,096,958	$1,150,561
Dec-18	$1,049,463	$1,098,483
Jan-19	$1,132,806	$1,181,482
Feb-19	$1,158,029	$1,204,568
Mar-19	$1,160,222	$1,211,742
Apr-19	$1,195,314	$1,243,754
May-19	$1,141,579	$1,177,001
Jun-19	$1,201,893	$1,247,873
Jul-19	$1,177,768	$1,232,769
Aug-19	$1,154,739	$1,194,696
Sep-19	$1,186,541	$1,225,440
Oct-19	$1,224,922	$1,268,199
Nov-19	$1,249,048	$1,279,378
Dec-19	$1,300,681	$1,334,782
Jan-20	$1,256,989	$1,298,925
Feb-20	$1,156,161	$1,196,252
Mar-20	$944,422	$1,023,043
Apr-20	$1,016,122	$1,100,569
May-20	$1,068,776	$1,136,588
Jun-20	$1,103,506	$1,187,951
Jul-20	$1,148,319	$1,240,915
Aug-20	$1,200,973	$1,294,034
Sep-20	$1,176,326	$1,262,224
Oct-20	$1,148,319	$1,235,088
Nov-20	$1,317,485	$1,401,225
Dec-20	$1,410,272	$1,476,962
Jan-21	$1,400,086	$1,480,172
Feb-21	$1,451,019	$1,509,474
Mar-21	$1,494,028	$1,528,560
Apr-21	$1,539,302	$1,573,555
May-21	$1,594,762	$1,622,776
Jun-21	$1,578,916	$1,612,269
Jul-21	$1,564,203	$1,585,691
Aug-21	$1,590,235	$1,615,833
Sep-21	$1,534,775	$1,564,093
Oct-21	$1,565,334	$1,601,428
Nov-21	$1,491,765	$1,529,321
Dec-21	$1,555,043	$1,592,520
Jan-22	$1,514,795	$1,533,836
Feb-22	$1,476,986	$1,503,476
Mar-22	$1,461,130	$1,505,873
Apr-22	$1,368,438	$1,411,314
May-22	$1,389,171	$1,421,441
Jun-22	$1,267,207	$1,299,159
Jul-22	$1,311,114	$1,343,636
Aug-22	$1,257,450	$1,300,421
Sep-22	$1,137,925	$1,170,468
Oct-22	$1,189,150	$1,205,447
Nov-22	$1,352,582	$1,347,744
Dec-22	$1,332,638	$1,337,670
Jan-23	$1,446,581	$1,446,165
Feb-23	$1,399,518	$1,395,401
Mar-23	$1,421,811	$1,429,512
Apr-23	$1,454,012	$1,454,348
May-23	$1,397,041	$1,401,469
Jun-23	$1,465,159	$1,464,352
Jul-23	$1,512,222	$1,523,885
Aug-23	$1,446,581	$1,455,062
Sep-23	$1,394,564	$1,409,103
Oct-23	$1,336,354	$1,350,967
Nov-23	$1,442,866	$1,472,572
Dec-23	$1,528,773	$1,546,558
Jan-24	$1,505,899	$1,531,194
Feb-24	$1,544,023	$1,569,961
Mar-24	$1,603,751	$1,619,035
Apr-24	$1,563,085	$1,589,964
May-24	$1,619,000	$1,636,120
Jun-24	$1,591,043	$1,634,559
Jul-24	$1,648,229	$1,672,409
Aug-24	$1,672,374	$1,720,041
Sep-24	$1,713,039	$1,766,356
Oct-24	$1,621,542	$1,679,687

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 11/02/2015
Retirement Class	21.34%	5.77%	5.52%
MSCI All Country World ex. U.S. (ND) Index	24.33%	5.78%	5.93%

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 933,756,000
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 7,253,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$933,756
Number of Investments (excludes derivatives)	247
Total Net Advisory Fees Paid (in thousands)	$7,253
Portfolio Turnover Rate	30%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	41.1%
Pacific Basin	33.6%
North America	10.3%
Latin America	5.7%
Middle East/Central Asia	5.8%
Africa	3.5%

Country Breakdown (% of Investments)

United Kingdom	18.6%
Japan	16.1%
Canada	8.5%
Taiwan	4.6%
Denmark	4.5%
France	4.1%
China	4.0%
India	3.8%
Hong Kong	3.7%
South Africa	3.7%
Australia	3.1%
Germany	2.7%
Mexico	2.3%
United States	2.1%
Other	18.2%

C000161865
Shareholder Report [Line Items]
Fund Name	Harbor Diversified International All Cap Fund
Class Name	Institutional Class
Trading Symbol	HAIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Institutional Class returned 21.24% for the year ended October 31, 2024, while the MSCI All Country World Ex.-U.S. (ND) Index returned 24.33% during the same period.

Top contributors to relative performance included:

• Security selection in Japan.

• Security selection in the Materials and Consumer Staples sectors and overweight to the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC, U.K.-based private equity company, 3i Group PLC and Japanese industrial giant, Mitsubishi Heavy Industries Ltd.

Top detractors from relative performance included:

• Security selection in the emerging markets and the Pacific, excluding Japan.

• Security selection in the Financials and Energy sectors and underweight to Information Technology sector.

• Positions in France-listed global leader in payroll benefits, Edenred SE, U.K-listed oil company, BP PLC, and Hong Kong-listed insurer, AIA Group Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI All Country World ex. U.S. (ND) Index
Nov-15	$50,000	$50,000
Nov-15	$50,000	$49,086
Dec-15	$48,827	$48,161
Jan-16	$46,326	$44,885
Feb-16	$45,075	$44,372
Mar-16	$47,627	$47,980
Apr-16	$48,577	$49,243
May-16	$48,477	$48,412
Jun-16	$46,926	$47,671
Jul-16	$49,178	$50,028
Aug-16	$49,478	$50,345
Sep-16	$49,928	$50,966
Oct-16	$48,877	$50,233
Nov-16	$48,027	$49,071
Dec-16	$48,821	$50,326
Jan-17	$50,950	$52,109
Feb-17	$51,457	$52,940
Mar-17	$52,623	$54,282
Apr-17	$54,296	$55,444
May-17	$55,817	$57,243
Jun-17	$55,817	$57,421
Jul-17	$57,388	$59,537
Aug-17	$57,642	$59,849
Sep-17	$58,706	$60,960
Oct-17	$59,771	$62,107
Nov-17	$59,365	$62,611
Dec-17	$60,812	$64,011
Jan-18	$63,540	$67,576
Feb-18	$61,074	$64,389
Mar-18	$60,707	$63,254
Apr-18	$61,022	$64,264
May-18	$59,973	$62,780
Jun-18	$59,028	$61,600
Jul-18	$60,340	$63,073
Aug-18	$59,186	$61,753
Sep-18	$59,448	$62,034
Oct-18	$54,621	$56,989
Nov-18	$54,778	$57,528
Dec-18	$52,420	$54,924
Jan-19	$56,579	$59,074
Feb-19	$57,783	$60,228
Mar-19	$57,947	$60,587
Apr-19	$59,643	$62,188
May-19	$57,017	$58,850
Jun-19	$59,971	$62,394
Jul-19	$58,768	$61,638
Aug-19	$57,619	$59,735
Sep-19	$59,205	$61,272
Oct-19	$61,121	$63,410
Nov-19	$62,324	$63,969
Dec-19	$64,907	$66,739
Jan-20	$62,728	$64,946
Feb-20	$57,701	$59,813
Mar-20	$47,144	$51,152
Apr-20	$50,719	$55,028
May-20	$53,288	$56,829
Jun-20	$55,020	$59,398
Jul-20	$57,254	$62,046
Aug-20	$59,880	$64,702
Sep-20	$58,651	$63,111
Oct-20	$57,254	$61,754
Nov-20	$65,689	$70,061
Dec-20	$70,266	$73,848
Jan-21	$69,758	$74,009
Feb-21	$72,296	$75,474
Mar-21	$74,495	$76,428
Apr-21	$76,751	$78,678
May-21	$79,514	$81,139
Jun-21	$78,725	$80,613
Jul-21	$77,992	$79,285
Aug-21	$79,232	$80,792
Sep-21	$76,469	$78,205
Oct-21	$77,935	$80,071
Nov-21	$74,270	$76,466
Dec-21	$77,417	$79,626
Jan-22	$75,413	$76,692
Feb-22	$73,591	$75,174
Mar-22	$72,802	$75,294
Apr-22	$68,127	$70,566
May-22	$69,219	$71,072
Jun-22	$63,087	$64,958
Jul-22	$65,333	$67,182
Aug-22	$62,601	$65,021
Sep-22	$56,651	$58,523
Oct-22	$59,201	$60,272
Nov-22	$67,276	$67,387
Dec-22	$66,349	$66,883
Jan-23	$71,955	$72,308
Feb-23	$69,676	$69,770
Mar-23	$70,784	$71,476
Apr-23	$72,386	$72,717
May-23	$69,552	$70,073
Jun-23	$72,879	$73,218
Jul-23	$75,220	$76,194
Aug-23	$71,955	$72,753
Sep-23	$69,368	$70,455
Oct-23	$66,472	$67,548
Nov-23	$71,770	$73,629
Dec-23	$76,045	$77,328
Jan-24	$74,845	$76,560
Feb-24	$76,803	$78,498
Mar-24	$79,771	$80,952
Apr-24	$77,750	$79,498
May-24	$80,466	$81,806
Jun-24	$79,077	$81,728
Jul-24	$81,982	$83,620
Aug-24	$83,119	$86,002
Sep-24	$85,140	$88,318
Oct-24	$80,593	$83,984

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 11/02/2015
Institutional Class	21.24%	5.69%	5.45%
MSCI All Country World ex. U.S. (ND) Index	24.33%	5.78%	5.93%

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 933,756,000
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 7,253,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$933,756
Number of Investments (excludes derivatives)	247
Total Net Advisory Fees Paid (in thousands)	$7,253
Portfolio Turnover Rate	30%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	41.1%
Pacific Basin	33.6%
North America	10.3%
Latin America	5.7%
Middle East/Central Asia	5.8%
Africa	3.5%

Country Breakdown (% of Investments)

United Kingdom	18.6%
Japan	16.1%
Canada	8.5%
Taiwan	4.6%
Denmark	4.5%
France	4.1%
China	4.0%
India	3.8%
Hong Kong	3.7%
South Africa	3.7%
Australia	3.1%
Germany	2.7%
Mexico	2.3%
United States	2.1%
Other	18.2%

C000161866
Shareholder Report [Line Items]
Fund Name	Harbor Diversified International All Cap Fund
Class Name	Administrative Class
Trading Symbol	HRIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Administrative Class returned 20.87% for the year ended October 31, 2024, while the MSCI All Country World Ex.-U.S. (ND) Index returned 24.33% during the same period.

Top contributors to relative performance included:

• Security selection in Japan.

• Security selection in the Materials and Consumer Staples sectors and overweight to the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC, U.K.-based private equity company, 3i Group PLC and Japanese industrial giant, Mitsubishi Heavy Industries Ltd.

Top detractors from relative performance included:

• Security selection in the emerging markets and the Pacific, excluding Japan.

• Security selection in the Financials and Energy sectors and underweight to Information Technology sector.

• Positions in France-listed global leader in payroll benefits, Edenred SE, U.K-listed oil company, BP PLC, and Hong Kong-listed insurer, AIA Group Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Administrative Class	MSCI All Country World ex. U.S. (ND) Index
Nov-15	$10,000	$10,000
Nov-15	$10,000	$9,817
Dec-15	$9,761	$9,632
Jan-16	$9,261	$8,977
Feb-16	$9,001	$8,874
Mar-16	$9,511	$9,596
Apr-16	$9,701	$9,849
May-16	$9,681	$9,682
Jun-16	$9,371	$9,534
Jul-16	$9,821	$10,006
Aug-16	$9,871	$10,069
Sep-16	$9,961	$10,193
Oct-16	$9,751	$10,047
Nov-16	$9,571	$9,814
Dec-16	$9,735	$10,065
Jan-17	$10,160	$10,422
Feb-17	$10,251	$10,588
Mar-17	$10,493	$10,856
Apr-17	$10,817	$11,089
May-17	$11,120	$11,449
Jun-17	$11,120	$11,484
Jul-17	$11,433	$11,907
Aug-17	$11,474	$11,970
Sep-17	$11,686	$12,192
Oct-17	$11,888	$12,421
Nov-17	$11,807	$12,522
Dec-17	$12,099	$12,802
Jan-18	$12,642	$13,515
Feb-18	$12,141	$12,878
Mar-18	$12,068	$12,651
Apr-18	$12,120	$12,853
May-18	$11,911	$12,556
Jun-18	$11,734	$12,320
Jul-18	$11,984	$12,615
Aug-18	$11,755	$12,351
Sep-18	$11,807	$12,407
Oct-18	$10,847	$11,398
Nov-18	$10,867	$11,506
Dec-18	$10,397	$10,985
Jan-19	$11,222	$11,815
Feb-19	$11,461	$12,046
Mar-19	$11,483	$12,117
Apr-19	$11,831	$12,438
May-19	$11,298	$11,770
Jun-19	$11,885	$12,479
Jul-19	$11,646	$12,328
Aug-19	$11,418	$11,947
Sep-19	$11,722	$12,254
Oct-19	$12,102	$12,682
Nov-19	$12,330	$12,794
Dec-19	$12,849	$13,348
Jan-20	$12,406	$12,989
Feb-20	$11,410	$11,963
Mar-20	$9,318	$10,230
Apr-20	$10,027	$11,006
May-20	$10,536	$11,366
Jun-20	$10,879	$11,880
Jul-20	$11,321	$12,409
Aug-20	$11,831	$12,940
Sep-20	$11,587	$12,622
Oct-20	$11,310	$12,351
Nov-20	$12,970	$14,012
Dec-20	$13,871	$14,770
Jan-21	$13,771	$14,802
Feb-21	$14,273	$15,095
Mar-21	$14,697	$15,286
Apr-21	$15,132	$15,736
May-21	$15,678	$16,228
Jun-21	$15,522	$16,123
Jul-21	$15,366	$15,857
Aug-21	$15,611	$16,158
Sep-21	$15,065	$15,641
Oct-21	$15,355	$16,014
Nov-21	$14,630	$15,293
Dec-21	$15,250	$15,925
Jan-22	$14,855	$15,338
Feb-22	$14,483	$15,035
Mar-22	$14,328	$15,059
Apr-22	$13,405	$14,113
May-22	$13,609	$14,214
Jun-22	$12,411	$12,992
Jul-22	$12,842	$13,436
Aug-22	$12,303	$13,004
Sep-22	$11,141	$11,705
Oct-22	$11,632	$12,054
Nov-22	$13,226	$13,477
Dec-22	$13,035	$13,377
Jan-23	$14,138	$14,462
Feb-23	$13,677	$13,954
Mar-23	$13,896	$14,295
Apr-23	$14,199	$14,543
May-23	$13,641	$14,015
Jun-23	$14,296	$14,644
Jul-23	$14,757	$15,239
Aug-23	$14,114	$14,551
Sep-23	$13,605	$14,091
Oct-23	$13,035	$13,510
Nov-23	$14,065	$14,726
Dec-23	$14,900	$15,466
Jan-24	$14,664	$15,312
Feb-24	$15,036	$15,700
Mar-24	$15,619	$16,190
Apr-24	$15,222	$15,900
May-24	$15,756	$16,361
Jun-24	$15,483	$16,346
Jul-24	$16,041	$16,724
Aug-24	$16,264	$17,200
Sep-24	$16,649	$17,664
Oct-24	$15,756	$16,797

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 11/02/2015
Administrative Class	20.87%	5.42%	5.18%
MSCI All Country World ex. U.S. (ND) Index	24.33%	5.78%	5.93%

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 933,756,000
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 7,253,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$933,756
Number of Investments (excludes derivatives)	247
Total Net Advisory Fees Paid (in thousands)	$7,253
Portfolio Turnover Rate	30%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	41.1%
Pacific Basin	33.6%
North America	10.3%
Latin America	5.7%
Middle East/Central Asia	5.8%
Africa	3.5%

Country Breakdown (% of Investments)

United Kingdom	18.6%
Japan	16.1%
Canada	8.5%
Taiwan	4.6%
Denmark	4.5%
France	4.1%
China	4.0%
India	3.8%
Hong Kong	3.7%
South Africa	3.7%
Australia	3.1%
Germany	2.7%
Mexico	2.3%
United States	2.1%
Other	18.2%

C000161867
Shareholder Report [Line Items]
Fund Name	Harbor Diversified International All Cap Fund
Class Name	Investor Class
Trading Symbol	HIIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.16%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Investor Class returned 20.87% for the year ended October 31, 2024, while the MSCI All Country World Ex.-U.S. (ND) Index returned 24.33% during the same period.

Top contributors to relative performance included:

• Security selection in Japan.

• Security selection in the Materials and Consumer Staples sectors and overweight to the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC, U.K.-based private equity company, 3i Group PLC and Japanese industrial giant, Mitsubishi Heavy Industries Ltd.

Top detractors from relative performance included:

• Security selection in the emerging markets and the Pacific, excluding Japan.

• Security selection in the Financials and Energy sectors and underweight to Information Technology sector.

• Positions in France-listed global leader in payroll benefits, Edenred SE, U.K-listed oil company, BP PLC, and Hong Kong-listed insurer, AIA Group Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI All Country World ex. U.S. (ND) Index
Nov-15	$10,000	$10,000
Nov-15	$10,000	$9,817
Dec-15	$9,760	$9,632
Jan-16	$9,260	$8,977
Feb-16	$9,000	$8,874
Mar-16	$9,510	$9,596
Apr-16	$9,690	$9,849
May-16	$9,670	$9,682
Jun-16	$9,360	$9,534
Jul-16	$9,810	$10,006
Aug-16	$9,860	$10,069
Sep-16	$9,950	$10,193
Oct-16	$9,740	$10,047
Nov-16	$9,560	$9,814
Dec-16	$9,727	$10,065
Jan-17	$10,143	$10,422
Feb-17	$10,234	$10,588
Mar-17	$10,467	$10,856
Apr-17	$10,801	$11,089
May-17	$11,095	$11,449
Jun-17	$11,095	$11,484
Jul-17	$11,409	$11,907
Aug-17	$11,450	$11,970
Sep-17	$11,662	$12,192
Oct-17	$11,865	$12,421
Nov-17	$11,784	$12,522
Dec-17	$12,061	$12,802
Jan-18	$12,605	$13,515
Feb-18	$12,103	$12,878
Mar-18	$12,030	$12,651
Apr-18	$12,092	$12,853
May-18	$11,883	$12,556
Jun-18	$11,695	$12,320
Jul-18	$11,946	$12,615
Aug-18	$11,716	$12,351
Sep-18	$11,768	$12,407
Oct-18	$10,806	$11,398
Nov-18	$10,827	$11,506
Dec-18	$10,368	$10,985
Jan-19	$11,172	$11,815
Feb-19	$11,422	$12,046
Mar-19	$11,443	$12,117
Apr-19	$11,780	$12,438
May-19	$11,248	$11,770
Jun-19	$11,835	$12,479
Jul-19	$11,585	$12,328
Aug-19	$11,367	$11,947
Sep-19	$11,672	$12,254
Oct-19	$12,041	$12,682
Nov-19	$12,280	$12,794
Dec-19	$12,786	$13,348
Jan-20	$12,355	$12,989
Feb-20	$11,359	$11,963
Mar-20	$9,269	$10,230
Apr-20	$9,977	$11,006
May-20	$10,474	$11,366
Jun-20	$10,817	$11,880
Jul-20	$11,260	$12,409
Aug-20	$11,768	$12,940
Sep-20	$11,514	$12,622
Oct-20	$11,248	$12,351
Nov-20	$12,896	$14,012
Dec-20	$13,790	$14,770
Jan-21	$13,690	$14,802
Feb-21	$14,180	$15,095
Mar-21	$14,603	$15,286
Apr-21	$15,037	$15,736
May-21	$15,571	$16,228
Jun-21	$15,415	$16,123
Jul-21	$15,271	$15,857
Aug-21	$15,504	$16,158
Sep-21	$14,959	$15,641
Oct-21	$15,248	$16,014
Nov-21	$14,525	$15,293
Dec-21	$15,135	$15,925
Jan-22	$14,741	$15,338
Feb-22	$14,383	$15,035
Mar-22	$14,215	$15,059
Apr-22	$13,308	$14,113
May-22	$13,511	$14,214
Jun-22	$12,316	$12,992
Jul-22	$12,746	$13,436
Aug-22	$12,209	$13,004
Sep-22	$11,050	$11,705
Oct-22	$11,540	$12,054
Nov-22	$13,116	$13,477
Dec-22	$12,921	$13,377
Jan-23	$14,020	$14,462
Feb-23	$13,561	$13,954
Mar-23	$13,779	$14,295
Apr-23	$14,081	$14,543
May-23	$13,525	$14,015
Jun-23	$14,177	$14,644
Jul-23	$14,624	$15,239
Aug-23	$13,984	$14,551
Sep-23	$13,477	$14,091
Oct-23	$12,909	$13,510
Nov-23	$13,936	$14,726
Dec-23	$14,751	$15,466
Jan-24	$14,529	$15,312
Feb-24	$14,899	$15,700
Mar-24	$15,467	$16,190
Apr-24	$15,072	$15,900
May-24	$15,603	$16,361
Jun-24	$15,331	$16,346
Jul-24	$15,875	$16,724
Aug-24	$16,097	$17,200
Sep-24	$16,479	$17,664
Oct-24	$15,603	$16,797

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 11/02/2015
Investor Class	20.87%	5.32%	5.07%
MSCI All Country World ex. U.S. (ND) Index	24.33%	5.78%	5.93%

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 933,756,000
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 7,253,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$933,756
Number of Investments (excludes derivatives)	247
Total Net Advisory Fees Paid (in thousands)	$7,253
Portfolio Turnover Rate	30%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	41.1%
Pacific Basin	33.6%
North America	10.3%
Latin America	5.7%
Middle East/Central Asia	5.8%
Africa	3.5%

Country Breakdown (% of Investments)

United Kingdom	18.6%
Japan	16.1%
Canada	8.5%
Taiwan	4.6%
Denmark	4.5%
France	4.1%
China	4.0%
India	3.8%
Hong Kong	3.7%
South Africa	3.7%
Australia	3.1%
Germany	2.7%
Mexico	2.3%
United States	2.1%
Other	18.2%

C000166752
Shareholder Report [Line Items]
Fund Name	Harbor International Fund
Class Name	Retirement Class
Trading Symbol	HNINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Retirement Class returned 21.79% for the year ended October 31, 2024, while the MSCI EAFE (ND) Index returned 22.97% during the same period.

Top contributors to relative performance included:

• Security selection in Japan.

• Security selection in the Consumer Discretionary sector and overweight position to the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC, U.K.-based private equity company, 3i Group PLC and Japanese industrial giant, Mitsubishi Heavy Industries Ltd.

Top detractors from relative performance included:

• Security selection in Europe and the Pacific, excluding Japan.

• Security selection in the Financials, Communication Services and Energy sectors.

• Positions in France-listed global leader in payroll benefits, Edenred SE, U.K.-listed oil company, BP PLC, and Japan’s national telephone company, Nippon Telegraph & Telephone Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	MSCI EAFE (ND) Index
Oct-14	$1,000,000	$1,000,000
Nov-14	$1,019,239	$1,013,602
Dec-14	$971,894	$978,489
Jan-15	$970,544	$983,273
Feb-15	$1,036,857	$1,042,053
Mar-15	$1,028,005	$1,026,224
Apr-15	$1,076,915	$1,068,123
May-15	$1,078,416	$1,062,656
Jun-15	$1,044,209	$1,032,547
Jul-15	$1,043,759	$1,053,986
Aug-15	$960,042	$976,452
Sep-15	$908,732	$926,872
Oct-15	$985,247	$999,325
Nov-15	$956,441	$983,778
Dec-15	$934,760	$970,523
Jan-16	$883,169	$900,341
Feb-16	$898,741	$883,846
Mar-16	$939,478	$941,355
Apr-16	$958,825	$968,608
May-16	$952,061	$959,810
Jun-16	$924,222	$927,591
Jul-16	$963,543	$974,602
Aug-16	$964,644	$975,294
Sep-16	$979,429	$987,275
Oct-16	$948,758	$967,080
Nov-16	$930,041	$947,820
Dec-16	$937,401	$980,230
Jan-17	$971,115	$1,008,664
Feb-17	$981,068	$1,023,088
Mar-17	$1,019,117	$1,051,252
Apr-17	$1,050,743	$1,078,001
May-17	$1,080,283	$1,117,568
Jun-17	$1,088,471	$1,115,591
Jul-17	$1,112,712	$1,147,771
Aug-17	$1,101,474	$1,147,339
Sep-17	$1,127,964	$1,175,885
Oct-17	$1,122,345	$1,193,741
Nov-17	$1,133,262	$1,206,262
Dec-17	$1,152,815	$1,225,624
Jan-18	$1,230,888	$1,287,101
Feb-18	$1,146,324	$1,229,006
Mar-18	$1,146,324	$1,206,855
Apr-18	$1,155,549	$1,234,411
May-18	$1,148,715	$1,206,664
Jun-18	$1,137,952	$1,191,922
Jul-18	$1,156,916	$1,221,261
Aug-18	$1,106,006	$1,197,675
Sep-18	$1,094,730	$1,208,070
Oct-18	$996,157	$1,111,917
Nov-18	$988,640	$1,110,516
Dec-18	$946,527	$1,056,607
Jan-19	$1,011,882	$1,126,048
Feb-19	$1,036,672	$1,154,752
Mar-19	$1,039,207	$1,162,034
Apr-19	$1,070,477	$1,194,705
May-19	$1,017,798	$1,137,328
Jun-19	$1,069,068	$1,204,800
Jul-19	$1,043,433	$1,189,503
Aug-19	$1,028,784	$1,158,688
Sep-19	$1,058,927	$1,191,891
Oct-19	$1,098,647	$1,234,715
Nov-19	$1,119,775	$1,248,634
Dec-19	$1,160,713	$1,289,214
Jan-20	$1,123,786	$1,262,286
Feb-20	$1,035,977	$1,148,178
Mar-20	$872,279	$994,932
Apr-20	$931,303	$1,059,208
May-20	$985,675	$1,105,331
Jun-20	$1,002,249	$1,142,967
Jul-20	$1,033,069	$1,169,608
Aug-20	$1,106,922	$1,229,739
Sep-20	$1,089,477	$1,197,786
Oct-20	$1,061,855	$1,149,960
Nov-20	$1,213,050	$1,328,219
Dec-20	$1,290,329	$1,389,976
Jan-21	$1,268,862	$1,375,167
Feb-21	$1,317,382	$1,406,011
Mar-21	$1,352,081	$1,438,340
Apr-21	$1,392,955	$1,481,619
May-21	$1,439,122	$1,529,936
Jun-21	$1,414,715	$1,512,718
Jul-21	$1,420,302	$1,524,108
Aug-21	$1,442,945	$1,550,992
Sep-21	$1,405,011	$1,505,981
Oct-21	$1,425,301	$1,543,021
Nov-21	$1,351,787	$1,471,203
Dec-21	$1,414,199	$1,546,535
Jan-22	$1,371,773	$1,471,800
Feb-22	$1,336,568	$1,445,776
Mar-22	$1,307,382	$1,455,069
Apr-22	$1,234,866	$1,360,934
May-22	$1,259,239	$1,371,136
Jun-22	$1,140,386	$1,243,912
Jul-22	$1,190,334	$1,305,896
Aug-22	$1,126,846	$1,243,873
Sep-22	$1,021,834	$1,127,512
Oct-22	$1,080,508	$1,188,144
Nov-22	$1,226,140	$1,321,971
Dec-22	$1,220,316	$1,323,034
Jan-23	$1,319,959	$1,430,169
Feb-23	$1,291,934	$1,400,326
Mar-23	$1,312,174	$1,435,032
Apr-23	$1,355,145	$1,475,547
May-23	$1,300,653	$1,413,105
Jun-23	$1,352,343	$1,477,415
Jul-23	$1,389,397	$1,525,219
Aug-23	$1,339,576	$1,466,784
Sep-23	$1,293,180	$1,416,682
Oct-23	$1,245,226	$1,359,247
Nov-23	$1,339,265	$1,485,409
Dec-23	$1,418,391	$1,564,328
Jan-24	$1,411,286	$1,573,330
Feb-24	$1,450,362	$1,602,129
Mar-24	$1,507,201	$1,654,823
Apr-24	$1,466,187	$1,612,445
May-24	$1,531,100	$1,674,903
Jun-24	$1,490,085	$1,647,863
Jul-24	$1,547,570	$1,696,206
Aug-24	$1,581,480	$1,751,360
Sep-24	$1,611,514	$1,767,533
Oct-24	$1,516,567	$1,671,413

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	21.79%	6.66%	4.25%
MSCI EAFE (ND) Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,422,660,000
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 25,982,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$3,422,660
Number of Investments	225
Total Net Advisory Fees Paid (in thousands)	$25,982
Portfolio Turnover Rate	32%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	60.4%
Pacific Basin	34.1%
North America	2.6%
Middle East/Central Asia	1.1%
Latin America	1.1%
Africa	0.7%

Country Breakdown (% of Investments)

United Kingdom	27.7%
Japan	23.8%
Denmark	6.6%
France	6.0%
Australia	4.7%
Germany	4.0%
Hong Kong	3.2%
Switzerland	2.7%
United States	2.6%
Italy	2.4%
Netherlands	2.3%
Spain	2.2%
Sweden	2.1%
Other	9.7%

C000001997
Shareholder Report [Line Items]
Fund Name	Harbor International Fund
Class Name	Institutional Class
Trading Symbol	HAINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.77%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Institutional Class returned 21.69% for the year ended October 31, 2024, while the MSCI EAFE (ND) Index returned 22.97% during the same period.

Top contributors to relative performance included:

• Security selection in Japan.

• Security selection in the Consumer Discretionary sector and overweight position to the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC, U.K.-based private equity company, 3i Group PLC and Japanese industrial giant, Mitsubishi Heavy Industries Ltd.

Top detractors from relative performance included:

• Security selection in Europe and the Pacific, excluding Japan.

• Security selection in the Financials, Communication Services and Energy sectors.

• Positions in France-listed global leader in payroll benefits, Edenred SE, U.K.-listed oil company, BP PLC, and Japan’s national telephone company, Nippon Telegraph & Telephone Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI EAFE (ND) Index
Oct-14	$50,000	$50,000
Nov-14	$50,962	$50,680
Dec-14	$48,595	$48,924
Jan-15	$48,527	$49,164
Feb-15	$51,843	$52,103
Mar-15	$51,400	$51,311
Apr-15	$53,846	$53,406
May-15	$53,921	$53,133
Jun-15	$52,210	$51,627
Jul-15	$52,188	$52,699
Aug-15	$48,002	$48,823
Sep-15	$45,437	$46,344
Oct-15	$49,262	$49,966
Nov-15	$47,822	$49,189
Dec-15	$46,738	$48,526
Jan-16	$44,158	$45,017
Feb-16	$43,883	$44,192
Mar-16	$46,974	$47,068
Apr-16	$47,941	$48,430
May-16	$47,603	$47,990
Jun-16	$46,203	$46,380
Jul-16	$48,169	$48,730
Aug-16	$48,224	$48,765
Sep-16	$48,956	$49,364
Oct-16	$47,422	$48,354
Nov-16	$46,486	$47,391
Dec-16	$46,854	$49,012
Jan-17	$48,530	$50,433
Feb-17	$49,036	$51,154
Mar-17	$50,937	$52,563
Apr-17	$52,509	$53,900
May-17	$53,977	$55,878
Jun-17	$54,386	$55,780
Jul-17	$55,589	$57,389
Aug-17	$55,028	$57,367
Sep-17	$56,351	$58,794
Oct-17	$56,071	$59,687
Nov-17	$56,608	$60,313
Dec-17	$57,581	$61,281
Jan-18	$61,478	$64,355
Feb-18	$57,249	$61,450
Mar-18	$57,249	$60,343
Apr-18	$57,709	$61,721
May-18	$57,359	$60,333
Jun-18	$56,822	$59,596
Jul-18	$57,760	$61,063
Aug-18	$55,210	$59,884
Sep-18	$54,648	$60,403
Oct-18	$49,727	$55,596
Nov-18	$49,352	$55,526
Dec-18	$47,241	$52,830
Jan-19	$50,505	$56,302
Feb-19	$51,723	$57,738
Mar-19	$51,849	$58,102
Apr-19	$53,418	$59,735
May-19	$50,785	$56,866
Jun-19	$53,334	$60,240
Jul-19	$52,059	$59,475
Aug-19	$51,317	$57,934
Sep-19	$52,816	$59,595
Oct-19	$54,791	$61,736
Nov-19	$55,841	$62,432
Dec-19	$57,881	$64,461
Jan-20	$56,033	$63,114
Feb-20	$51,657	$57,409
Mar-20	$43,498	$49,747
Apr-20	$46,429	$52,960
May-20	$49,130	$55,267
Jun-20	$49,967	$57,148
Jul-20	$51,498	$58,480
Aug-20	$55,181	$61,487
Sep-20	$54,300	$59,889
Oct-20	$52,913	$57,498
Nov-20	$60,452	$66,411
Dec-20	$64,298	$69,499
Jan-21	$63,233	$68,758
Feb-21	$65,641	$70,301
Mar-21	$67,363	$71,917
Apr-21	$69,406	$74,081
May-21	$71,697	$76,497
Jun-21	$70,471	$75,636
Jul-21	$70,748	$76,205
Aug-21	$71,872	$77,550
Sep-21	$69,975	$75,299
Oct-21	$70,982	$77,151
Nov-21	$67,319	$73,560
Dec-21	$70,416	$77,327
Jan-22	$68,298	$73,590
Feb-22	$66,552	$72,289
Mar-22	$65,090	$72,753
Apr-22	$61,480	$68,047
May-22	$62,673	$68,557
Jun-22	$56,766	$62,196
Jul-22	$59,242	$65,295
Aug-22	$56,079	$62,194
Sep-22	$50,843	$56,376
Oct-22	$53,767	$59,407
Nov-22	$61,017	$66,099
Dec-22	$60,705	$66,152
Jan-23	$65,656	$71,508
Feb-23	$64,268	$70,016
Mar-23	$65,255	$71,752
Apr-23	$67,399	$73,777
May-23	$64,685	$70,655
Jun-23	$67,245	$73,871
Jul-23	$69,080	$76,261
Aug-23	$66,597	$73,339
Sep-23	$64,299	$70,834
Oct-23	$61,908	$67,962
Nov-23	$66,582	$74,270
Dec-23	$70,492	$78,216
Jan-24	$70,140	$78,667
Feb-24	$72,074	$80,106
Mar-24	$74,903	$82,741
Apr-24	$72,857	$80,622
May-24	$76,069	$83,745
Jun-24	$74,024	$82,393
Jul-24	$76,884	$84,810
Aug-24	$78,578	$87,568
Sep-24	$80,049	$88,377
Oct-24	$75,334	$83,571

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	21.69%	6.58%	4.18%
MSCI EAFE (ND) Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,422,660,000
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 25,982,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$3,422,660
Number of Investments	225
Total Net Advisory Fees Paid (in thousands)	$25,982
Portfolio Turnover Rate	32%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	60.4%
Pacific Basin	34.1%
North America	2.6%
Middle East/Central Asia	1.1%
Latin America	1.1%
Africa	0.7%

Country Breakdown (% of Investments)

United Kingdom	27.7%
Japan	23.8%
Denmark	6.6%
France	6.0%
Australia	4.7%
Germany	4.0%
Hong Kong	3.2%
Switzerland	2.7%
United States	2.6%
Italy	2.4%
Netherlands	2.3%
Spain	2.2%
Sweden	2.1%
Other	9.7%

C000001998
Shareholder Report [Line Items]
Fund Name	Harbor International Fund
Class Name	Administrative Class
Trading Symbol	HRINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$113	1.02%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Administrative Class returned 21.37% for the year ended October 31, 2024, while the MSCI EAFE (ND) Index returned 22.97% during the same period.

Top contributors to relative performance included:

• Security selection in Japan.

• Security selection in the Consumer Discretionary sector and overweight position to the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC, U.K.-based private equity company, 3i Group PLC and Japanese industrial giant, Mitsubishi Heavy Industries Ltd.

Top detractors from relative performance included:

• Security selection in Europe and the Pacific, excluding Japan.

• Security selection in the Financials, Communication Services and Energy sectors.

• Positions in France-listed global leader in payroll benefits, Edenred SE, U.K.-listed oil company, BP PLC, and Japan’s national telephone company, Nippon Telegraph & Telephone Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Administrative Class	MSCI EAFE (ND) Index
Oct-14	$10,000	$10,000
Nov-14	$10,190	$10,136
Dec-14	$9,714	$9,785
Jan-15	$9,697	$9,833
Feb-15	$10,359	$10,421
Mar-15	$10,269	$10,262
Apr-15	$10,755	$10,681
May-15	$10,767	$10,627
Jun-15	$10,424	$10,325
Jul-15	$10,418	$10,540
Aug-15	$9,580	$9,765
Sep-15	$9,066	$9,269
Oct-15	$9,827	$9,993
Nov-15	$9,538	$9,838
Dec-15	$9,320	$9,705
Jan-16	$8,802	$9,003
Feb-16	$8,747	$8,838
Mar-16	$9,361	$9,414
Apr-16	$9,551	$9,686
May-16	$9,482	$9,598
Jun-16	$9,202	$9,276
Jul-16	$9,591	$9,746
Aug-16	$9,600	$9,753
Sep-16	$9,745	$9,873
Oct-16	$9,436	$9,671
Nov-16	$9,249	$9,478
Dec-16	$9,319	$9,802
Jan-17	$9,652	$10,087
Feb-17	$9,750	$10,231
Mar-17	$10,124	$10,513
Apr-17	$10,436	$10,780
May-17	$10,726	$11,176
Jun-17	$10,806	$11,156
Jul-17	$11,042	$11,478
Aug-17	$10,927	$11,473
Sep-17	$11,188	$11,759
Oct-17	$11,129	$11,937
Nov-17	$11,234	$12,063
Dec-17	$11,424	$12,256
Jan-18	$12,195	$12,871
Feb-18	$11,354	$12,290
Mar-18	$11,353	$12,069
Apr-18	$11,441	$12,344
May-18	$11,369	$12,067
Jun-18	$11,259	$11,919
Jul-18	$11,444	$12,213
Aug-18	$10,936	$11,977
Sep-18	$10,824	$12,081
Oct-18	$9,846	$11,119
Nov-18	$9,769	$11,105
Dec-18	$9,352	$10,566
Jan-19	$9,994	$11,260
Feb-19	$10,234	$11,548
Mar-19	$10,256	$11,620
Apr-19	$10,565	$11,947
May-19	$10,041	$11,373
Jun-19	$10,543	$12,048
Jul-19	$10,289	$11,895
Aug-19	$10,140	$11,587
Sep-19	$10,435	$11,919
Oct-19	$10,824	$12,347
Nov-19	$11,028	$12,486
Dec-19	$11,427	$12,892
Jan-20	$11,061	$12,623
Feb-20	$10,194	$11,482
Mar-20	$8,581	$9,949
Apr-20	$9,159	$10,592
May-20	$9,692	$11,053
Jun-20	$9,854	$11,430
Jul-20	$10,154	$11,696
Aug-20	$10,877	$12,297
Sep-20	$10,701	$11,978
Oct-20	$10,426	$11,500
Nov-20	$11,909	$13,282
Dec-20	$12,665	$13,900
Jan-21	$12,451	$13,752
Feb-21	$12,921	$14,060
Mar-21	$13,258	$14,383
Apr-21	$13,656	$14,816
May-21	$14,104	$15,299
Jun-21	$13,862	$15,127
Jul-21	$13,913	$15,241
Aug-21	$14,132	$15,510
Sep-21	$13,756	$15,060
Oct-21	$13,950	$15,430
Nov-21	$13,226	$14,712
Dec-21	$13,834	$15,465
Jan-22	$13,413	$14,718
Feb-22	$13,068	$14,458
Mar-22	$12,777	$14,551
Apr-22	$12,066	$13,609
May-22	$12,301	$13,711
Jun-22	$11,137	$12,439
Jul-22	$11,622	$13,059
Aug-22	$10,997	$12,439
Sep-22	$9,969	$11,275
Oct-22	$10,538	$11,881
Nov-22	$11,958	$13,220
Dec-22	$11,894	$13,230
Jan-23	$12,863	$14,302
Feb-23	$12,588	$14,003
Mar-23	$12,780	$14,350
Apr-23	$13,196	$14,755
May-23	$12,663	$14,131
Jun-23	$13,163	$14,774
Jul-23	$13,516	$15,252
Aug-23	$13,028	$14,668
Sep-23	$12,576	$14,167
Oct-23	$12,106	$13,592
Nov-23	$13,016	$14,854
Dec-23	$13,778	$15,643
Jan-24	$13,707	$15,733
Feb-24	$14,084	$16,021
Mar-24	$14,635	$16,548
Apr-24	$14,230	$16,124
May-24	$14,854	$16,749
Jun-24	$14,452	$16,479
Jul-24	$15,009	$16,962
Aug-24	$15,333	$17,514
Sep-24	$15,620	$17,675
Oct-24	$14,693	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	21.37%	6.30%	3.92%
MSCI EAFE (ND) Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,422,660,000
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 25,982,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$3,422,660
Number of Investments	225
Total Net Advisory Fees Paid (in thousands)	$25,982
Portfolio Turnover Rate	32%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	60.4%
Pacific Basin	34.1%
North America	2.6%
Middle East/Central Asia	1.1%
Latin America	1.1%
Africa	0.7%

Country Breakdown (% of Investments)

United Kingdom	27.7%
Japan	23.8%
Denmark	6.6%
France	6.0%
Australia	4.7%
Germany	4.0%
Hong Kong	3.2%
Switzerland	2.7%
United States	2.6%
Italy	2.4%
Netherlands	2.3%
Spain	2.2%
Sweden	2.1%
Other	9.7%

C000001999
Shareholder Report [Line Items]
Fund Name	Harbor International Fund
Class Name	Investor Class
Trading Symbol	HIINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$125	1.13%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Investor Class returned 21.28% for the year ended October 31, 2024, while the MSCI EAFE (ND) Index returned 22.97% during the same period.

Top contributors to relative performance included:

• Security selection in Japan.

• Security selection in the Consumer Discretionary sector and overweight position to the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC, U.K.-based private equity company, 3i Group PLC and Japanese industrial giant, Mitsubishi Heavy Industries Ltd.

Top detractors from relative performance included:

• Security selection in Europe and the Pacific, excluding Japan.

• Security selection in the Financials, Communication Services and Energy sectors.

• Positions in France-listed global leader in payroll benefits, Edenred SE, U.K.-listed oil company, BP PLC, and Japan’s national telephone company, Nippon Telegraph & Telephone Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI EAFE (ND) Index
Oct-14	$10,000	$10,000
Nov-14	$10,189	$10,136
Dec-14	$9,712	$9,785
Jan-15	$9,695	$9,833
Feb-15	$10,355	$10,421
Mar-15	$10,264	$10,262
Apr-15	$10,748	$10,681
May-15	$10,761	$10,627
Jun-15	$10,416	$10,325
Jul-15	$10,409	$10,540
Aug-15	$9,571	$9,765
Sep-15	$9,056	$9,269
Oct-15	$9,816	$9,993
Nov-15	$9,526	$9,838
Dec-15	$9,307	$9,705
Jan-16	$8,789	$9,003
Feb-16	$8,734	$8,838
Mar-16	$9,345	$9,414
Apr-16	$9,535	$9,686
May-16	$9,464	$9,598
Jun-16	$9,184	$9,276
Jul-16	$9,571	$9,746
Aug-16	$9,579	$9,753
Sep-16	$9,723	$9,873
Oct-16	$9,415	$9,671
Nov-16	$9,227	$9,478
Dec-16	$9,295	$9,802
Jan-17	$9,625	$10,087
Feb-17	$9,721	$10,231
Mar-17	$10,095	$10,513
Apr-17	$10,405	$10,780
May-17	$10,693	$11,176
Jun-17	$10,770	$11,156
Jul-17	$11,006	$11,478
Aug-17	$10,891	$11,473
Sep-17	$11,149	$11,759
Oct-17	$11,089	$11,937
Nov-17	$11,192	$12,063
Dec-17	$11,381	$12,256
Jan-18	$12,149	$12,871
Feb-18	$11,308	$12,290
Mar-18	$11,306	$12,069
Apr-18	$11,393	$12,344
May-18	$11,320	$12,067
Jun-18	$11,210	$11,919
Jul-18	$11,393	$12,213
Aug-18	$10,887	$11,977
Sep-18	$10,773	$12,081
Oct-18	$9,798	$11,119
Nov-18	$9,721	$11,105
Dec-18	$9,304	$10,566
Jan-19	$9,942	$11,260
Feb-19	$10,181	$11,548
Mar-19	$10,203	$11,620
Apr-19	$10,507	$11,947
May-19	$9,986	$11,373
Jun-19	$10,485	$12,048
Jul-19	$10,231	$11,895
Aug-19	$10,081	$11,587
Sep-19	$10,373	$11,919
Oct-19	$10,757	$12,347
Nov-19	$10,961	$12,486
Dec-19	$11,356	$12,892
Jan-20	$10,990	$12,623
Feb-20	$10,130	$11,482
Mar-20	$8,524	$9,949
Apr-20	$9,099	$10,592
May-20	$9,627	$11,053
Jun-20	$9,787	$11,430
Jul-20	$10,084	$11,696
Aug-20	$10,799	$12,297
Sep-20	$10,624	$11,978
Oct-20	$10,350	$11,500
Nov-20	$11,819	$13,282
Dec-20	$12,570	$13,900
Jan-21	$12,358	$13,752
Feb-21	$12,824	$14,060
Mar-21	$13,155	$14,383
Apr-21	$13,549	$14,816
May-21	$13,992	$15,299
Jun-21	$13,750	$15,127
Jul-21	$13,799	$15,241
Aug-21	$14,015	$15,510
Sep-21	$13,641	$15,060
Oct-21	$13,834	$15,430
Nov-21	$13,114	$14,712
Dec-21	$13,716	$15,465
Jan-22	$13,297	$14,718
Feb-22	$12,954	$14,458
Mar-22	$12,667	$14,551
Apr-22	$11,958	$13,609
May-22	$12,189	$13,711
Jun-22	$11,035	$12,439
Jul-22	$11,516	$13,059
Aug-22	$10,897	$12,439
Sep-22	$9,878	$11,275
Oct-22	$10,440	$11,881
Nov-22	$11,844	$13,220
Dec-22	$11,780	$13,230
Jan-23	$12,737	$14,302
Feb-23	$12,465	$14,003
Mar-23	$12,652	$14,350
Apr-23	$13,063	$14,755
May-23	$12,535	$14,131
Jun-23	$13,027	$14,774
Jul-23	$13,377	$15,252
Aug-23	$12,894	$14,668
Sep-23	$12,444	$14,167
Oct-23	$11,976	$13,592
Nov-23	$12,879	$14,854
Dec-23	$13,633	$15,643
Jan-24	$13,558	$15,733
Feb-24	$13,929	$16,021
Mar-24	$14,471	$16,548
Apr-24	$14,072	$16,124
May-24	$14,689	$16,749
Jun-24	$14,290	$16,479
Jul-24	$14,836	$16,962
Aug-24	$15,157	$17,514
Sep-24	$15,437	$17,675
Oct-24	$14,524	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	21.28%	6.19%	3.80%
MSCI EAFE (ND) Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,422,660,000
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 25,982,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$3,422,660
Number of Investments	225
Total Net Advisory Fees Paid (in thousands)	$25,982
Portfolio Turnover Rate	32%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	60.4%
Pacific Basin	34.1%
North America	2.6%
Middle East/Central Asia	1.1%
Latin America	1.1%
Africa	0.7%

Country Breakdown (% of Investments)

United Kingdom	27.7%
Japan	23.8%
Denmark	6.6%
France	6.0%
Australia	4.7%
Germany	4.0%
Hong Kong	3.2%
Switzerland	2.7%
United States	2.6%
Italy	2.4%
Netherlands	2.3%
Spain	2.2%
Sweden	2.1%
Other	9.7%

C000248152
Shareholder Report [Line Items]
Fund Name	Harbor International Compounders Fund
Class Name	Retirement Class
Trading Symbol	HNICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Compounders Fund ("Fund") for the period of March 1, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retirement Class	$37	0.55%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: C WorldWide Asset Management

Performance Summary

The Retirement Class returned -1.20% since inception on March 1, 2024 through the period ended October 31, 2024, while the MSCI All Country World ex. U.S. (ND) Index returned 6.26% during the same period.

Top contributors to relative performance included:

• Security selection within Information Technology and Healthcare along with an underweight to Energy.

• Positions in Taiwan Semiconductor Manufacturing Co. Ltd. ADR, SAP SE, and Ferguson PLC.

Top detractors from relative performance included:

• Security selection within Financials, Consumer Staples, and Consumer Discretionary

• Positions in ASML Holding NV, LVMH Moet Hennessy Louis Vuitton SE, and Novo Nordisk AS ADR.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	MSCI All Country World ex. U.S. (ND) Index
Mar-24	$1,000,000	$1,000,000
Mar-24	$989,000	$1,024,242
Apr-24	$963,000	$1,005,851
May-24	$1,000,000	$1,035,050
Jun-24	$1,000,000	$1,034,062
Jul-24	$1,005,000	$1,058,007
Aug-24	$1,039,000	$1,088,140
Sep-24	$1,044,000	$1,117,440
Oct-24	$988,000	$1,062,611

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 03/01/2024
Retirement Class	-	-	-1.20%
MSCI All Country World ex. U.S. (ND) Index	-	-	6.26%

Performance Inception Date	Mar. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 20,068,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 44,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$20,068
Number of Investments	29
Total Net Advisory Fees Paid (in thousands)	$44
Portfolio Turnover Rate	8%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	54.8%
Pacific Basin	26.6%
North America	13.2%
Middle East/Central Asia	5.4%

Country Breakdown (% of Investments)

United Kingdom	15.5%
Japan	15.4%
United States	13.2%
Germany	11.9%
France	11.1%
Sweden	8.1%
Denmark	5.7%
India	5.4%
Taiwan	4.8%
Hong Kong	3.4%
Indonesia	3.0%
Netherlands	2.5%

C000248153
Shareholder Report [Line Items]
Fund Name	Harbor International Compounders Fund
Class Name	Institutional Class
Trading Symbol	HSICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Compounders Fund ("Fund") for the period of March 1, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$42	0.63%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: C WorldWide Asset Management

Performance Summary

The Institutional Class returned -1.30% since inception on March 1, 2024 through the period ended October 31, 2024, while the MSCI All Country World ex. U.S. (ND) Index returned 6.26% during the same period.

Top contributors to relative performance included:

• Security selection within Information Technology and Healthcare along with an underweight to Energy.

• Positions in Taiwan Semiconductor Manufacturing Co. Ltd. ADR, SAP SE, and Ferguson PLC.

Top detractors from relative performance included:

• Security selection within Financials, Consumer Staples, and Consumer Discretionary

• Positions in ASML Holding NV, LVMH Moet Hennessy Louis Vuitton SE, and Novo Nordisk AS ADR.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI All Country World ex. U.S. (ND) Index
Mar-24	$50,000	$50,000
Mar-24	$49,400	$51,212
Apr-24	$48,100	$50,293
May-24	$49,950	$51,752
Jun-24	$49,950	$51,703
Jul-24	$50,200	$52,900
Aug-24	$52,350	$54,407
Sep-24	$52,150	$55,872
Oct-24	$49,350	$53,131

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 03/01/2024
Institutional Class	-	-	-1.30%
MSCI All Country World ex. U.S. (ND) Index	-	-	6.26%

Performance Inception Date	Mar. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 20,068,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 44,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$20,068
Number of Investments	29
Total Net Advisory Fees Paid (in thousands)	$44
Portfolio Turnover Rate	8%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	54.8%
Pacific Basin	26.6%
North America	13.2%
Middle East/Central Asia	5.4%

Country Breakdown (% of Investments)

United Kingdom	15.5%
Japan	15.4%
United States	13.2%
Germany	11.9%
France	11.1%
Sweden	8.1%
Denmark	5.7%
India	5.4%
Taiwan	4.8%
Hong Kong	3.4%
Indonesia	3.0%
Netherlands	2.5%

C000210023
Shareholder Report [Line Items]
Fund Name	Harbor International Core Fund
Class Name	Retirement Class
Trading Symbol	HAORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$88	0.77%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Acadian Asset Management LLC

Performance Summary

The Retirement Class returned 28.23% for the year ended October 31, 2024, while the MSCI EAFE (ND) Index returned 22.97% during the same period.

Top contributors to relative performance included:

• Security selection and underweight position in France due to lack of exposure to position in LVMH Moet Hennessy Louis Vuitton SE.

• Security selection in Japan led by positions in NEC Corp.

• Security selection and overweight position in Sweden led by investment in Spotify Technology SA.

• Security selection and overweight positions in Consumer Discretionary and Industrials, led by positions in Industria de Diseno Textil SA and ABB Ltd., respectively, and an underweight position in Consumer Staples due to lack of exposure to Nestle SA.

Top detractors from relative performance included:

• Security selection and an underweight position in the United Kingdom, an opportunistic exposure to Thailand, and an underweight position in the Netherlands, led by a position in Centrica PLC, investment in Bangkok Bank PCL NVDR, and a lack of exposure to positions in Adyen NV, respectively.

• Security selection and an underweight position in Healthcare and Utilities, and an overweight position in Energy led by positions in Nippon Shinyaku Co. Ltd., Centrica PLC and BP PLC.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	MSCI EAFE (ND) Index
Mar-19	$1,000,000	$1,000,000
Mar-19	$1,003,000	$1,003,688
Apr-19	$1,020,000	$1,031,907
May-19	$968,000	$982,348
Jun-19	$1,018,000	$1,040,627
Jul-19	$1,003,000	$1,027,414
Aug-19	$972,000	$1,000,798
Sep-19	$997,000	$1,029,477
Oct-19	$1,031,000	$1,066,465
Nov-19	$1,047,000	$1,078,487
Dec-19	$1,094,044	$1,113,538
Jan-20	$1,074,562	$1,090,279
Feb-20	$1,003,813	$991,720
Mar-20	$868,468	$859,357
Apr-20	$938,191	$914,873
May-20	$978,180	$954,711
Jun-20	$1,021,244	$987,219
Jul-20	$1,066,359	$1,010,230
Aug-20	$1,101,221	$1,062,167
Sep-20	$1,078,664	$1,034,568
Oct-20	$1,037,650	$993,259
Nov-20	$1,156,590	$1,147,227
Dec-20	$1,240,683	$1,200,569
Jan-21	$1,246,923	$1,187,778
Feb-21	$1,282,282	$1,214,419
Mar-21	$1,327,001	$1,242,343
Apr-21	$1,384,199	$1,279,724
May-21	$1,436,197	$1,321,457
Jun-21	$1,429,958	$1,306,586
Jul-21	$1,459,077	$1,316,423
Aug-21	$1,482,996	$1,339,644
Sep-21	$1,416,438	$1,300,767
Oct-21	$1,458,037	$1,332,759
Nov-21	$1,401,878	$1,270,728
Dec-21	$1,479,794	$1,335,794
Jan-22	$1,389,690	$1,271,243
Feb-22	$1,357,345	$1,248,766
Mar-22	$1,392,000	$1,256,792
Apr-22	$1,298,430	$1,175,484
May-22	$1,333,086	$1,184,297
Jun-22	$1,197,929	$1,074,408
Jul-22	$1,259,154	$1,127,946
Aug-22	$1,195,618	$1,074,375
Sep-22	$1,088,186	$973,870
Oct-22	$1,152,876	$1,026,240
Nov-22	$1,275,326	$1,141,831
Dec-22	$1,256,292	$1,142,749
Jan-23	$1,330,958	$1,235,285
Feb-23	$1,288,292	$1,209,509
Mar-23	$1,304,884	$1,239,486
Apr-23	$1,316,736	$1,274,480
May-23	$1,264,588	$1,220,546
Jun-23	$1,330,958	$1,276,093
Jul-23	$1,377,180	$1,317,383
Aug-23	$1,327,403	$1,266,911
Sep-23	$1,288,292	$1,223,636
Oct-23	$1,249,181	$1,174,027
Nov-23	$1,361,773	$1,282,998
Dec-23	$1,428,812	$1,351,163
Jan-24	$1,432,442	$1,358,938
Feb-24	$1,496,563	$1,383,813
Mar-24	$1,553,425	$1,429,326
Apr-24	$1,485,674	$1,392,723
May-24	$1,576,412	$1,446,670
Jun-24	$1,561,894	$1,423,315
Jul-24	$1,611,497	$1,465,070
Aug-24	$1,656,261	$1,512,709
Sep-24	$1,664,729	$1,526,678
Oct-24	$1,601,818	$1,443,655

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 03/01/2019
Retirement Class	28.23%	9.21%	8.67%
MSCI EAFE (ND) Index	22.97%	6.24%	6.69%

Performance Inception Date	Mar. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 235,312,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,557,000
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$235,312
Number of Investments	467
Total Net Advisory Fees Paid (in thousands)	$1,557
Portfolio Turnover Rate	107%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	56.5%
Pacific Basin	31.7%
North America	7.6%
Middle East/Central Asia	3.8%
Latin America	0.3%
Africa	0.1%

Country Breakdown (% of Investments)

Japan	19.0%
Switzerland	9.1%
United Kingdom	8.5%
United States	7.2%
Germany	7.1%
France	6.7%
Australia	6.5%
Italy	5.2%
Netherlands	4.8%
Denmark	4.7%
Sweden	3.7%
Spain	3.2%
Israel	2.6%
Other	11.7%

C000210022
Shareholder Report [Line Items]
Fund Name	Harbor International Core Fund
Class Name	Institutional Class
Trading Symbol	HAOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Acadian Asset Management LLC

Performance Summary

The Institutional Class returned 28.03% for the year ended October 31, 2024, while the MSCI EAFE (ND) Index returned 22.97% during the same period.

Top contributors to relative performance included:

• Security selection and underweight position in France due to lack of exposure to position in LVMH Moet Hennessy Louis Vuitton SE.

• Security selection in Japan led by positions in NEC Corp.

• Security selection and overweight position in Sweden led by investment in Spotify Technology SA.

• Security selection and overweight positions in Consumer Discretionary and Industrials, led by positions in Industria de Diseno Textil SA and ABB Ltd., respectively, and an underweight position in Consumer Staples due to lack of exposure to Nestle SA.

Top detractors from relative performance included:

• Security selection and an underweight position in the United Kingdom, an opportunistic exposure to Thailand, and an underweight position in the Netherlands, led by a position in Centrica PLC, investment in Bangkok Bank PCL NVDR, and a lack of exposure to positions in Adyen NV, respectively.

• Security selection and an underweight position in Healthcare and Utilities, and an overweight position in Energy led by positions in Nippon Shinyaku Co. Ltd., Centrica PLC and BP PLC.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI EAFE (ND) Index
Mar-19	$50,000	$50,000
Mar-19	$50,150	$50,184
Apr-19	$51,000	$51,595
May-19	$48,350	$49,117
Jun-19	$50,900	$52,031
Jul-19	$50,100	$51,371
Aug-19	$48,550	$50,040
Sep-19	$49,800	$51,474
Oct-19	$51,550	$53,323
Nov-19	$52,350	$53,924
Dec-19	$54,664	$55,677
Jan-20	$53,691	$54,514
Feb-20	$50,156	$49,586
Mar-20	$43,393	$42,968
Apr-20	$46,877	$45,744
May-20	$48,824	$47,736
Jun-20	$50,975	$49,361
Jul-20	$53,281	$50,511
Aug-20	$55,023	$53,108
Sep-20	$53,844	$51,728
Oct-20	$51,795	$49,663
Nov-20	$57,738	$57,361
Dec-20	$61,948	$60,028
Jan-21	$62,260	$59,389
Feb-21	$64,025	$60,721
Mar-21	$66,258	$62,117
Apr-21	$69,114	$63,986
May-21	$71,658	$66,073
Jun-21	$71,347	$65,329
Jul-21	$72,853	$65,821
Aug-21	$73,995	$66,982
Sep-21	$70,672	$65,038
Oct-21	$72,749	$66,638
Nov-21	$69,945	$63,536
Dec-21	$73,839	$66,790
Jan-22	$69,343	$63,562
Feb-22	$67,671	$62,438
Mar-22	$69,400	$62,840
Apr-22	$64,789	$58,774
May-22	$66,461	$59,215
Jun-22	$59,717	$53,720
Jul-22	$62,772	$56,397
Aug-22	$59,601	$53,719
Sep-22	$54,298	$48,694
Oct-22	$57,469	$51,312
Nov-22	$63,579	$57,092
Dec-22	$62,601	$57,137
Jan-23	$66,325	$61,764
Feb-23	$64,197	$60,475
Mar-23	$65,025	$61,974
Apr-23	$65,616	$63,724
May-23	$63,015	$61,027
Jun-23	$66,325	$63,805
Jul-23	$68,631	$65,869
Aug-23	$66,089	$63,346
Sep-23	$64,138	$61,182
Oct-23	$62,247	$58,701
Nov-23	$67,803	$64,150
Dec-23	$71,189	$67,558
Jan-24	$71,370	$67,947
Feb-24	$74,507	$69,191
Mar-24	$77,342	$71,466
Apr-24	$73,964	$69,636
May-24	$78,489	$72,333
Jun-24	$77,765	$71,166
Jul-24	$80,238	$73,254
Aug-24	$82,470	$75,635
Sep-24	$82,893	$76,334
Oct-24	$79,695	$72,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 03/01/2019
Institutional Class	28.03%	9.10%	8.57%
MSCI EAFE (ND) Index	22.97%	6.24%	6.69%

Performance Inception Date	Mar. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 235,312,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,557,000
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$235,312
Number of Investments	467
Total Net Advisory Fees Paid (in thousands)	$1,557
Portfolio Turnover Rate	107%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	56.5%
Pacific Basin	31.7%
North America	7.6%
Middle East/Central Asia	3.8%
Latin America	0.3%
Africa	0.1%

Country Breakdown (% of Investments)

Japan	19.0%
Switzerland	9.1%
United Kingdom	8.5%
United States	7.2%
Germany	7.1%
France	6.7%
Australia	6.5%
Italy	5.2%
Netherlands	4.8%
Denmark	4.7%
Sweden	3.7%
Spain	3.2%
Israel	2.6%
Other	11.7%

C000210024
Shareholder Report [Line Items]
Fund Name	Harbor International Core Fund
Class Name	Investor Class
Trading Symbol	HAONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$138	1.21%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Acadian Asset Management LLC

Performance Summary

The Investor Class returned 27.70% for the year ended October 31, 2024, while the MSCI EAFE (ND) Index returned 22.97% during the same period.

Top contributors to relative performance included:

• Security selection and underweight position in France due to lack of exposure to position in LVMH Moet Hennessy Louis Vuitton SE.

• Security selection in Japan led by positions in NEC Corp.

• Security selection and overweight position in Sweden led by investment in Spotify Technology SA.

• Security selection and overweight positions in Consumer Discretionary and Industrials, led by positions in Industria de Diseno Textil SA and ABB Ltd., respectively, and an underweight position in Consumer Staples due to lack of exposure to Nestle SA.

Top detractors from relative performance included:

• Security selection and an underweight position in the United Kingdom, an opportunistic exposure to Thailand, and an underweight position in the Netherlands, led by a position in Centrica PLC, investment in Bangkok Bank PCL NVDR, and a lack of exposure to positions in Adyen NV, respectively.

• Security selection and an underweight position in Healthcare and Utilities, and an overweight position in Energy led by positions in Nippon Shinyaku Co. Ltd., Centrica PLC and BP PLC.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI EAFE (ND) Index
Mar-19	$10,000	$10,000
Mar-19	$10,030	$10,037
Apr-19	$10,190	$10,319
May-19	$9,670	$9,823
Jun-19	$10,160	$10,406
Jul-19	$10,010	$10,274
Aug-19	$9,700	$10,008
Sep-19	$9,940	$10,295
Oct-19	$10,280	$10,665
Nov-19	$10,440	$10,785
Dec-19	$10,897	$11,135
Jan-20	$10,703	$10,903
Feb-20	$9,999	$9,917
Mar-20	$8,640	$8,594
Apr-20	$9,335	$9,149
May-20	$9,723	$9,547
Jun-20	$10,152	$9,872
Jul-20	$10,601	$10,102
Aug-20	$10,938	$10,622
Sep-20	$10,703	$10,346
Oct-20	$10,295	$9,933
Nov-20	$11,469	$11,472
Dec-20	$12,305	$12,006
Jan-21	$12,367	$11,878
Feb-21	$12,707	$12,144
Mar-21	$13,151	$12,423
Apr-21	$13,709	$12,797
May-21	$14,214	$13,215
Jun-21	$14,153	$13,066
Jul-21	$14,431	$13,164
Aug-21	$14,669	$13,396
Sep-21	$13,998	$13,008
Oct-21	$14,411	$13,328
Nov-21	$13,843	$12,707
Dec-21	$14,612	$13,358
Jan-22	$13,720	$12,712
Feb-22	$13,389	$12,488
Mar-22	$13,720	$12,568
Apr-22	$12,806	$11,755
May-22	$13,137	$11,843
Jun-22	$11,800	$10,744
Jul-22	$12,394	$11,279
Aug-22	$11,765	$10,744
Sep-22	$10,713	$9,739
Oct-22	$11,342	$10,262
Nov-22	$12,543	$11,418
Dec-22	$12,344	$11,427
Jan-23	$13,070	$12,353
Feb-23	$12,649	$12,095
Mar-23	$12,801	$12,395
Apr-23	$12,918	$12,745
May-23	$12,403	$12,205
Jun-23	$13,059	$12,761
Jul-23	$13,492	$13,174
Aug-23	$13,000	$12,669
Sep-23	$12,614	$12,236
Oct-23	$12,227	$11,740
Nov-23	$13,328	$12,830
Dec-23	$13,983	$13,512
Jan-24	$14,007	$13,589
Feb-24	$14,626	$13,838
Mar-24	$15,174	$14,293
Apr-24	$14,507	$13,927
May-24	$15,388	$14,467
Jun-24	$15,245	$14,233
Jul-24	$15,722	$14,651
Aug-24	$16,150	$15,127
Sep-24	$16,234	$15,267
Oct-24	$15,615	$14,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 03/01/2019
Investor Class	27.70%	8.72%	8.18%
MSCI EAFE (ND) Index	22.97%	6.24%	6.69%

Performance Inception Date	Mar. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 235,312,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,557,000
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$235,312
Number of Investments	467
Total Net Advisory Fees Paid (in thousands)	$1,557
Portfolio Turnover Rate	107%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	56.5%
Pacific Basin	31.7%
North America	7.6%
Middle East/Central Asia	3.8%
Latin America	0.3%
Africa	0.1%

Country Breakdown (% of Investments)

Japan	19.0%
Switzerland	9.1%
United Kingdom	8.5%
United States	7.2%
Germany	7.1%
France	6.7%
Australia	6.5%
Italy	5.2%
Netherlands	4.8%
Denmark	4.7%
Sweden	3.7%
Spain	3.2%
Israel	2.6%
Other	11.7%

C000165338
Shareholder Report [Line Items]
Fund Name	Harbor International Small Cap Fund
Class Name	Retirement Class
Trading Symbol	HNISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Cedar Street Asset Management LLC

Performance Summary

The Retirement Class returned 15.73% for the year ended October 31, 2024, while the MSCI EAFE Small Cap (ND) returned 22.96% during the same period.

Top contributors to relative performance included:

• Security selection in France and Singapore, combined with limited allocation to Germany.

• Security selection within Materials and Health Care, combined with lack of exposure to Energy.

• Positions in Genuit Group PLC, TP ICAP Group PLC, Transcontinental, Inc., Coats Group PLC, and Fuji Seal International, Inc.

Top detractors from relative performance included:

• Less focus on larger market capitalization securities and more focus on smaller market capitalization securities relative to the Fund’s benchmark index.

• Security selection in Sweden, Italy, and Japan.

• Security selection within Industrials and Technology.

• Positions in X-FAB Silicon Foundries SE, Victrex PLC, Tinexta SpA, Mersen SA, and Dustin Group AB.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	MSCI EAFE (ND) Index	MSCI EAFE Small Cap (ND) Index
Feb-16	$1,000,000	$1,000,000	$1,000,000
Feb-16	$970,000	$973,331	$984,956
Mar-16	$1,044,000	$1,036,663	$1,063,920
Apr-16	$1,051,000	$1,066,676	$1,088,354
May-16	$1,082,000	$1,056,986	$1,093,991
Jun-16	$1,030,000	$1,021,506	$1,036,272
Jul-16	$1,081,000	$1,073,276	$1,099,784
Aug-16	$1,086,000	$1,074,038	$1,093,273
Sep-16	$1,120,000	$1,087,232	$1,125,788
Oct-16	$1,077,000	$1,064,993	$1,093,891
Nov-16	$1,045,000	$1,043,783	$1,063,183
Dec-16	$1,054,943	$1,079,474	$1,093,647
Jan-17	$1,101,514	$1,110,787	$1,132,282
Feb-17	$1,119,738	$1,126,671	$1,157,659
Mar-17	$1,155,172	$1,157,687	$1,180,814
Apr-17	$1,217,942	$1,187,144	$1,231,383
May-17	$1,281,725	$1,230,717	$1,276,768
Jun-17	$1,278,688	$1,228,540	$1,276,489
Jul-17	$1,318,172	$1,263,978	$1,322,759
Aug-17	$1,329,309	$1,263,502	$1,333,610
Sep-17	$1,376,892	$1,294,939	$1,371,669
Oct-17	$1,407,265	$1,314,602	$1,394,847
Nov-17	$1,424,476	$1,328,391	$1,416,920
Dec-17	$1,454,406	$1,349,713	$1,454,689
Jan-18	$1,528,307	$1,417,414	$1,529,089
Feb-18	$1,462,617	$1,353,438	$1,474,865
Mar-18	$1,462,617	$1,329,044	$1,458,213
Apr-18	$1,458,512	$1,359,390	$1,478,011
May-18	$1,445,169	$1,328,833	$1,463,869
Jun-18	$1,414,377	$1,312,599	$1,435,388
Jul-18	$1,429,773	$1,344,909	$1,444,747
Aug-18	$1,417,456	$1,318,935	$1,433,150
Sep-18	$1,422,588	$1,330,382	$1,422,794
Oct-18	$1,270,681	$1,224,494	$1,285,851
Nov-18	$1,250,153	$1,222,951	$1,276,797
Dec-18	$1,173,393	$1,163,584	$1,194,447
Jan-19	$1,262,254	$1,240,055	$1,290,679
Feb-19	$1,292,231	$1,271,666	$1,319,624
Mar-19	$1,301,866	$1,279,685	$1,321,715
Apr-19	$1,342,550	$1,315,663	$1,361,566
May-19	$1,272,960	$1,252,478	$1,289,586
Jun-19	$1,313,643	$1,326,781	$1,344,297
Jul-19	$1,294,372	$1,309,935	$1,334,777
Aug-19	$1,234,418	$1,276,000	$1,301,806
Sep-19	$1,263,324	$1,312,565	$1,338,410
Oct-19	$1,337,197	$1,359,725	$1,399,239
Nov-19	$1,366,103	$1,375,053	$1,430,161
Dec-19	$1,433,834	$1,419,742	$1,492,620
Jan-20	$1,354,544	$1,390,087	$1,449,379
Feb-20	$1,266,443	$1,264,426	$1,307,271
Mar-20	$1,015,357	$1,095,665	$1,081,839
Apr-20	$1,115,571	$1,166,448	$1,194,305
May-20	$1,177,242	$1,217,241	$1,279,495
Jun-20	$1,206,976	$1,258,687	$1,296,960
Jul-20	$1,233,406	$1,288,026	$1,340,577
Aug-20	$1,303,886	$1,354,245	$1,440,575
Sep-20	$1,278,557	$1,319,057	$1,429,960
Oct-20	$1,252,127	$1,266,388	$1,380,144
Nov-20	$1,458,062	$1,462,696	$1,569,715
Dec-20	$1,552,124	$1,530,705	$1,676,863
Jan-21	$1,557,700	$1,514,397	$1,670,663
Feb-21	$1,645,787	$1,548,364	$1,714,893
Mar-21	$1,711,574	$1,583,966	$1,752,390
Apr-21	$1,787,396	$1,631,627	$1,822,828
May-21	$1,845,378	$1,684,835	$1,859,282
Jun-21	$1,824,192	$1,665,875	$1,828,519
Jul-21	$1,840,918	$1,678,418	$1,859,596
Aug-21	$1,874,369	$1,708,024	$1,913,202
Sep-21	$1,815,272	$1,658,455	$1,844,886
Oct-21	$1,827,537	$1,699,246	$1,873,838
Nov-21	$1,733,875	$1,620,157	$1,769,057
Dec-21	$1,819,123	$1,703,115	$1,846,243
Jan-22	$1,756,725	$1,620,813	$1,711,158
Feb-22	$1,724,327	$1,592,155	$1,689,450
Mar-22	$1,711,127	$1,602,389	$1,688,761
Apr-22	$1,611,531	$1,498,722	$1,572,872
May-22	$1,675,129	$1,509,958	$1,561,519
Jun-22	$1,557,534	$1,369,853	$1,390,060
Jul-22	$1,628,331	$1,438,112	$1,481,948
Aug-22	$1,557,534	$1,369,810	$1,416,244
Sep-22	$1,432,739	$1,241,668	$1,253,376
Oct-22	$1,517,935	$1,308,438	$1,306,405
Nov-22	$1,690,728	$1,455,816	$1,435,927
Dec-22	$1,669,126	$1,456,985	$1,451,326
Jan-23	$1,783,686	$1,574,968	$1,559,683
Feb-23	$1,759,049	$1,542,104	$1,525,849
Mar-23	$1,754,122	$1,580,323	$1,522,701
Apr-23	$1,814,482	$1,624,940	$1,553,348
May-23	$1,707,313	$1,556,176	$1,488,484
Jun-23	$1,765,209	$1,626,997	$1,531,526
Jul-23	$1,805,859	$1,679,641	$1,599,395
Aug-23	$1,740,572	$1,615,290	$1,546,190
Sep-23	$1,649,417	$1,560,115	$1,477,781
Oct-23	$1,570,580	$1,496,865	$1,390,963
Nov-23	$1,713,472	$1,635,801	$1,530,849
Dec-23	$1,825,177	$1,722,709	$1,642,363
Jan-24	$1,783,581	$1,732,623	$1,615,282
Feb-24	$1,792,404	$1,764,338	$1,621,425
Mar-24	$1,862,991	$1,822,367	$1,681,762
Apr-24	$1,823,916	$1,775,698	$1,631,827
May-24	$1,897,024	$1,844,480	$1,702,480
Jun-24	$1,821,395	$1,814,703	$1,650,738
Jul-24	$1,928,536	$1,867,940	$1,744,855
Aug-24	$1,953,746	$1,928,678	$1,779,372
Sep-24	$1,973,913	$1,946,488	$1,824,780
Oct-24	$1,817,614	$1,840,636	$1,710,395

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 02/01/2016
Retirement Class	15.73%	6.33%	7.07%
MSCI EAFE (ND) Index	22.97%	6.24%	7.22%
MSCI EAFE Small Cap (ND) Index	22.96%	4.10%	6.33%

Performance Inception Date	Feb. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 224,247,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,627,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$224,247
Number of Investments	72
Total Net Advisory Fees Paid (in thousands)	$2,627
Portfolio Turnover Rate	19%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	56.4%
Pacific Basin	40.6%
North America	3.0%

Country Breakdown (% of Investments)

Japan	29.0%
United Kingdom	15.3%
Switzerland	6.4%
Belgium	5.9%
France	4.9%
Sweden	4.8%
China	3.7%
Finland	3.6%
Singapore	3.6%
Luxembourg	3.1%
Australia	3.1%
Canada	3.1%
Netherlands	3.0%
Italy	2.6%
Spain	2.1%
Other	5.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2024, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for the Retirement Class from 0.85% to 0.82% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2025.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for the Retirement Class from 0.85% to 0.82% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Updated Prospectus Phone Number	800-422-1050
Updated Prospectus Web Address	www.harborcapital.com/documents/fund
C000165335
Shareholder Report [Line Items]
Fund Name	Harbor International Small Cap Fund
Class Name	Institutional Class
Trading Symbol	HAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Cedar Street Asset Management LLC

Performance Summary

The Institutional Class returned 15.72% for the year ended October 31, 2024, while the MSCI EAFE Small Cap (ND) returned 22.96% during the same period.

Top contributors to relative performance included:

• Security selection in France and Singapore, combined with limited allocation to Germany.

• Security selection within Materials and Health Care, combined with lack of exposure to Energy.

• Positions in Genuit Group PLC, TP ICAP Group PLC, Transcontinental, Inc., Coats Group PLC, and Fuji Seal International, Inc.

Top detractors from relative performance included:

• Less focus on larger market capitalization securities and more focus on smaller market capitalization securities relative to the Fund’s benchmark index.

• Security selection in Sweden, Italy, and Japan.

• Security selection within Industrials and Technology.

• Positions in X-FAB Silicon Foundries SE, Victrex PLC, Tinexta SpA, Mersen SA, and Dustin Group AB.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	MSCI EAFE (ND) Index	MSCI EAFE Small Cap (ND) Index
Feb-16	$50,000	$50,000	$50,000
Feb-16	$48,500	$48,667	$49,248
Mar-16	$52,200	$51,833	$53,196
Apr-16	$52,550	$53,334	$54,418
May-16	$54,100	$52,849	$54,700
Jun-16	$51,500	$51,075	$51,814
Jul-16	$54,050	$53,664	$54,989
Aug-16	$54,250	$53,702	$54,664
Sep-16	$56,000	$54,362	$56,289
Oct-16	$53,850	$53,250	$54,695
Nov-16	$52,250	$52,189	$53,159
Dec-16	$52,769	$53,974	$54,682
Jan-17	$55,045	$55,539	$56,614
Feb-17	$55,956	$56,334	$57,883
Mar-17	$57,727	$57,884	$59,041
Apr-17	$60,864	$59,357	$61,569
May-17	$64,051	$61,536	$63,838
Jun-17	$63,899	$61,427	$63,824
Jul-17	$65,872	$63,199	$66,138
Aug-17	$66,429	$63,175	$66,680
Sep-17	$68,807	$64,747	$68,583
Oct-17	$70,324	$65,730	$69,742
Nov-17	$71,185	$66,420	$70,846
Dec-17	$72,643	$67,486	$72,734
Jan-18	$76,385	$70,871	$76,454
Feb-18	$73,104	$67,672	$73,743
Mar-18	$73,104	$66,452	$72,911
Apr-18	$72,848	$67,969	$73,901
May-18	$72,181	$66,442	$73,193
Jun-18	$70,643	$65,630	$71,769
Jul-18	$71,412	$67,245	$72,237
Aug-18	$70,797	$65,947	$71,658
Sep-18	$71,053	$66,519	$71,140
Oct-18	$63,415	$61,225	$64,293
Nov-18	$62,390	$61,148	$63,840
Dec-18	$58,567	$58,179	$59,722
Jan-19	$63,002	$62,003	$64,534
Feb-19	$64,498	$63,583	$65,981
Mar-19	$64,979	$63,984	$66,086
Apr-19	$67,010	$65,783	$68,078
May-19	$63,483	$62,624	$64,479
Jun-19	$65,514	$66,339	$67,215
Jul-19	$64,605	$65,497	$66,739
Aug-19	$61,613	$63,800	$65,090
Sep-19	$63,056	$65,628	$66,920
Oct-19	$66,743	$67,986	$69,962
Nov-19	$68,186	$68,753	$71,508
Dec-19	$71,529	$70,987	$74,631
Jan-20	$67,631	$69,504	$72,469
Feb-20	$63,185	$63,221	$65,364
Mar-20	$50,669	$54,783	$54,092
Apr-20	$55,609	$58,322	$59,715
May-20	$58,738	$60,862	$63,975
Jun-20	$60,220	$62,934	$64,848
Jul-20	$61,483	$64,401	$67,029
Aug-20	$65,051	$67,712	$72,029
Sep-20	$63,734	$65,953	$71,498
Oct-20	$62,416	$63,319	$69,007
Nov-20	$72,682	$73,135	$78,486
Dec-20	$77,381	$76,535	$83,843
Jan-21	$77,659	$75,720	$83,533
Feb-21	$82,048	$77,418	$85,745
Mar-21	$85,325	$79,198	$87,619
Apr-21	$89,047	$81,581	$91,141
May-21	$91,936	$84,242	$92,964
Jun-21	$90,880	$83,294	$91,426
Jul-21	$91,769	$83,921	$92,980
Aug-21	$93,435	$85,401	$95,660
Sep-21	$90,436	$82,923	$92,244
Oct-21	$91,047	$84,962	$93,692
Nov-21	$86,381	$81,008	$88,453
Dec-21	$90,618	$85,156	$92,312
Jan-22	$87,512	$81,041	$85,558
Feb-22	$85,899	$79,608	$84,473
Mar-22	$85,242	$80,119	$84,438
Apr-22	$80,224	$74,936	$78,644
May-22	$83,390	$75,498	$78,076
Jun-22	$77,536	$68,493	$69,503
Jul-22	$81,060	$71,906	$74,097
Aug-22	$77,536	$68,490	$70,812
Sep-22	$71,324	$62,083	$62,669
Oct-22	$75,565	$65,422	$65,320
Nov-22	$84,167	$72,791	$71,796
Dec-22	$83,105	$72,849	$72,566
Jan-23	$88,744	$78,748	$77,984
Feb-23	$87,579	$77,105	$76,292
Mar-23	$87,334	$79,016	$76,135
Apr-23	$90,276	$81,247	$77,667
May-23	$84,944	$77,809	$74,424
Jun-23	$87,824	$81,350	$76,576
Jul-23	$89,847	$83,982	$79,970
Aug-23	$86,598	$80,764	$77,310
Sep-23	$82,063	$78,006	$73,889
Oct-23	$78,080	$74,843	$69,548
Nov-23	$85,250	$81,790	$76,542
Dec-23	$90,733	$86,135	$82,118
Jan-24	$88,727	$86,631	$80,764
Feb-24	$89,103	$88,217	$81,071
Mar-24	$92,675	$91,118	$84,088
Apr-24	$90,670	$88,785	$81,591
May-24	$94,304	$92,224	$85,124
Jun-24	$90,545	$90,735	$82,537
Jul-24	$95,871	$93,397	$87,243
Aug-24	$97,124	$96,434	$88,969
Sep-24	$98,126	$97,324	$91,239
Oct-24	$90,357	$92,032	$85,520

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 02/01/2016
Institutional Class	15.72%	6.25%	7.00%
MSCI EAFE (ND) Index	22.97%	6.24%	7.22%
MSCI EAFE Small Cap (ND) Index	22.96%	4.10%	6.33%

Performance Inception Date	Feb. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 224,247,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,627,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$224,247
Number of Investments	72
Total Net Advisory Fees Paid (in thousands)	$2,627
Portfolio Turnover Rate	19%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	56.4%
Pacific Basin	40.6%
North America	3.0%

Country Breakdown (% of Investments)

Japan	29.0%
United Kingdom	15.3%
Switzerland	6.4%
Belgium	5.9%
France	4.9%
Sweden	4.8%
China	3.7%
Finland	3.6%
Singapore	3.6%
Luxembourg	3.1%
Australia	3.1%
Canada	3.1%
Netherlands	3.0%
Italy	2.6%
Spain	2.1%
Other	5.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2024, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for the Institutional Class from 0.93% to 0.90% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2025.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for the Institutional Class from 0.93% to 0.90% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Updated Prospectus Phone Number	800-422-1050
Updated Prospectus Web Address	www.harborcapital.com/documents/fund
C000165336
Shareholder Report [Line Items]
Fund Name	Harbor International Small Cap Fund
Class Name	Administrative Class
Trading Symbol	HRISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Cedar Street Asset Management LLC

Performance Summary

The Administrative Class returned 15.34% for the year ended October 31, 2024, while the MSCI EAFE Small Cap (ND) returned 22.96% during the same period.

Top contributors to relative performance included:

• Security selection in France and Singapore, combined with limited allocation to Germany.

• Security selection within Materials and Health Care, combined with lack of exposure to Energy.

• Positions in Genuit Group PLC, TP ICAP Group PLC, Transcontinental, Inc., Coats Group PLC, and Fuji Seal International, Inc.

Top detractors from relative performance included:

• Less focus on larger market capitalization securities and more focus on smaller market capitalization securities relative to the Fund’s benchmark index.

• Security selection in Sweden, Italy, and Japan.

• Security selection within Industrials and Technology.

• Positions in X-FAB Silicon Foundries SE, Victrex PLC, Tinexta SpA, Mersen SA, and Dustin Group AB.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Administrative Class	MSCI EAFE (ND) Index	MSCI EAFE Small Cap (ND) Index
Feb-16	$10,000	$10,000	$10,000
Feb-16	$9,690	$9,733	$9,850
Mar-16	$10,430	$10,367	$10,639
Apr-16	$10,510	$10,667	$10,884
May-16	$10,810	$10,570	$10,940
Jun-16	$10,290	$10,215	$10,363
Jul-16	$10,790	$10,733	$10,998
Aug-16	$10,840	$10,740	$10,933
Sep-16	$11,180	$10,872	$11,258
Oct-16	$10,750	$10,650	$10,939
Nov-16	$10,420	$10,438	$10,632
Dec-16	$10,529	$10,795	$10,936
Jan-17	$10,973	$11,108	$11,323
Feb-17	$11,165	$11,267	$11,577
Mar-17	$11,508	$11,577	$11,808
Apr-17	$12,134	$11,871	$12,314
May-17	$12,770	$12,307	$12,768
Jun-17	$12,730	$12,285	$12,765
Jul-17	$13,124	$12,640	$13,228
Aug-17	$13,225	$12,635	$13,336
Sep-17	$13,699	$12,949	$13,717
Oct-17	$14,002	$13,146	$13,948
Nov-17	$14,163	$13,284	$14,169
Dec-17	$14,461	$13,497	$14,547
Jan-18	$15,196	$14,174	$15,291
Feb-18	$14,543	$13,534	$14,749
Mar-18	$14,533	$13,290	$14,582
Apr-18	$14,482	$13,594	$14,780
May-18	$14,359	$13,288	$14,639
Jun-18	$14,043	$13,126	$14,354
Jul-18	$14,196	$13,449	$14,447
Aug-18	$14,063	$13,189	$14,332
Sep-18	$14,114	$13,304	$14,228
Oct-18	$12,594	$12,245	$12,859
Nov-18	$12,390	$12,230	$12,768
Dec-18	$11,631	$11,636	$11,944
Jan-19	$12,500	$12,401	$12,907
Feb-19	$12,797	$12,717	$13,196
Mar-19	$12,882	$12,797	$13,217
Apr-19	$13,285	$13,157	$13,616
May-19	$12,585	$12,525	$12,896
Jun-19	$12,988	$13,268	$13,443
Jul-19	$12,808	$13,099	$13,348
Aug-19	$12,203	$12,760	$13,018
Sep-19	$12,490	$13,126	$13,384
Oct-19	$13,211	$13,597	$13,992
Nov-19	$13,497	$13,751	$14,302
Dec-19	$14,159	$14,197	$14,926
Jan-20	$13,376	$13,901	$14,494
Feb-20	$12,506	$12,644	$13,073
Mar-20	$10,027	$10,957	$10,818
Apr-20	$10,995	$11,664	$11,943
May-20	$11,614	$12,172	$12,795
Jun-20	$11,897	$12,587	$12,970
Jul-20	$12,158	$12,880	$13,406
Aug-20	$12,854	$13,542	$14,406
Sep-20	$12,593	$13,191	$14,300
Oct-20	$12,332	$12,664	$13,801
Nov-20	$14,355	$14,627	$15,697
Dec-20	$15,278	$15,307	$16,769
Jan-21	$15,333	$15,144	$16,707
Feb-21	$16,190	$15,484	$17,149
Mar-21	$16,838	$15,840	$17,524
Apr-21	$17,574	$16,316	$18,228
May-21	$18,134	$16,848	$18,593
Jun-21	$17,925	$16,659	$18,285
Jul-21	$18,090	$16,784	$18,596
Aug-21	$18,419	$17,080	$19,132
Sep-21	$17,826	$16,585	$18,449
Oct-21	$17,936	$16,992	$18,738
Nov-21	$17,024	$16,202	$17,691
Dec-21	$17,845	$17,031	$18,462
Jan-22	$17,232	$16,208	$17,112
Feb-22	$16,914	$15,922	$16,895
Mar-22	$16,773	$16,024	$16,888
Apr-22	$15,795	$14,987	$15,729
May-22	$16,408	$15,100	$15,615
Jun-22	$15,254	$13,699	$13,901
Jul-22	$15,937	$14,381	$14,819
Aug-22	$15,254	$13,698	$14,162
Sep-22	$14,017	$12,417	$12,534
Oct-22	$14,841	$13,084	$13,064
Nov-22	$16,538	$14,558	$14,359
Dec-22	$16,319	$14,570	$14,513
Jan-23	$17,440	$15,750	$15,597
Feb-23	$17,199	$15,421	$15,258
Mar-23	$17,138	$15,803	$15,227
Apr-23	$17,717	$16,249	$15,533
May-23	$16,680	$15,562	$14,885
Jun-23	$17,235	$16,270	$15,315
Jul-23	$17,620	$16,796	$15,994
Aug-23	$16,982	$16,153	$15,462
Sep-23	$16,090	$15,601	$14,778
Oct-23	$15,318	$14,969	$13,910
Nov-23	$16,705	$16,358	$15,308
Dec-23	$17,778	$17,227	$16,424
Jan-24	$17,379	$17,326	$16,153
Feb-24	$17,463	$17,643	$16,214
Mar-24	$18,152	$18,224	$16,818
Apr-24	$17,753	$17,757	$16,318
May-24	$18,466	$18,445	$17,025
Jun-24	$17,717	$18,147	$16,507
Jul-24	$18,756	$18,679	$17,449
Aug-24	$18,998	$19,287	$17,794
Sep-24	$19,192	$19,465	$18,248
Oct-24	$17,669	$18,406	$17,104

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 02/01/2016
Administrative Class	15.34%	5.99%	6.72%
MSCI EAFE (ND) Index	22.97%	6.24%	7.22%
MSCI EAFE Small Cap (ND) Index	22.96%	4.10%	6.33%

Performance Inception Date	Feb. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 224,247,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,627,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$224,247
Number of Investments	72
Total Net Advisory Fees Paid (in thousands)	$2,627
Portfolio Turnover Rate	19%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	56.4%
Pacific Basin	40.6%
North America	3.0%

Country Breakdown (% of Investments)

Japan	29.0%
United Kingdom	15.3%
Switzerland	6.4%
Belgium	5.9%
France	4.9%
Sweden	4.8%
China	3.7%
Finland	3.6%
Singapore	3.6%
Luxembourg	3.1%
Australia	3.1%
Canada	3.1%
Netherlands	3.0%
Italy	2.6%
Spain	2.1%
Other	5.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2024, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for the Administrative Class from 1.18% to 1.15% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2025.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for the Administrative Class from 1.18% to 1.15% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Updated Prospectus Phone Number	800-422-1050
Updated Prospectus Web Address	www.harborcapital.com/documents/fund
C000165337
Shareholder Report [Line Items]
Fund Name	Harbor International Small Cap Fund
Class Name	Investor Class
Trading Symbol	HIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$137	1.27%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Cedar Street Asset Management LLC

Performance Summary

The Investor Class returned 15.30% for the year ended October 31, 2024, while the MSCI EAFE Small Cap (ND) returned 22.96% during the same period.

Top contributors to relative performance included:

• Security selection in France and Singapore, combined with limited allocation to Germany.

• Security selection within Materials and Health Care, combined with lack of exposure to Energy.

• Positions in Genuit Group PLC, TP ICAP Group PLC, Transcontinental, Inc., Coats Group PLC, and Fuji Seal International, Inc.

Top detractors from relative performance included:

• Less focus on larger market capitalization securities and more focus on smaller market capitalization securities relative to the Fund’s benchmark index.

• Security selection in Sweden, Italy, and Japan.

• Security selection within Industrials and Technology.

• Positions in X-FAB Silicon Foundries SE, Victrex PLC, Tinexta SpA, Mersen SA, and Dustin Group AB.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	MSCI EAFE (ND) Index	MSCI EAFE Small Cap (ND) Index
Feb-16	$10,000	$10,000	$10,000
Feb-16	$9,690	$9,733	$9,850
Mar-16	$10,430	$10,367	$10,639
Apr-16	$10,500	$10,667	$10,884
May-16	$10,810	$10,570	$10,940
Jun-16	$10,280	$10,215	$10,363
Jul-16	$10,790	$10,733	$10,998
Aug-16	$10,830	$10,740	$10,933
Sep-16	$11,170	$10,872	$11,258
Oct-16	$10,740	$10,650	$10,939
Nov-16	$10,420	$10,438	$10,632
Dec-16	$10,515	$10,795	$10,936
Jan-17	$10,968	$11,108	$11,323
Feb-17	$11,150	$11,267	$11,577
Mar-17	$11,493	$11,577	$11,808
Apr-17	$12,118	$11,871	$12,314
May-17	$12,753	$12,307	$12,768
Jun-17	$12,712	$12,285	$12,765
Jul-17	$13,106	$12,640	$13,228
Aug-17	$13,206	$12,635	$13,336
Sep-17	$13,670	$12,949	$13,717
Oct-17	$13,973	$13,146	$13,948
Nov-17	$14,134	$13,284	$14,169
Dec-17	$14,428	$13,497	$14,547
Jan-18	$15,161	$14,174	$15,291
Feb-18	$14,509	$13,534	$14,749
Mar-18	$14,499	$13,290	$14,582
Apr-18	$14,448	$13,594	$14,780
May-18	$14,316	$13,288	$14,639
Jun-18	$14,000	$13,126	$14,354
Jul-18	$14,153	$13,449	$14,447
Aug-18	$14,031	$13,189	$14,332
Sep-18	$14,072	$13,304	$14,228
Oct-18	$12,565	$12,245	$12,859
Nov-18	$12,351	$12,230	$12,768
Dec-18	$11,591	$11,636	$11,944
Jan-19	$12,458	$12,401	$12,907
Feb-19	$12,754	$12,717	$13,196
Mar-19	$12,838	$12,797	$13,217
Apr-19	$13,240	$13,157	$13,616
May-19	$12,542	$12,525	$12,896
Jun-19	$12,944	$13,268	$13,443
Jul-19	$12,754	$13,099	$13,348
Aug-19	$12,162	$12,760	$13,018
Sep-19	$12,437	$13,126	$13,384
Oct-19	$13,155	$13,597	$13,992
Nov-19	$13,441	$13,751	$14,302
Dec-19	$14,094	$14,197	$14,926
Jan-20	$13,315	$13,901	$14,494
Feb-20	$12,449	$12,644	$13,073
Mar-20	$9,973	$10,957	$10,818
Apr-20	$10,946	$11,664	$11,943
May-20	$11,552	$12,172	$12,795
Jun-20	$11,844	$12,587	$12,970
Jul-20	$12,093	$12,880	$13,406
Aug-20	$12,785	$13,542	$14,406
Sep-20	$12,525	$13,191	$14,300
Oct-20	$12,266	$12,664	$13,801
Nov-20	$14,277	$14,627	$15,697
Dec-20	$15,185	$15,307	$16,769
Jan-21	$15,240	$15,144	$16,707
Feb-21	$16,091	$15,484	$17,149
Mar-21	$16,735	$15,840	$17,524
Apr-21	$17,467	$16,316	$18,228
May-21	$18,023	$16,848	$18,593
Jun-21	$17,816	$16,659	$18,285
Jul-21	$17,969	$16,784	$18,596
Aug-21	$18,296	$17,080	$19,132
Sep-21	$17,707	$16,585	$18,449
Oct-21	$17,816	$16,992	$18,738
Nov-21	$16,910	$16,202	$17,691
Dec-21	$17,734	$17,031	$18,462
Jan-22	$17,113	$16,208	$17,112
Feb-22	$16,797	$15,922	$16,895
Mar-22	$16,656	$16,024	$16,888
Apr-22	$15,672	$14,987	$15,729
May-22	$16,293	$15,100	$15,615
Jun-22	$15,145	$13,699	$13,901
Jul-22	$15,824	$14,381	$14,819
Aug-22	$15,133	$13,698	$14,162
Sep-22	$13,915	$12,417	$12,534
Oct-22	$14,735	$13,084	$13,064
Nov-22	$16,410	$14,558	$14,359
Dec-22	$16,192	$14,570	$14,513
Jan-23	$17,294	$15,750	$15,597
Feb-23	$17,055	$15,421	$15,258
Mar-23	$17,007	$15,803	$15,227
Apr-23	$17,570	$16,249	$15,533
May-23	$16,540	$15,562	$14,885
Jun-23	$17,091	$16,270	$15,315
Jul-23	$17,474	$16,796	$15,994
Aug-23	$16,839	$16,153	$15,462
Sep-23	$15,953	$15,601	$14,778
Oct-23	$15,174	$14,969	$13,910
Nov-23	$16,552	$16,358	$15,308
Dec-23	$17,630	$17,227	$16,424
Jan-24	$17,227	$17,326	$16,153
Feb-24	$17,300	$17,643	$16,214
Mar-24	$17,984	$18,224	$16,818
Apr-24	$17,593	$17,757	$16,318
May-24	$18,289	$18,445	$17,025
Jun-24	$17,557	$18,147	$16,507
Jul-24	$18,581	$18,679	$17,449
Aug-24	$18,813	$19,287	$17,794
Sep-24	$19,008	$19,465	$18,248
Oct-24	$17,496	$18,406	$17,104

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 02/01/2016
Investor Class	15.30%	5.87%	6.60%
MSCI EAFE (ND) Index	22.97%	6.24%	7.22%
MSCI EAFE Small Cap (ND) Index	22.96%	4.10%	6.33%

Performance Inception Date	Feb. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 224,247,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,627,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$224,247
Number of Investments	72
Total Net Advisory Fees Paid (in thousands)	$2,627
Portfolio Turnover Rate	19%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	56.4%
Pacific Basin	40.6%
North America	3.0%

Country Breakdown (% of Investments)

Japan	29.0%
United Kingdom	15.3%
Switzerland	6.4%
Belgium	5.9%
France	4.9%
Sweden	4.8%
China	3.7%
Finland	3.6%
Singapore	3.6%
Luxembourg	3.1%
Australia	3.1%
Canada	3.1%
Netherlands	3.0%
Italy	2.6%
Spain	2.1%
Other	5.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2024, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for the Investor Class from 1.29% to 1.26% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2025.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for the Investor Class from 1.29% to 1.26% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Updated Prospectus Phone Number	800-422-1050
Updated Prospectus Web Address	www.harborcapital.com/documents/fund
C000166749
Shareholder Report [Line Items]
Fund Name	Harbor Large Cap Value Fund
Class Name	Retirement Class
Trading Symbol	HNLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Aristotle Capital Management, LLC

Performance Summary

The Retirement Class returned 29.14% for the year ended October 31, 2024, while the Russell 1000® Value Index returned 30.98% during the same period.

Top contributors to relative performance based on absolute contribution to return included:

• Security selection in the Materials and Health Care sectors, and an underweight in the Energy sector.

• Position in Martin Marietta Materials, Inc., a leading supplier of building materials, was the leading contributor in Materials.

• Position in Amgen, Inc., a biotechnology company focused on human therapeutics, was the largest contributor in Health Care.

• Position in Phillips 66, a diversified energy company focused on refining, chemicals, and logistics, was the largest contributor in Energy.

Top detractors from relative performance based on absolute contribution to return included:

• Security selection in the Information Technology and Utilities sectors, and an underweight in the Financials sector.

• Position in Adobe, Inc., the content creation and publishing software provider, was the leading detractor in Information Technology.

• Xcel Energy, Inc., a U.S. electric and natural gas company serving eight states, was the largest detractor in Utilities.

• American International Group, Inc., a global insurance company providing property and casualty (P&C) insurance, was the largest detractor in Financials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell 1000® Value Index
Oct-14	$1,000,000	$1,000,000	$1,000,000
Nov-14	$1,024,510	$1,026,895	$1,020,476
Dec-14	$1,018,948	$1,024,308	$1,026,736
Jan-15	$980,331	$993,559	$985,694
Feb-15	$1,066,341	$1,050,660	$1,033,390
Mar-15	$1,052,298	$1,034,044	$1,019,323
Apr-15	$1,069,851	$1,043,964	$1,028,853
May-15	$1,081,261	$1,057,389	$1,041,218
Jun-15	$1,072,855	$1,036,920	$1,020,428
Jul-15	$1,086,971	$1,058,645	$1,024,902
Aug-15	$1,031,387	$994,773	$963,862
Sep-15	$990,802	$970,158	$934,763
Oct-15	$1,072,855	$1,051,995	$1,005,293
Nov-15	$1,076,384	$1,055,124	$1,009,141
Dec-15	$1,046,866	$1,038,482	$987,439
Jan-16	$996,750	$986,949	$936,415
Feb-16	$1,015,311	$985,617	$936,179
Mar-16	$1,055,219	$1,052,480	$1,003,617
Apr-16	$1,088,629	$1,056,560	$1,024,699
May-16	$1,106,263	$1,075,533	$1,040,615
Jun-16	$1,107,774	$1,078,320	$1,049,614
Jul-16	$1,149,771	$1,118,076	$1,080,089
Aug-16	$1,169,369	$1,119,646	$1,088,418
Sep-16	$1,164,703	$1,119,858	$1,086,149
Oct-16	$1,149,771	$1,099,430	$1,069,339
Nov-16	$1,206,699	$1,140,148	$1,130,414
Dec-16	$1,226,834	$1,162,684	$1,158,666
Jan-17	$1,253,989	$1,184,736	$1,166,920
Feb-17	$1,301,510	$1,231,777	$1,208,851
Mar-17	$1,307,329	$1,233,214	$1,196,538
Apr-17	$1,326,726	$1,245,879	$1,194,292
May-17	$1,338,364	$1,263,412	$1,193,121
Jun-17	$1,358,956	$1,271,298	$1,212,626
Jul-17	$1,383,327	$1,297,439	$1,228,743
Aug-17	$1,372,604	$1,301,411	$1,214,429
Sep-17	$1,416,473	$1,328,256	$1,250,398
Oct-17	$1,449,618	$1,359,252	$1,259,477
Nov-17	$1,488,612	$1,400,940	$1,298,044
Dec-17	$1,501,517	$1,416,516	$1,316,992
Jan-18	$1,594,042	$1,497,617	$1,367,909
Feb-18	$1,515,597	$1,442,420	$1,302,590
Mar-18	$1,489,449	$1,405,763	$1,279,676
Apr-18	$1,491,460	$1,411,157	$1,283,900
May-18	$1,515,597	$1,445,141	$1,291,522
Jun-18	$1,508,862	$1,454,035	$1,294,721
Jul-18	$1,562,425	$1,508,145	$1,345,964
Aug-18	$1,581,626	$1,557,289	$1,365,858
Sep-18	$1,564,446	$1,566,152	$1,368,567
Oct-18	$1,452,267	$1,459,106	$1,297,701
Nov-18	$1,505,830	$1,488,840	$1,336,445
Dec-18	$1,367,121	$1,354,411	$1,208,112
Jan-19	$1,477,773	$1,462,948	$1,302,144
Feb-19	$1,525,343	$1,509,921	$1,343,750
Mar-19	$1,533,616	$1,539,261	$1,352,294
Apr-19	$1,623,585	$1,601,585	$1,400,261
May-19	$1,521,206	$1,499,807	$1,310,228
Jun-19	$1,628,259	$1,605,508	$1,404,282
Jul-19	$1,655,292	$1,628,583	$1,415,923
Aug-19	$1,631,378	$1,602,786	$1,374,287
Sep-19	$1,671,928	$1,632,774	$1,423,318
Oct-19	$1,697,922	$1,668,140	$1,443,213
Nov-19	$1,764,467	$1,728,692	$1,487,832
Dec-19	$1,818,734	$1,780,867	$1,528,761
Jan-20	$1,791,573	$1,780,169	$1,495,873
Feb-20	$1,636,965	$1,633,627	$1,351,002
Mar-20	$1,382,070	$1,431,853	$1,120,124
Apr-20	$1,557,572	$1,615,407	$1,246,050
May-20	$1,638,009	$1,692,346	$1,288,751
Jun-20	$1,670,344	$1,726,002	$1,280,196
Jul-20	$1,751,185	$1,823,323	$1,330,806
Aug-20	$1,837,274	$1,954,384	$1,385,836
Sep-20	$1,801,578	$1,880,124	$1,351,794
Oct-20	$1,796,329	$1,830,124	$1,334,028
Nov-20	$1,989,505	$2,030,457	$1,513,474
Dec-20	$2,081,557	$2,108,525	$1,571,500
Jan-21	$2,082,640	$2,087,238	$1,557,108
Feb-21	$2,210,436	$2,144,793	$1,651,208
Mar-21	$2,287,330	$2,238,726	$1,748,373
Apr-21	$2,378,304	$2,358,203	$1,818,292
May-21	$2,406,462	$2,374,674	$1,860,739
Jun-21	$2,430,330	$2,430,110	$1,839,431
Jul-21	$2,483,612	$2,487,837	$1,854,132
Aug-21	$2,544,506	$2,563,482	$1,890,901
Sep-21	$2,420,543	$2,444,255	$1,825,084
Oct-21	$2,526,020	$2,615,504	$1,917,757
Nov-21	$2,496,661	$2,597,381	$1,850,175
Dec-21	$2,604,523	$2,713,785	$1,966,895
Jan-22	$2,477,774	$2,573,355	$1,921,079
Feb-22	$2,395,892	$2,496,305	$1,898,786
Mar-22	$2,416,082	$2,588,992	$1,952,387
Apr-22	$2,288,212	$2,363,227	$1,842,265
May-22	$2,355,512	$2,367,563	$1,878,078
Jun-22	$2,117,401	$2,172,135	$1,713,987
Jul-22	$2,303,733	$2,372,416	$1,827,645
Aug-22	$2,210,002	$2,275,664	$1,773,190
Sep-22	$2,004,473	$2,066,078	$1,617,704
Oct-22	$2,202,098	$2,233,351	$1,783,567
Nov-22	$2,335,353	$2,358,160	$1,895,026
Dec-22	$2,216,356	$2,222,296	$1,818,634
Jan-23	$2,345,131	$2,361,931	$1,912,876
Feb-23	$2,284,878	$2,304,302	$1,845,430
Mar-23	$2,297,958	$2,388,903	$1,836,932
Apr-23	$2,292,029	$2,426,190	$1,864,609
May-23	$2,239,857	$2,436,736	$1,792,695
Jun-23	$2,398,245	$2,597,744	$1,911,778
Jul-23	$2,501,792	$2,681,196	$1,979,005
Aug-23	$2,420,859	$2,638,508	$1,925,579
Sep-23	$2,323,294	$2,512,709	$1,851,272
Oct-23	$2,270,736	$2,459,875	$1,785,955
Nov-23	$2,494,107	$2,684,525	$1,920,705
Dec-23	$2,655,833	$2,806,485	$2,027,098
Jan-24	$2,668,157	$2,853,645	$2,029,197
Feb-24	$2,750,728	$3,006,018	$2,104,054
Mar-24	$2,852,474	$3,102,736	$2,209,245
Apr-24	$2,720,232	$2,976,004	$2,114,876
May-24	$2,805,510	$3,123,570	$2,181,918
Jun-24	$2,804,802	$3,235,649	$2,161,393
Jul-24	$2,918,828	$3,275,035	$2,271,888
Aug-24	$2,960,968	$3,354,476	$2,332,831
Sep-24	$2,982,042	$3,426,117	$2,365,210
Oct-24	$2,932,321	$3,395,049	$2,339,179

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	29.14%	11.55%	11.36%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,900,041,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 11,512,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,900,041
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$11,512
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	20.1%
Information Technology	15.7%
Industrials	12.4%
Materials	11.1%
Health Care	10.8%
Consumer Discretionary	9.8%
Utilities	6.6%
Consumer Staples	5.8%
Energy	3.8%
Communication Services	2.2%
Real Estate	1.7%

C000001988
Shareholder Report [Line Items]
Fund Name	Harbor Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HAVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Aristotle Capital Management, LLC

Performance Summary

The Institutional Class returned 29.02% for the year ended October 31, 2024, while the Russell 1000® Value Index returned 30.98% during the same period.

Top contributors to relative performance based on absolute contribution to return included:

• Security selection in the Materials and Health Care sectors, and an underweight in the Energy sector.

• Position in Martin Marietta Materials, Inc., a leading supplier of building materials, was the leading contributor in Materials.

• Position in Amgen, Inc., a biotechnology company focused on human therapeutics, was the largest contributor in Health Care.

• Position in Phillips 66, a diversified energy company focused on refining, chemicals, and logistics, was the largest contributor in Energy.

Top detractors from relative performance based on absolute contribution to return included:

• Security selection in the Information Technology and Utilities sectors, and an underweight in the Financials sector.

• Position in Adobe, Inc., the content creation and publishing software provider, was the leading detractor in Information Technology.

• Xcel Energy, Inc., a U.S. electric and natural gas company serving eight states, was the largest detractor in Utilities.

• American International Group, Inc., a global insurance company providing property and casualty (P&C) insurance, was the largest detractor in Financials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 1000® Value Index
Oct-14	$50,000	$50,000	$50,000
Nov-14	$51,225	$51,345	$51,024
Dec-14	$50,947	$51,215	$51,337
Jan-15	$49,017	$49,678	$49,285
Feb-15	$53,317	$52,533	$51,670
Mar-15	$52,615	$51,702	$50,966
Apr-15	$53,493	$52,198	$51,443
May-15	$54,063	$52,869	$52,061
Jun-15	$53,643	$51,846	$51,021
Jul-15	$54,349	$52,932	$51,245
Aug-15	$51,569	$49,739	$48,193
Sep-15	$49,540	$48,508	$46,738
Oct-15	$53,643	$52,600	$50,265
Nov-15	$53,819	$52,756	$50,457
Dec-15	$52,343	$51,924	$49,372
Jan-16	$49,838	$49,347	$46,821
Feb-16	$49,605	$49,281	$46,809
Mar-16	$52,807	$52,624	$50,181
Apr-16	$54,478	$52,828	$51,235
May-16	$55,313	$53,777	$52,031
Jun-16	$55,419	$53,916	$52,481
Jul-16	$57,519	$55,904	$54,004
Aug-16	$58,498	$55,982	$54,421
Sep-16	$58,265	$55,993	$54,307
Oct-16	$57,472	$54,972	$53,467
Nov-16	$60,364	$57,007	$56,521
Dec-16	$61,307	$58,134	$57,933
Jan-17	$62,713	$59,237	$58,346
Feb-17	$65,039	$61,589	$60,443
Mar-17	$65,378	$61,661	$59,827
Apr-17	$66,348	$62,294	$59,715
May-17	$66,881	$63,171	$59,656
Jun-17	$67,935	$63,565	$60,631
Jul-17	$69,152	$64,872	$61,437
Aug-17	$68,568	$65,071	$60,721
Sep-17	$70,759	$66,413	$62,520
Oct-17	$72,415	$67,963	$62,974
Nov-17	$74,363	$70,047	$64,902
Dec-17	$74,983	$70,826	$65,850
Jan-18	$79,603	$74,881	$68,395
Feb-18	$75,736	$72,121	$65,130
Mar-18	$74,430	$70,288	$63,984
Apr-18	$74,481	$70,558	$64,195
May-18	$75,686	$72,257	$64,576
Jun-18	$75,373	$72,702	$64,736
Jul-18	$77,996	$75,407	$67,298
Aug-18	$78,955	$77,864	$68,293
Sep-18	$78,097	$78,308	$68,428
Oct-18	$72,497	$72,955	$64,885
Nov-18	$75,171	$74,442	$66,822
Dec-18	$68,271	$67,721	$60,406
Jan-19	$73,741	$73,147	$65,107
Feb-19	$76,167	$75,496	$67,188
Mar-19	$76,528	$76,963	$67,615
Apr-19	$81,017	$80,079	$70,013
May-19	$75,909	$74,990	$65,511
Jun-19	$81,222	$80,275	$70,214
Jul-19	$82,571	$81,429	$70,796
Aug-19	$81,378	$80,139	$68,714
Sep-19	$83,401	$81,639	$71,166
Oct-19	$84,697	$83,407	$72,161
Nov-19	$88,017	$86,435	$74,392
Dec-19	$90,689	$89,043	$76,438
Jan-20	$89,335	$89,008	$74,794
Feb-20	$81,625	$81,681	$67,550
Mar-20	$68,915	$71,593	$56,006
Apr-20	$77,666	$80,770	$62,303
May-20	$81,677	$84,617	$64,438
Jun-20	$83,313	$86,300	$64,010
Jul-20	$87,290	$91,166	$66,540
Aug-20	$91,581	$97,719	$69,292
Sep-20	$89,802	$94,006	$67,590
Oct-20	$89,540	$91,506	$66,701
Nov-20	$99,169	$101,523	$75,674
Dec-20	$103,774	$105,426	$78,575
Jan-21	$103,774	$104,362	$77,855
Feb-21	$110,142	$107,240	$82,560
Mar-21	$113,973	$111,936	$87,419
Apr-21	$118,452	$117,910	$90,915
May-21	$119,856	$118,734	$93,037
Jun-21	$121,056	$121,506	$91,972
Jul-21	$123,710	$124,392	$92,707
Aug-21	$126,743	$128,174	$94,545
Sep-21	$120,568	$122,213	$91,254
Oct-21	$125,822	$130,775	$95,888
Nov-21	$124,305	$129,869	$92,509
Dec-21	$129,675	$135,689	$98,345
Jan-22	$123,364	$128,668	$96,054
Feb-22	$119,343	$124,815	$94,939
Mar-22	$120,293	$129,450	$97,619
Apr-22	$113,926	$118,161	$92,113
May-22	$117,277	$118,378	$93,904
Jun-22	$105,373	$108,607	$85,699
Jul-22	$114,646	$118,621	$91,382
Aug-22	$109,981	$113,783	$88,659
Sep-22	$99,809	$103,304	$80,885
Oct-22	$109,588	$111,668	$89,178
Nov-22	$116,219	$117,908	$94,751
Dec-22	$110,302	$111,115	$90,932
Jan-23	$116,649	$118,097	$95,644
Feb-23	$113,652	$115,215	$92,271
Mar-23	$114,280	$119,445	$91,847
Apr-23	$113,985	$121,309	$93,230
May-23	$111,449	$121,837	$89,635
Jun-23	$119,303	$129,887	$95,589
Jul-23	$124,392	$134,060	$98,950
Aug-23	$120,427	$131,925	$96,279
Sep-23	$115,551	$125,635	$92,564
Oct-23	$112,939	$122,994	$89,298
Nov-23	$124,043	$134,226	$96,035
Dec-23	$131,995	$140,324	$101,355
Jan-24	$132,669	$142,682	$101,460
Feb-24	$136,711	$150,301	$105,203
Mar-24	$141,803	$155,137	$110,462
Apr-24	$135,232	$148,800	$105,744
May-24	$139,408	$156,178	$109,096
Jun-24	$139,405	$161,782	$108,070
Jul-24	$145,070	$163,752	$113,594
Aug-24	$147,102	$167,724	$116,642
Sep-24	$148,181	$171,306	$118,261
Oct-24	$145,711	$169,752	$116,959

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	29.02%	11.46%	11.29%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,900,041,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 11,512,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,900,041
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$11,512
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	20.1%
Information Technology	15.7%
Industrials	12.4%
Materials	11.1%
Health Care	10.8%
Consumer Discretionary	9.8%
Utilities	6.6%
Consumer Staples	5.8%
Energy	3.8%
Communication Services	2.2%
Real Estate	1.7%

C000001989
Shareholder Report [Line Items]
Fund Name	Harbor Large Cap Value Fund
Class Name	Administrative Class
Trading Symbol	HRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$107	0.94%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Aristotle Capital Management, LLC

Performance Summary

The Administrative Class returned 28.69% for the year ended October 31, 2024, while the Russell 1000® Value Index returned 30.98% during the same period.

Top contributors to relative performance based on absolute contribution to return included:

• Security selection in the Materials and Health Care sectors, and an underweight in the Energy sector.

• Position in Martin Marietta Materials, Inc., a leading supplier of building materials, was the leading contributor in Materials.

• Position in Amgen, Inc., a biotechnology company focused on human therapeutics, was the largest contributor in Health Care.

• Position in Phillips 66, a diversified energy company focused on refining, chemicals, and logistics, was the largest contributor in Energy.

Top detractors from relative performance based on absolute contribution to return included:

• Security selection in the Information Technology and Utilities sectors, and an underweight in the Financials sector.

• Position in Adobe, Inc., the content creation and publishing software provider, was the leading detractor in Information Technology.

• Xcel Energy, Inc., a U.S. electric and natural gas company serving eight states, was the largest detractor in Utilities.

• American International Group, Inc., a global insurance company providing property and casualty (P&C) insurance, was the largest detractor in Financials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Russell 1000® Value Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,245	$10,269	$10,205
Dec-14	$10,185	$10,243	$10,267
Jan-15	$9,799	$9,936	$9,857
Feb-15	$10,658	$10,507	$10,334
Mar-15	$10,518	$10,340	$10,193
Apr-15	$10,685	$10,440	$10,289
May-15	$10,799	$10,574	$10,412
Jun-15	$10,711	$10,369	$10,204
Jul-15	$10,852	$10,586	$10,249
Aug-15	$10,297	$9,948	$9,639
Sep-15	$9,892	$9,702	$9,348
Oct-15	$10,702	$10,520	$10,053
Nov-15	$10,737	$10,551	$10,091
Dec-15	$10,438	$10,385	$9,874
Jan-16	$9,920	$9,869	$9,364
Feb-16	$9,883	$9,856	$9,362
Mar-16	$10,512	$10,525	$10,036
Apr-16	$10,845	$10,566	$10,247
May-16	$11,012	$10,755	$10,406
Jun-16	$11,028	$10,783	$10,496
Jul-16	$11,446	$11,181	$10,801
Aug-16	$11,641	$11,196	$10,884
Sep-16	$11,594	$11,199	$10,861
Oct-16	$11,427	$10,994	$10,693
Nov-16	$12,003	$11,401	$11,304
Dec-16	$12,195	$11,627	$11,587
Jan-17	$12,465	$11,847	$11,669
Feb-17	$12,927	$12,318	$12,089
Mar-17	$12,985	$12,332	$11,965
Apr-17	$13,178	$12,459	$11,943
May-17	$13,284	$12,634	$11,931
Jun-17	$13,481	$12,713	$12,126
Jul-17	$13,723	$12,974	$12,287
Aug-17	$13,607	$13,014	$12,144
Sep-17	$14,043	$13,283	$12,504
Oct-17	$14,372	$13,593	$12,595
Nov-17	$14,750	$14,009	$12,980
Dec-17	$14,870	$14,165	$13,170
Jan-18	$15,776	$14,976	$13,679
Feb-18	$15,009	$14,424	$13,026
Mar-18	$14,741	$14,058	$12,797
Apr-18	$14,751	$14,112	$12,839
May-18	$14,989	$14,451	$12,915
Jun-18	$14,919	$14,540	$12,947
Jul-18	$15,438	$15,081	$13,460
Aug-18	$15,628	$15,573	$13,659
Sep-18	$15,458	$15,662	$13,686
Oct-18	$14,340	$14,591	$12,977
Nov-18	$14,869	$14,888	$13,364
Dec-18	$13,493	$13,544	$12,081
Jan-19	$14,585	$14,629	$13,021
Feb-19	$15,054	$15,099	$13,438
Mar-19	$15,125	$15,393	$13,523
Apr-19	$16,012	$16,016	$14,003
May-19	$15,003	$14,998	$13,102
Jun-19	$16,044	$16,055	$14,043
Jul-19	$16,310	$16,286	$14,159
Aug-19	$16,074	$16,028	$13,743
Sep-19	$16,463	$16,328	$14,233
Oct-19	$16,719	$16,681	$14,432
Nov-19	$17,364	$17,287	$14,878
Dec-19	$17,885	$17,809	$15,288
Jan-20	$17,618	$17,802	$14,959
Feb-20	$16,099	$16,336	$13,510
Mar-20	$13,583	$14,319	$11,201
Apr-20	$15,308	$16,154	$12,461
May-20	$16,089	$16,923	$12,888
Jun-20	$16,410	$17,260	$12,802
Jul-20	$17,193	$18,233	$13,308
Aug-20	$18,038	$19,544	$13,858
Sep-20	$17,678	$18,801	$13,518
Oct-20	$17,626	$18,301	$13,340
Nov-20	$19,511	$20,305	$15,135
Dec-20	$20,414	$21,085	$15,715
Jan-21	$20,403	$20,872	$15,571
Feb-21	$21,645	$21,448	$16,512
Mar-21	$22,398	$22,387	$17,484
Apr-21	$23,279	$23,582	$18,183
May-21	$23,544	$23,747	$18,607
Jun-21	$23,781	$24,301	$18,394
Jul-21	$24,291	$24,878	$18,541
Aug-21	$24,887	$25,635	$18,909
Sep-21	$23,664	$24,443	$18,251
Oct-21	$24,685	$26,155	$19,178
Nov-21	$24,387	$25,974	$18,502
Dec-21	$25,441	$27,138	$19,669
Jan-22	$24,203	$25,734	$19,211
Feb-22	$23,393	$24,963	$18,988
Mar-22	$23,579	$25,890	$19,524
Apr-22	$22,330	$23,632	$18,423
May-22	$22,976	$23,676	$18,781
Jun-22	$20,646	$21,721	$17,140
Jul-22	$22,451	$23,724	$18,276
Aug-22	$21,538	$22,757	$17,732
Sep-22	$19,535	$20,661	$16,177
Oct-22	$21,461	$22,334	$17,836
Nov-22	$22,748	$23,582	$18,950
Dec-22	$21,585	$22,223	$18,186
Jan-23	$22,826	$23,619	$19,129
Feb-23	$22,228	$23,043	$18,454
Mar-23	$22,349	$23,889	$18,369
Apr-23	$22,291	$24,262	$18,646
May-23	$21,784	$24,367	$17,927
Jun-23	$23,317	$25,977	$19,118
Jul-23	$24,311	$26,812	$19,790
Aug-23	$23,513	$26,385	$19,256
Sep-23	$22,569	$25,127	$18,513
Oct-23	$22,048	$24,599	$17,860
Nov-23	$24,215	$26,845	$19,207
Dec-23	$25,764	$28,065	$20,271
Jan-24	$25,884	$28,536	$20,292
Feb-24	$26,673	$30,060	$21,041
Mar-24	$27,668	$31,027	$22,092
Apr-24	$26,376	$29,760	$21,149
May-24	$27,189	$31,236	$21,819
Jun-24	$27,175	$32,356	$21,614
Jul-24	$28,278	$32,750	$22,719
Aug-24	$28,673	$33,545	$23,328
Sep-24	$28,865	$34,261	$23,652
Oct-24	$28,373	$33,950	$23,392

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	28.69%	11.16%	10.99%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,900,041,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 11,512,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,900,041
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$11,512
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	20.1%
Information Technology	15.7%
Industrials	12.4%
Materials	11.1%
Health Care	10.8%
Consumer Discretionary	9.8%
Utilities	6.6%
Consumer Staples	5.8%
Energy	3.8%
Communication Services	2.2%
Real Estate	1.7%

C000001990
Shareholder Report [Line Items]
Fund Name	Harbor Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	HILVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Aristotle Capital Management, LLC

Performance Summary

The Investor Class returned 28.58% for the year ended October 31, 2024, while the Russell 1000® Value Index returned 30.98% during the same period.

Top contributors to relative performance based on absolute contribution to return included:

• Security selection in the Materials and Health Care sectors, and an underweight in the Energy sector.

• Position in Martin Marietta Materials, Inc., a leading supplier of building materials, was the leading contributor in Materials.

• Position in Amgen, Inc., a biotechnology company focused on human therapeutics, was the largest contributor in Health Care.

• Position in Phillips 66, a diversified energy company focused on refining, chemicals, and logistics, was the largest contributor in Energy.

Top detractors from relative performance based on absolute contribution to return included:

• Security selection in the Information Technology and Utilities sectors, and an underweight in the Financials sector.

• Position in Adobe, Inc., the content creation and publishing software provider, was the leading detractor in Information Technology.

• Xcel Energy, Inc., a U.S. electric and natural gas company serving eight states, was the largest detractor in Utilities.

• American International Group, Inc., a global insurance company providing property and casualty (P&C) insurance, was the largest detractor in Financials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 1000® Value Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,243	$10,269	$10,205
Dec-14	$10,188	$10,243	$10,267
Jan-15	$9,797	$9,936	$9,857
Feb-15	$10,658	$10,507	$10,334
Mar-15	$10,510	$10,340	$10,193
Apr-15	$10,675	$10,440	$10,289
May-15	$10,788	$10,574	$10,412
Jun-15	$10,705	$10,369	$10,204
Jul-15	$10,844	$10,586	$10,249
Aug-15	$10,286	$9,948	$9,639
Sep-15	$9,884	$9,702	$9,348
Oct-15	$10,687	$10,520	$10,053
Nov-15	$10,722	$10,551	$10,091
Dec-15	$10,430	$10,385	$9,874
Jan-16	$9,917	$9,869	$9,364
Feb-16	$9,872	$9,856	$9,362
Mar-16	$10,503	$10,525	$10,036
Apr-16	$10,833	$10,566	$10,247
May-16	$10,998	$10,755	$10,406
Jun-16	$11,019	$10,783	$10,496
Jul-16	$11,433	$11,181	$10,801
Aug-16	$11,626	$11,196	$10,884
Sep-16	$11,570	$11,199	$10,861
Oct-16	$11,414	$10,994	$10,693
Nov-16	$11,984	$11,401	$11,304
Dec-16	$12,172	$11,627	$11,587
Jan-17	$12,439	$11,847	$11,669
Feb-17	$12,906	$12,318	$12,089
Mar-17	$12,963	$12,332	$11,965
Apr-17	$13,145	$12,459	$11,943
May-17	$13,249	$12,634	$11,931
Jun-17	$13,448	$12,713	$12,126
Jul-17	$13,687	$12,974	$12,287
Aug-17	$13,572	$13,014	$12,144
Sep-17	$14,012	$13,283	$12,504
Oct-17	$14,327	$13,593	$12,595
Nov-17	$14,709	$14,009	$12,980
Dec-17	$14,833	$14,165	$13,170
Jan-18	$15,738	$14,976	$13,679
Feb-18	$14,961	$14,424	$13,026
Mar-18	$14,695	$14,058	$12,797
Apr-18	$14,705	$14,112	$12,839
May-18	$14,941	$14,451	$12,915
Jun-18	$14,870	$14,540	$12,947
Jul-18	$15,383	$15,081	$13,460
Aug-18	$15,570	$15,573	$13,659
Sep-18	$15,393	$15,662	$13,686
Oct-18	$14,289	$14,591	$12,977
Nov-18	$14,811	$14,888	$13,364
Dec-18	$13,440	$13,544	$12,081
Jan-19	$14,526	$14,629	$13,021
Feb-19	$14,989	$15,099	$13,438
Mar-19	$15,059	$15,393	$13,523
Apr-19	$15,934	$16,016	$14,003
May-19	$14,928	$14,998	$13,102
Jun-19	$15,975	$16,055	$14,043
Jul-19	$16,227	$16,286	$14,159
Aug-19	$15,995	$16,028	$13,743
Sep-19	$16,388	$16,328	$14,233
Oct-19	$16,631	$16,681	$14,432
Nov-19	$17,276	$17,287	$14,878
Dec-19	$17,791	$17,809	$15,288
Jan-20	$17,518	$17,802	$14,959
Feb-20	$16,011	$16,336	$13,510
Mar-20	$13,513	$14,319	$11,201
Apr-20	$15,222	$16,154	$12,461
May-20	$16,001	$16,923	$12,888
Jun-20	$16,319	$17,260	$12,802
Jul-20	$17,089	$18,233	$13,308
Aug-20	$17,931	$19,544	$13,858
Sep-20	$17,576	$18,801	$13,518
Oct-20	$17,515	$18,301	$13,340
Nov-20	$19,390	$20,305	$15,135
Dec-20	$20,286	$21,085	$15,715
Jan-21	$20,276	$20,872	$15,571
Feb-21	$21,517	$21,448	$16,512
Mar-21	$22,268	$22,387	$17,484
Apr-21	$23,134	$23,582	$18,183
May-21	$23,405	$23,747	$18,607
Jun-21	$23,627	$24,301	$18,394
Jul-21	$24,139	$24,878	$18,541
Aug-21	$24,724	$25,635	$18,909
Sep-21	$23,501	$24,443	$18,251
Oct-21	$24,515	$26,155	$19,178
Nov-21	$24,222	$25,974	$18,502
Dec-21	$25,265	$27,138	$19,669
Jan-22	$24,029	$25,734	$19,211
Feb-22	$23,233	$24,963	$18,988
Mar-22	$23,416	$25,890	$19,524
Apr-22	$22,169	$23,632	$18,423
May-22	$22,814	$23,676	$18,781
Jun-22	$20,492	$21,721	$17,140
Jul-22	$22,285	$23,724	$18,276
Aug-22	$21,367	$22,757	$17,732
Sep-22	$19,380	$20,661	$16,177
Oct-22	$21,291	$22,334	$17,836
Nov-22	$22,565	$23,582	$18,950
Dec-22	$21,411	$22,223	$18,186
Jan-23	$22,638	$23,619	$19,129
Feb-23	$22,053	$23,043	$18,454
Mar-23	$22,165	$23,889	$18,369
Apr-23	$22,097	$24,262	$18,646
May-23	$21,600	$24,367	$17,927
Jun-23	$23,118	$25,977	$19,118
Jul-23	$24,091	$26,812	$19,790
Aug-23	$23,310	$26,385	$19,256
Sep-23	$22,367	$25,127	$18,513
Oct-23	$21,845	$24,599	$17,860
Nov-23	$23,990	$26,845	$19,207
Dec-23	$25,534	$28,065	$20,271
Jan-24	$25,651	$28,536	$20,292
Feb-24	$26,434	$30,060	$21,041
Mar-24	$27,406	$31,027	$22,092
Apr-24	$26,118	$29,760	$21,149
May-24	$26,926	$31,236	$21,819
Jun-24	$26,912	$32,356	$21,614
Jul-24	$27,992	$32,750	$22,719
Aug-24	$28,391	$33,545	$23,328
Sep-24	$28,581	$34,261	$23,652
Oct-24	$28,088	$33,950	$23,392

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	28.58%	11.05%	10.88%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,900,041,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 11,512,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,900,041
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$11,512
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	20.1%
Information Technology	15.7%
Industrials	12.4%
Materials	11.1%
Health Care	10.8%
Consumer Discretionary	9.8%
Utilities	6.6%
Consumer Staples	5.8%
Energy	3.8%
Communication Services	2.2%
Real Estate	1.7%

C000215757
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Fund
Class Name	Retirement Class
Trading Symbol	HMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Retirement Class returned 27.26% for the year ended October 31, 2024, while the Russell Midcap® Index returned 35.39% during the same period.

Top contributors to relative performance included:

• Security selection within Industrials and Information Technology.

• Positions in Global Payments, Inc. and Labcorp Holdings, Inc. Global Payments, Inc. capitalized on growing demand for digital payment solutions, benefiting from increased transaction volumes and higher-margin software offerings. Labcorp Holdings, Inc. expanded its diagnostic services, bolstered by acquisitions in oncology and genetic testing, which drove revenue growth in its specialty testing segment.

Top detractors from relative performance included:

• Underexposure to high-performing rate-sensitive sectors like Utilities.

• Positions in Synopsys, Inc. and Cummins Inc., which faced short-term margin pressures due to rising operational costs and supply chain challenges.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell Midcap® Index
Dec-19	$1,000,000	$1,000,000	$1,000,000
Dec-19	$1,000,000	$1,000,000	$1,000,000
Jan-20	$1,026,598	$1,029,778	$1,014,743
Feb-20	$952,555	$945,008	$926,601
Mar-20	$784,457	$828,287	$746,019
Apr-20	$888,518	$934,468	$853,161
May-20	$960,560	$978,975	$913,138
Jun-20	$970,566	$998,444	$929,589
Jul-20	$1,019,594	$1,054,742	$984,175
Aug-20	$1,064,621	$1,130,557	$1,018,778
Sep-20	$1,049,612	$1,087,600	$998,943
Oct-20	$1,058,617	$1,058,676	$1,005,312
Nov-20	$1,175,685	$1,174,563	$1,144,266
Dec-20	$1,231,985	$1,219,723	$1,197,875
Jan-21	$1,226,969	$1,207,409	$1,194,707
Feb-21	$1,286,161	$1,240,703	$1,261,242
Mar-21	$1,348,362	$1,295,040	$1,295,370
Apr-21	$1,406,550	$1,364,155	$1,361,389
May-21	$1,403,540	$1,373,683	$1,372,314
Jun-21	$1,399,527	$1,405,751	$1,392,513
Jul-21	$1,422,602	$1,439,145	$1,403,226
Aug-21	$1,443,670	$1,482,903	$1,438,900
Sep-21	$1,380,466	$1,413,933	$1,379,619
Oct-21	$1,456,712	$1,512,996	$1,461,677
Nov-21	$1,440,660	$1,502,513	$1,410,782
Dec-21	$1,536,081	$1,569,849	$1,468,404
Jan-22	$1,463,276	$1,488,614	$1,360,225
Feb-22	$1,439,691	$1,444,043	$1,350,443
Mar-22	$1,448,920	$1,497,660	$1,385,025
Apr-22	$1,351,505	$1,367,061	$1,278,331
May-22	$1,397,649	$1,369,569	$1,279,350
Jun-22	$1,277,675	$1,256,520	$1,151,661
Jul-22	$1,392,522	$1,372,377	$1,265,346
Aug-22	$1,334,073	$1,316,408	$1,225,648
Sep-22	$1,201,794	$1,195,169	$1,112,055
Oct-22	$1,276,649	$1,291,932	$1,210,754
Nov-22	$1,342,276	$1,364,130	$1,283,516
Dec-22	$1,274,006	$1,285,536	$1,214,148
Jan-23	$1,391,754	$1,366,311	$1,314,974
Feb-23	$1,365,234	$1,332,975	$1,283,081
Mar-23	$1,330,228	$1,381,914	$1,263,391
Apr-23	$1,312,195	$1,403,483	$1,256,718
May-23	$1,285,675	$1,409,584	$1,221,604
Jun-23	$1,383,267	$1,502,723	$1,323,540
Jul-23	$1,425,699	$1,550,998	$1,376,043
Aug-23	$1,388,571	$1,526,303	$1,328,316
Sep-23	$1,319,620	$1,453,532	$1,261,582
Oct-23	$1,270,824	$1,422,970	$1,198,567
Nov-23	$1,385,389	$1,552,923	$1,321,190
Dec-23	$1,489,059	$1,623,473	$1,423,312
Jan-24	$1,478,190	$1,650,754	$1,403,044
Feb-24	$1,535,796	$1,738,898	$1,481,431
Mar-24	$1,607,531	$1,794,846	$1,545,707
Apr-24	$1,511,884	$1,721,536	$1,462,210
May-24	$1,534,709	$1,806,898	$1,503,914
Jun-24	$1,523,840	$1,871,733	$1,493,952
Jul-24	$1,609,705	$1,894,517	$1,564,361
Aug-24	$1,633,617	$1,940,471	$1,596,059
Sep-24	$1,648,834	$1,981,914	$1,631,583
Oct-24	$1,617,313	$1,963,942	$1,622,794

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 12/01/2019
Retirement Class	27.26%	-	10.27%
S&P 500 Index	38.02%	-	14.71%
Russell Midcap® Index	35.39%	-	10.35%

Performance Inception Date	Dec. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 165,458,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,093,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$165,458
Number of Investments	58
Total Net Advisory Fees Paid (in thousands)	$1,093
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	24.0%
Financials	20.3%
Information Technology	13.4%
Health Care	12.1%
Consumer Discretionary	8.4%
Real Estate	7.7%
Materials	7.3%
Energy	3.8%
Utilities	1.7%
Consumer Staples	1.3%

C000215758
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	HMCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Institutional Class returned 27.22% for the year ended October 31, 2024, while the Russell Midcap® Index returned 35.39% during the same period.

Top contributors to relative performance included:

• Security selection within Industrials and Information Technology.

• Positions in Global Payments, Inc. and Labcorp Holdings, Inc. Global Payments, Inc. capitalized on growing demand for digital payment solutions, benefiting from increased transaction volumes and higher-margin software offerings. Labcorp Holdings, Inc. expanded its diagnostic services, bolstered by acquisitions in oncology and genetic testing, which drove revenue growth in its specialty testing segment.

Top detractors from relative performance included:

• Underexposure to high-performing rate-sensitive sectors like Utilities.

• Positions in Synopsys, Inc. and Cummins Inc., which faced short-term margin pressures due to rising operational costs and supply chain challenges.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell Midcap® Index
Dec-19	$50,000	$50,000	$50,000
Dec-19	$50,000	$50,000	$50,000
Jan-20	$51,327	$51,489	$50,737
Feb-20	$47,625	$47,250	$46,330
Mar-20	$39,220	$41,414	$37,301
Apr-20	$44,423	$46,723	$42,658
May-20	$48,025	$48,949	$45,657
Jun-20	$48,475	$49,922	$46,479
Jul-20	$50,976	$52,737	$49,209
Aug-20	$53,228	$56,528	$50,939
Sep-20	$52,427	$54,380	$49,947
Oct-20	$52,877	$52,934	$50,266
Nov-20	$58,730	$58,728	$57,213
Dec-20	$61,550	$60,986	$59,894
Jan-21	$61,300	$60,370	$59,735
Feb-21	$64,257	$62,035	$63,062
Mar-21	$67,314	$64,752	$64,769
Apr-21	$70,221	$68,208	$68,069
May-21	$70,071	$68,684	$68,616
Jun-21	$69,871	$70,288	$69,626
Jul-21	$71,023	$71,957	$70,161
Aug-21	$72,076	$74,145	$71,945
Sep-21	$68,918	$70,697	$68,981
Oct-21	$72,728	$75,650	$73,084
Nov-21	$71,926	$75,126	$70,539
Dec-21	$76,695	$78,492	$73,420
Jan-22	$73,009	$74,431	$68,011
Feb-22	$71,883	$72,202	$67,522
Mar-22	$72,292	$74,883	$69,251
Apr-22	$67,428	$68,353	$63,917
May-22	$69,732	$68,478	$63,967
Jun-22	$63,742	$62,826	$57,583
Jul-22	$69,476	$68,619	$63,267
Aug-22	$66,558	$65,820	$61,282
Sep-22	$59,953	$59,758	$55,603
Oct-22	$63,691	$64,597	$60,538
Nov-22	$66,968	$68,206	$64,176
Dec-22	$63,546	$64,277	$60,707
Jan-23	$69,366	$68,316	$65,749
Feb-23	$68,096	$66,649	$64,154
Mar-23	$66,350	$69,096	$63,170
Apr-23	$65,451	$70,174	$62,836
May-23	$64,075	$70,479	$61,080
Jun-23	$68,943	$75,136	$66,177
Jul-23	$71,059	$77,550	$68,802
Aug-23	$69,207	$76,315	$66,416
Sep-23	$65,768	$72,677	$63,079
Oct-23	$63,334	$71,148	$59,928
Nov-23	$69,049	$77,646	$66,059
Dec-23	$74,235	$81,174	$71,166
Jan-24	$73,639	$82,538	$70,152
Feb-24	$76,565	$86,945	$74,072
Mar-24	$80,087	$89,742	$77,285
Apr-24	$75,319	$86,077	$73,111
May-24	$76,457	$90,345	$75,196
Jun-24	$75,861	$93,587	$74,698
Jul-24	$80,196	$94,726	$78,218
Aug-24	$81,442	$97,024	$79,803
Sep-24	$82,146	$99,096	$81,579
Oct-24	$80,575	$98,197	$81,140

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 12/01/2019
Institutional Class	27.22%	-	10.19%
S&P 500 Index	38.02%	-	14.71%
Russell Midcap® Index	35.39%	-	10.35%

Performance Inception Date	Dec. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 165,458,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,093,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$165,458
Number of Investments	58
Total Net Advisory Fees Paid (in thousands)	$1,093
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	24.0%
Financials	20.3%
Information Technology	13.4%
Health Care	12.1%
Consumer Discretionary	8.4%
Real Estate	7.7%
Materials	7.3%
Energy	3.8%
Utilities	1.7%
Consumer Staples	1.3%

C000215756
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Fund
Class Name	Investor Class
Trading Symbol	HMCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$141	1.24%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Investor Class returned 26.78% for the year ended October 31, 2024, while the Russell Midcap® Index returned 35.39% during the same period.

Top contributors to relative performance included:

• Security selection within Industrials and Information Technology.

• Positions in Global Payments, Inc. and Labcorp Holdings, Inc. Global Payments, Inc. capitalized on growing demand for digital payment solutions, benefiting from increased transaction volumes and higher-margin software offerings. Labcorp Holdings, Inc. expanded its diagnostic services, bolstered by acquisitions in oncology and genetic testing, which drove revenue growth in its specialty testing segment.

Top detractors from relative performance included:

• Underexposure to high-performing rate-sensitive sectors like Utilities.

• Positions in Synopsys, Inc. and Cummins Inc., which faced short-term margin pressures due to rising operational costs and supply chain challenges.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell Midcap® Index
Dec-19	$10,000	$10,000	$10,000
Dec-19	$10,000	$10,000	$10,000
Jan-20	$10,252	$10,298	$10,147
Feb-20	$9,512	$9,450	$9,266
Mar-20	$7,842	$8,283	$7,460
Apr-20	$8,872	$9,345	$8,532
May-20	$9,592	$9,790	$9,131
Jun-20	$9,682	$9,984	$9,296
Jul-20	$10,172	$10,547	$9,842
Aug-20	$10,622	$11,306	$10,188
Sep-20	$10,452	$10,876	$9,989
Oct-20	$10,542	$10,587	$10,053
Nov-20	$11,703	$11,746	$11,443
Dec-20	$12,263	$12,197	$11,979
Jan-21	$12,203	$12,074	$11,947
Feb-21	$12,793	$12,407	$12,612
Mar-21	$13,403	$12,950	$12,954
Apr-21	$13,983	$13,642	$13,614
May-21	$13,943	$13,737	$13,723
Jun-21	$13,903	$14,058	$13,925
Jul-21	$14,123	$14,391	$14,032
Aug-21	$14,333	$14,829	$14,389
Sep-21	$13,703	$14,139	$13,796
Oct-21	$14,443	$15,130	$14,617
Nov-21	$14,283	$15,025	$14,108
Dec-21	$15,225	$15,698	$14,684
Jan-22	$14,501	$14,886	$13,602
Feb-22	$14,267	$14,440	$13,504
Mar-22	$14,348	$14,977	$13,850
Apr-22	$13,370	$13,671	$12,783
May-22	$13,829	$13,696	$12,793
Jun-22	$12,636	$12,565	$11,517
Jul-22	$13,767	$13,724	$12,653
Aug-22	$13,187	$13,164	$12,256
Sep-22	$11,872	$11,952	$11,121
Oct-22	$12,606	$12,919	$12,108
Nov-22	$13,248	$13,641	$12,835
Dec-22	$12,571	$12,855	$12,141
Jan-23	$13,725	$13,663	$13,150
Feb-23	$13,463	$13,330	$12,831
Mar-23	$13,117	$13,819	$12,634
Apr-23	$12,928	$14,035	$12,567
May-23	$12,655	$14,096	$12,216
Jun-23	$13,620	$15,027	$13,235
Jul-23	$14,029	$15,510	$13,760
Aug-23	$13,662	$15,263	$13,283
Sep-23	$12,980	$14,535	$12,616
Oct-23	$12,497	$14,230	$11,986
Nov-23	$13,620	$15,529	$13,212
Dec-23	$14,635	$16,235	$14,233
Jan-24	$14,507	$16,508	$14,030
Feb-24	$15,085	$17,389	$14,814
Mar-24	$15,780	$17,948	$15,457
Apr-24	$14,828	$17,215	$14,622
May-24	$15,042	$18,069	$15,039
Jun-24	$14,935	$18,717	$14,940
Jul-24	$15,769	$18,945	$15,644
Aug-24	$16,015	$19,405	$15,961
Sep-24	$16,154	$19,819	$16,316
Oct-24	$15,844	$19,639	$16,228

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 12/01/2019
Investor Class	26.78%	-	9.81%
S&P 500 Index	38.02%	-	14.71%
Russell Midcap® Index	35.39%	-	10.35%

Performance Inception Date	Dec. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 165,458,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,093,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$165,458
Number of Investments	58
Total Net Advisory Fees Paid (in thousands)	$1,093
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	24.0%
Financials	20.3%
Information Technology	13.4%
Health Care	12.1%
Consumer Discretionary	8.4%
Real Estate	7.7%
Materials	7.3%
Energy	3.8%
Utilities	1.7%
Consumer Staples	1.3%

C000166750
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Value Fund
Class Name	Retirement Class
Trading Symbol	HNMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$89	0.77%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: LSV Asset Management

Performance Summary

The Retirement Class returned 31.13% for the year ended October 31, 2024, while the Russell Midcap® Value Index returned 34.03% during the same period.

Top contributors to relative performance included:

• Overweight to securities in the Financials sector.

• Security selection in Utilities, Consumer Staples and Health Care sectors. In the Utilities sector, exposure to positions in independent power producers, Vistra Corp. and NRG Energy, Inc.

Top detractors from relative performance included:

• Overweight to securities in the Consumer Staples and Health Care sectors.

• Security selection in Industrials, Energy and Information Technology sectors.

• Positions in the aerospace and defense industry and overweight to agricultural and farm machinery companies in the Industrials sector.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell Midcap® Value Index
Oct-14	$1,000,000	$1,000,000	$1,000,000
Nov-14	$1,022,146	$1,026,895	$1,017,823
Dec-14	$1,034,185	$1,024,308	$1,025,419
Jan-15	$1,011,692	$993,559	$1,010,785
Feb-15	$1,064,676	$1,050,660	$1,052,185
Mar-15	$1,068,175	$1,034,044	$1,050,252
Apr-15	$1,048,681	$1,043,964	$1,038,305
May-15	$1,068,175	$1,057,389	$1,056,709
Jun-15	$1,045,682	$1,036,920	$1,029,613
Jul-15	$1,048,181	$1,058,645	$1,028,197
Aug-15	$991,698	$994,773	$979,575
Sep-15	$954,710	$970,158	$946,870
Oct-15	$1,013,192	$1,051,995	$1,004,676
Nov-15	$1,017,191	$1,055,124	$1,007,612
Dec-15	$976,060	$1,038,482	$976,405
Jan-16	$909,957	$986,949	$922,451
Feb-16	$948,173	$985,617	$928,918
Mar-16	$1,002,398	$1,052,480	$1,014,666
Apr-16	$998,783	$1,056,560	$1,036,455
May-16	$1,001,882	$1,075,533	$1,053,426
Jun-16	$992,070	$1,078,320	$1,063,032
Jul-16	$1,042,680	$1,118,076	$1,108,073
Aug-16	$1,053,009	$1,119,646	$1,105,722
Sep-16	$1,052,492	$1,119,858	$1,110,328
Oct-16	$1,041,647	$1,099,430	$1,083,421
Nov-16	$1,132,023	$1,140,148	$1,151,211
Dec-16	$1,161,461	$1,162,684	$1,171,661
Jan-17	$1,173,704	$1,184,736	$1,191,379
Feb-17	$1,214,690	$1,231,777	$1,224,653
Mar-17	$1,197,124	$1,233,214	$1,215,727
Apr-17	$1,200,318	$1,245,879	$1,218,018
May-17	$1,174,768	$1,263,412	$1,214,250
Jun-17	$1,195,527	$1,271,298	$1,232,325
Jul-17	$1,208,303	$1,297,439	$1,248,662
Aug-17	$1,176,897	$1,301,411	$1,225,330
Sep-17	$1,231,723	$1,328,256	$1,258,746
Oct-17	$1,241,837	$1,359,252	$1,268,876
Nov-17	$1,283,888	$1,400,940	$1,311,801
Dec-17	$1,301,242	$1,416,516	$1,328,011
Jan-18	$1,350,460	$1,497,617	$1,358,517
Feb-18	$1,278,015	$1,442,420	$1,291,585
Mar-18	$1,270,273	$1,405,763	$1,294,770
Apr-18	$1,260,319	$1,411,157	$1,301,191
May-18	$1,290,181	$1,445,141	$1,315,322
Jun-18	$1,282,992	$1,454,035	$1,325,925
Jul-18	$1,318,385	$1,508,145	$1,361,966
Aug-18	$1,325,021	$1,557,289	$1,380,520
Sep-18	$1,297,370	$1,566,152	$1,369,621
Oct-18	$1,182,897	$1,459,106	$1,270,955
Nov-18	$1,207,229	$1,488,840	$1,301,427
Dec-18	$1,072,068	$1,354,411	$1,164,803
Jan-19	$1,198,582	$1,462,948	$1,284,713
Feb-19	$1,232,159	$1,509,921	$1,325,607
Mar-19	$1,206,376	$1,539,261	$1,332,212
Apr-19	$1,259,140	$1,601,585	$1,376,135
May-19	$1,127,230	$1,499,807	$1,287,771
Jun-19	$1,217,768	$1,605,508	$1,374,737
Jul-19	$1,228,561	$1,628,583	$1,386,167
Aug-19	$1,151,813	$1,602,786	$1,337,299
Sep-19	$1,229,161	$1,632,774	$1,391,560
Oct-19	$1,248,348	$1,668,140	$1,399,035
Nov-19	$1,293,916	$1,728,692	$1,436,338
Dec-19	$1,319,001	$1,780,867	$1,480,023
Jan-20	$1,255,867	$1,780,169	$1,451,231
Feb-20	$1,102,984	$1,633,627	$1,307,514
Mar-20	$794,743	$1,431,853	$1,010,739
Apr-20	$909,250	$1,615,407	$1,145,723
May-20	$950,102	$1,692,346	$1,198,830
Jun-20	$969,908	$1,726,002	$1,212,352
Jul-20	$1,000,856	$1,823,323	$1,269,603
Aug-20	$1,052,230	$1,954,384	$1,319,872
Sep-20	$1,028,709	$1,880,124	$1,289,975
Oct-20	$1,041,707	$1,830,124	$1,301,977
Nov-20	$1,211,921	$2,030,457	$1,484,791
Dec-20	$1,270,046	$2,108,525	$1,553,500
Jan-21	$1,297,312	$2,087,238	$1,549,942
Feb-21	$1,411,444	$2,144,793	$1,670,008
Mar-21	$1,514,798	$2,238,726	$1,756,254
Apr-21	$1,586,448	$2,358,203	$1,841,178
May-21	$1,636,540	$2,374,674	$1,877,529
Jun-21	$1,588,351	$2,430,110	$1,855,677
Jul-21	$1,574,401	$2,487,837	$1,867,145
Aug-21	$1,606,739	$2,563,482	$1,907,161
Sep-21	$1,538,893	$2,444,255	$1,836,909
Oct-21	$1,583,278	$2,615,504	$1,934,722
Nov-21	$1,549,038	$2,597,381	$1,875,931
Dec-21	$1,652,207	$2,713,785	$1,993,729
Jan-22	$1,624,552	$2,573,355	$1,908,621
Feb-22	$1,634,199	$2,496,305	$1,899,699
Mar-22	$1,641,273	$2,588,992	$1,957,431
Apr-22	$1,561,525	$2,363,227	$1,841,112
May-22	$1,631,627	$2,367,563	$1,876,470
Jun-22	$1,438,687	$2,172,135	$1,670,167
Jul-22	$1,556,380	$2,372,416	$1,813,919
Aug-22	$1,519,722	$2,275,664	$1,758,412
Sep-22	$1,370,515	$2,066,078	$1,587,860
Oct-22	$1,539,015	$2,233,351	$1,737,854
Nov-22	$1,648,348	$2,358,160	$1,847,743
Dec-22	$1,561,303	$2,222,296	$1,753,840
Jan-23	$1,702,225	$2,361,931	$1,895,506
Feb-23	$1,654,088	$2,304,302	$1,834,782
Mar-23	$1,575,255	$2,388,903	$1,777,004
Apr-23	$1,566,186	$2,426,190	$1,777,139
May-23	$1,502,004	$2,436,736	$1,698,301
Jun-23	$1,660,367	$2,597,744	$1,845,581
Jul-23	$1,739,199	$2,681,196	$1,925,953
Aug-23	$1,681,296	$2,638,508	$1,857,795
Sep-23	$1,624,090	$2,512,709	$1,763,291
Oct-23	$1,552,234	$2,459,875	$1,675,946
Nov-23	$1,677,110	$2,684,525	$1,833,944
Dec-23	$1,817,731	$2,806,485	$1,976,826
Jan-24	$1,799,770	$2,853,645	$1,941,431
Feb-24	$1,867,870	$3,006,018	$2,034,157
Mar-24	$2,010,055	$3,102,736	$2,139,426
Apr-24	$1,899,300	$2,976,004	$2,027,470
May-24	$1,951,685	$3,123,570	$2,100,257
Jun-24	$1,899,300	$3,235,649	$2,066,633
Jul-24	$2,042,983	$3,275,035	$2,191,500
Aug-24	$2,063,936	$3,354,476	$2,232,832
Sep-24	$2,078,155	$3,426,117	$2,274,899
Oct-24	$2,035,499	$3,395,049	$2,246,309

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	31.13%	10.27%	7.37%
S&P 500 Index	38.02%	15.27%	13.00%
Russell Midcap® Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 371,132,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,311,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$371,132
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$2,311
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	21.1%
Industrials	16.0%
Consumer Discretionary	13.7%
Health Care	10.4%
Information Technology	9.2%
Consumer Staples	7.3%
Real Estate	6.4%
Materials	5.3%
Energy	4.6%
Utilities	4.0%
Communication Services	2.0%

C000001991
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HAMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: LSV Asset Management

Performance Summary

The Institutional Class returned 31.08% for the year ended October 31, 2024, while the Russell Midcap® Value Index returned 34.03% during the same period.

Top contributors to relative performance included:

• Overweight to securities in the Financials sector.

• Security selection in Utilities, Consumer Staples and Health Care sectors. In the Utilities sector, exposure to positions in independent power producers, Vistra Corp. and NRG Energy, Inc.

Top detractors from relative performance included:

• Overweight to securities in the Consumer Staples and Health Care sectors.

• Security selection in Industrials, Energy and Information Technology sectors.

• Positions in the aerospace and defense industry and overweight to agricultural and farm machinery companies in the Industrials sector.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell Midcap® Value Index
Oct-14	$50,000	$50,000	$50,000
Nov-14	$51,107	$51,345	$50,891
Dec-14	$51,709	$51,215	$51,271
Jan-15	$50,585	$49,678	$50,539
Feb-15	$53,234	$52,533	$52,609
Mar-15	$53,409	$51,702	$52,513
Apr-15	$52,434	$52,198	$51,915
May-15	$53,409	$52,869	$52,835
Jun-15	$52,284	$51,846	$51,481
Jul-15	$52,409	$52,932	$51,410
Aug-15	$49,585	$49,739	$48,979
Sep-15	$47,735	$48,508	$47,344
Oct-15	$50,660	$52,600	$50,234
Nov-15	$50,860	$52,756	$50,381
Dec-15	$48,803	$51,924	$48,820
Jan-16	$45,498	$49,347	$46,123
Feb-16	$46,402	$49,281	$46,446
Mar-16	$50,120	$52,624	$50,733
Apr-16	$49,939	$52,828	$51,823
May-16	$50,094	$53,777	$52,671
Jun-16	$49,603	$53,916	$53,152
Jul-16	$52,134	$55,904	$55,404
Aug-16	$52,650	$55,982	$55,286
Sep-16	$52,625	$55,993	$55,516
Oct-16	$52,082	$54,972	$54,171
Nov-16	$56,575	$57,007	$57,561
Dec-16	$58,072	$58,134	$58,583
Jan-17	$58,658	$59,237	$59,569
Feb-17	$60,733	$61,589	$61,233
Mar-17	$59,828	$61,661	$60,786
Apr-17	$59,988	$62,294	$60,901
May-17	$58,711	$63,171	$60,713
Jun-17	$59,748	$63,565	$61,616
Jul-17	$60,360	$64,872	$62,433
Aug-17	$58,817	$65,071	$61,266
Sep-17	$61,531	$66,413	$62,937
Oct-17	$62,063	$67,963	$63,444
Nov-17	$64,138	$70,047	$65,590
Dec-17	$65,017	$70,826	$66,401
Jan-18	$67,447	$74,881	$67,926
Feb-18	$63,857	$72,121	$64,579
Mar-18	$63,443	$70,288	$64,739
Apr-18	$62,945	$70,558	$65,060
May-18	$64,437	$72,257	$65,766
Jun-18	$64,078	$72,702	$66,296
Jul-18	$65,845	$75,407	$68,098
Aug-18	$66,149	$77,864	$69,026
Sep-18	$64,768	$78,308	$68,481
Oct-18	$59,051	$72,955	$63,548
Nov-18	$60,266	$74,442	$65,071
Dec-18	$53,522	$67,721	$58,240
Jan-19	$59,835	$73,147	$64,236
Feb-19	$61,510	$75,496	$66,280
Mar-19	$60,194	$76,963	$66,611
Apr-19	$62,827	$80,079	$68,807
May-19	$56,245	$74,990	$64,389
Jun-19	$60,762	$80,275	$68,737
Jul-19	$61,301	$81,429	$69,308
Aug-19	$57,471	$80,139	$66,865
Sep-19	$61,301	$81,639	$69,578
Oct-19	$62,288	$83,407	$69,952
Nov-19	$64,532	$86,435	$71,817
Dec-19	$65,779	$89,043	$74,001
Jan-20	$62,632	$89,008	$72,562
Feb-20	$55,012	$81,681	$65,376
Mar-20	$39,647	$71,593	$50,537
Apr-20	$45,324	$80,770	$57,286
May-20	$47,391	$84,617	$59,941
Jun-20	$48,347	$86,300	$60,618
Jul-20	$49,890	$91,166	$63,480
Aug-20	$52,451	$97,719	$65,994
Sep-20	$51,278	$94,006	$64,499
Oct-20	$51,926	$91,506	$65,099
Nov-20	$60,411	$101,523	$74,240
Dec-20	$63,292	$105,426	$77,675
Jan-21	$64,650	$104,362	$77,497
Feb-21	$70,335	$107,240	$83,500
Mar-21	$75,483	$111,936	$87,813
Apr-21	$79,020	$117,910	$92,059
May-21	$81,547	$118,734	$93,876
Jun-21	$79,115	$121,506	$92,784
Jul-21	$78,420	$124,392	$93,357
Aug-21	$80,031	$128,174	$95,358
Sep-21	$76,620	$122,213	$91,845
Oct-21	$78,862	$130,775	$96,736
Nov-21	$77,125	$129,869	$93,797
Dec-21	$82,257	$135,689	$99,686
Jan-22	$80,881	$128,668	$95,431
Feb-22	$81,361	$124,815	$94,985
Mar-22	$81,681	$129,450	$97,872
Apr-22	$77,712	$118,161	$92,056
May-22	$81,233	$118,378	$93,824
Jun-22	$71,599	$108,607	$83,508
Jul-22	$77,456	$118,621	$90,696
Aug-22	$75,632	$113,783	$87,921
Sep-22	$68,206	$103,304	$79,393
Oct-22	$76,592	$111,668	$86,893
Nov-22	$82,033	$117,908	$92,387
Dec-22	$77,693	$111,115	$87,692
Jan-23	$84,700	$118,097	$94,775
Feb-23	$82,272	$115,215	$91,739
Mar-23	$78,352	$119,445	$88,850
Apr-23	$77,902	$121,309	$88,857
May-23	$74,711	$121,837	$84,915
Jun-23	$82,549	$129,887	$92,279
Jul-23	$86,503	$134,060	$96,298
Aug-23	$83,590	$131,925	$92,890
Sep-23	$80,746	$125,635	$88,165
Oct-23	$77,173	$122,994	$83,797
Nov-23	$83,382	$134,226	$91,697
Dec-23	$90,378	$140,324	$98,841
Jan-24	$89,448	$142,682	$97,072
Feb-24	$92,831	$150,301	$101,708
Mar-24	$99,895	$155,137	$106,971
Apr-24	$94,393	$148,800	$101,374
May-24	$96,995	$156,178	$105,013
Jun-24	$94,393	$161,782	$103,332
Jul-24	$101,531	$163,752	$109,575
Aug-24	$102,535	$167,724	$111,642
Sep-24	$103,278	$171,306	$113,745
Oct-24	$101,159	$169,752	$112,315

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	31.08%	10.18%	7.30%
S&P 500 Index	38.02%	15.27%	13.00%
Russell Midcap® Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 371,132,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,311,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$371,132
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$2,311
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	21.1%
Industrials	16.0%
Consumer Discretionary	13.7%
Health Care	10.4%
Information Technology	9.2%
Consumer Staples	7.3%
Real Estate	6.4%
Materials	5.3%
Energy	4.6%
Utilities	4.0%
Communication Services	2.0%

C000001992
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Value Fund
Class Name	Administrative Class
Trading Symbol	HRMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$127	1.10%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: LSV Asset Management

Performance Summary

The Administrative Class returned 30.70% for the year ended October 31, 2024, while the Russell Midcap® Value Index returned 34.03% during the same period.

Top contributors to relative performance included:

• Overweight to securities in the Financials sector.

• Security selection in Utilities, Consumer Staples and Health Care sectors. In the Utilities sector, exposure to positions in independent power producers, Vistra Corp. and NRG Energy, Inc.

Top detractors from relative performance included:

• Overweight to securities in the Consumer Staples and Health Care sectors.

• Security selection in Industrials, Energy and Information Technology sectors.

• Positions in the aerospace and defense industry and overweight to agricultural and farm machinery companies in the Industrials sector.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Russell Midcap® Value Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,220	$10,269	$10,178
Dec-14	$10,338	$10,243	$10,254
Jan-15	$10,110	$9,936	$10,108
Feb-15	$10,635	$10,507	$10,522
Mar-15	$10,669	$10,340	$10,503
Apr-15	$10,471	$10,440	$10,383
May-15	$10,664	$10,574	$10,567
Jun-15	$10,437	$10,369	$10,296
Jul-15	$10,456	$10,586	$10,282
Aug-15	$9,897	$9,948	$9,796
Sep-15	$9,520	$9,702	$9,469
Oct-15	$10,105	$10,520	$10,047
Nov-15	$10,139	$10,551	$10,076
Dec-15	$9,728	$10,385	$9,764
Jan-16	$9,070	$9,869	$9,225
Feb-16	$9,249	$9,856	$9,289
Mar-16	$9,983	$10,525	$10,147
Apr-16	$9,948	$10,566	$10,365
May-16	$9,973	$10,755	$10,534
Jun-16	$9,876	$10,783	$10,630
Jul-16	$10,377	$11,181	$11,081
Aug-16	$10,479	$11,196	$11,057
Sep-16	$10,468	$11,199	$11,103
Oct-16	$10,361	$10,994	$10,834
Nov-16	$11,254	$11,401	$11,512
Dec-16	$11,548	$11,627	$11,717
Jan-17	$11,663	$11,847	$11,914
Feb-17	$12,072	$12,318	$12,247
Mar-17	$11,889	$12,332	$12,157
Apr-17	$11,920	$12,459	$12,180
May-17	$11,663	$12,634	$12,143
Jun-17	$11,868	$12,713	$12,323
Jul-17	$11,988	$12,974	$12,487
Aug-17	$11,673	$13,014	$12,253
Sep-17	$12,214	$13,283	$12,587
Oct-17	$12,313	$13,593	$12,689
Nov-17	$12,723	$14,009	$13,118
Dec-17	$12,896	$14,165	$13,280
Jan-18	$13,379	$14,976	$13,585
Feb-18	$12,662	$14,424	$12,916
Mar-18	$12,581	$14,058	$12,948
Apr-18	$12,478	$14,112	$13,012
May-18	$12,771	$14,451	$13,153
Jun-18	$12,695	$14,540	$13,259
Jul-18	$13,043	$15,081	$13,620
Aug-18	$13,102	$15,573	$13,805
Sep-18	$12,825	$15,662	$13,696
Oct-18	$11,690	$14,591	$12,710
Nov-18	$11,929	$14,888	$13,014
Dec-18	$10,591	$13,544	$11,648
Jan-19	$11,834	$14,629	$12,847
Feb-19	$12,168	$15,099	$13,256
Mar-19	$11,904	$15,393	$13,322
Apr-19	$12,425	$16,016	$13,761
May-19	$11,118	$14,998	$12,878
Jun-19	$12,009	$16,055	$13,747
Jul-19	$12,109	$16,286	$13,862
Aug-19	$11,353	$16,028	$13,373
Sep-19	$12,109	$16,328	$13,916
Oct-19	$12,297	$16,681	$13,990
Nov-19	$12,742	$17,287	$14,363
Dec-19	$12,983	$17,809	$14,800
Jan-20	$12,356	$17,802	$14,512
Feb-20	$10,851	$16,336	$13,075
Mar-20	$7,816	$14,319	$10,107
Apr-20	$8,942	$16,154	$11,457
May-20	$9,340	$16,923	$11,988
Jun-20	$9,532	$17,260	$12,124
Jul-20	$9,833	$18,233	$12,696
Aug-20	$10,339	$19,544	$13,199
Sep-20	$10,104	$18,801	$12,900
Oct-20	$10,225	$18,301	$13,020
Nov-20	$11,893	$20,305	$14,848
Dec-20	$12,461	$21,085	$15,535
Jan-21	$12,725	$20,872	$15,499
Feb-21	$13,836	$21,448	$16,700
Mar-21	$14,849	$22,387	$17,563
Apr-21	$15,549	$23,582	$18,412
May-21	$16,040	$23,747	$18,775
Jun-21	$15,561	$24,301	$18,557
Jul-21	$15,420	$24,878	$18,671
Aug-21	$15,733	$25,635	$19,072
Sep-21	$15,058	$24,443	$18,369
Oct-21	$15,494	$26,155	$19,347
Nov-21	$15,150	$25,974	$18,759
Dec-21	$16,160	$27,138	$19,937
Jan-22	$15,881	$25,734	$19,086
Feb-22	$15,968	$24,963	$18,997
Mar-22	$16,036	$25,890	$19,574
Apr-22	$15,249	$23,632	$18,411
May-22	$15,937	$23,676	$18,765
Jun-22	$14,046	$21,721	$16,702
Jul-22	$15,193	$23,724	$18,139
Aug-22	$14,833	$22,757	$17,584
Sep-22	$13,370	$20,661	$15,879
Oct-22	$15,007	$22,334	$17,379
Nov-22	$16,074	$23,582	$18,477
Dec-22	$15,216	$22,223	$17,538
Jan-23	$16,589	$23,619	$18,955
Feb-23	$16,113	$23,043	$18,348
Mar-23	$15,337	$23,889	$17,770
Apr-23	$15,243	$24,262	$17,771
May-23	$14,621	$24,367	$16,983
Jun-23	$16,154	$25,977	$18,456
Jul-23	$16,917	$26,812	$19,260
Aug-23	$16,348	$26,385	$18,578
Sep-23	$15,792	$25,127	$17,633
Oct-23	$15,089	$24,599	$16,759
Nov-23	$16,294	$26,845	$18,339
Dec-23	$17,655	$28,065	$19,768
Jan-24	$17,476	$28,536	$19,414
Feb-24	$18,134	$30,060	$20,342
Mar-24	$19,507	$31,027	$21,394
Apr-24	$18,434	$29,760	$20,275
May-24	$18,935	$31,236	$21,003
Jun-24	$18,427	$32,356	$20,666
Jul-24	$19,814	$32,750	$21,915
Aug-24	$20,007	$33,545	$22,328
Sep-24	$20,143	$34,261	$22,749
Oct-24	$19,721	$33,950	$22,463

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	30.70%	9.91%	7.03%
S&P 500 Index	38.02%	15.27%	13.00%
Russell Midcap® Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 371,132,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,311,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$371,132
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$2,311
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	21.1%
Industrials	16.0%
Consumer Discretionary	13.7%
Health Care	10.4%
Information Technology	9.2%
Consumer Staples	7.3%
Real Estate	6.4%
Materials	5.3%
Energy	4.6%
Utilities	4.0%
Communication Services	2.0%

C000001993
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	HIMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.21%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: LSV Asset Management

Performance Summary

The Investor Class returned 30.61% for the year ended October 31, 2024, while the Russell Midcap® Value Index returned 34.03% during the same period.

Top contributors to relative performance included:

• Overweight to securities in the Financials sector.

• Security selection in Utilities, Consumer Staples and Health Care sectors. In the Utilities sector, exposure to positions in independent power producers, Vistra Corp. and NRG Energy, Inc.

Top detractors from relative performance included:

• Overweight to securities in the Consumer Staples and Health Care sectors.

• Security selection in Industrials, Energy and Information Technology sectors.

• Positions in the aerospace and defense industry and overweight to agricultural and farm machinery companies in the Industrials sector.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell Midcap® Value Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,217	$10,269	$10,178
Dec-14	$10,338	$10,243	$10,254
Jan-15	$10,108	$9,936	$10,108
Feb-15	$10,633	$10,507	$10,522
Mar-15	$10,668	$10,340	$10,503
Apr-15	$10,468	$10,440	$10,383
May-15	$10,658	$10,574	$10,567
Jun-15	$10,428	$10,369	$10,296
Jul-15	$10,453	$10,586	$10,282
Aug-15	$9,888	$9,948	$9,796
Sep-15	$9,513	$9,702	$9,469
Oct-15	$10,093	$10,520	$10,047
Nov-15	$10,128	$10,551	$10,076
Dec-15	$9,718	$10,385	$9,764
Jan-16	$9,059	$9,869	$9,225
Feb-16	$9,234	$9,856	$9,289
Mar-16	$9,970	$10,525	$10,147
Apr-16	$9,934	$10,566	$10,365
May-16	$9,960	$10,755	$10,534
Jun-16	$9,857	$10,783	$10,630
Jul-16	$10,361	$11,181	$11,081
Aug-16	$10,459	$11,196	$11,057
Sep-16	$10,449	$11,199	$11,103
Oct-16	$10,341	$10,994	$10,834
Nov-16	$11,226	$11,401	$11,512
Dec-16	$11,520	$11,627	$11,717
Jan-17	$11,631	$11,847	$11,914
Feb-17	$12,037	$12,318	$12,247
Mar-17	$11,858	$12,332	$12,157
Apr-17	$11,889	$12,459	$12,180
May-17	$11,631	$12,634	$12,143
Jun-17	$11,831	$12,713	$12,323
Jul-17	$11,948	$12,974	$12,487
Aug-17	$11,636	$13,014	$12,253
Sep-17	$12,175	$13,283	$12,587
Oct-17	$12,275	$13,593	$12,689
Nov-17	$12,682	$14,009	$13,118
Dec-17	$12,850	$14,165	$13,280
Jan-18	$13,330	$14,976	$13,585
Feb-18	$12,610	$14,424	$12,916
Mar-18	$12,528	$14,058	$12,948
Apr-18	$12,429	$14,112	$13,012
May-18	$12,719	$14,451	$13,153
Jun-18	$12,637	$14,540	$13,259
Jul-18	$12,986	$15,081	$13,620
Aug-18	$13,046	$15,573	$13,805
Sep-18	$12,768	$15,662	$13,696
Oct-18	$11,638	$14,591	$12,710
Nov-18	$11,872	$14,888	$13,014
Dec-18	$10,540	$13,544	$11,648
Jan-19	$11,775	$14,629	$12,847
Feb-19	$12,105	$15,099	$13,256
Mar-19	$11,846	$15,393	$13,322
Apr-19	$12,358	$16,016	$13,761
May-19	$11,063	$14,998	$12,878
Jun-19	$11,946	$16,055	$13,747
Jul-19	$12,046	$16,286	$13,862
Aug-19	$11,287	$16,028	$13,373
Sep-19	$12,040	$16,328	$13,916
Oct-19	$12,229	$16,681	$13,990
Nov-19	$12,664	$17,287	$14,363
Dec-19	$12,908	$17,809	$14,800
Jan-20	$12,285	$17,802	$14,512
Feb-20	$10,786	$16,336	$13,075
Mar-20	$7,769	$14,319	$10,107
Apr-20	$8,881	$16,154	$11,457
May-20	$9,280	$16,923	$11,988
Jun-20	$9,468	$17,260	$12,124
Jul-20	$9,764	$18,233	$12,696
Aug-20	$10,266	$19,544	$13,199
Sep-20	$10,036	$18,801	$12,900
Oct-20	$10,157	$18,301	$13,020
Nov-20	$11,807	$20,305	$14,848
Dec-20	$12,368	$21,085	$15,535
Jan-21	$12,627	$20,872	$15,499
Feb-21	$13,736	$21,448	$16,700
Mar-21	$14,741	$22,387	$17,563
Apr-21	$15,425	$23,582	$18,412
May-21	$15,912	$23,747	$18,775
Jun-21	$15,437	$24,301	$18,557
Jul-21	$15,296	$24,878	$18,671
Aug-21	$15,604	$25,635	$19,072
Sep-21	$14,938	$24,443	$18,369
Oct-21	$15,363	$26,155	$19,347
Nov-21	$15,024	$25,974	$18,759
Dec-21	$16,022	$27,138	$19,937
Jan-22	$15,749	$25,734	$19,086
Feb-22	$15,836	$24,963	$18,997
Mar-22	$15,898	$25,890	$19,574
Apr-22	$15,120	$23,632	$18,411
May-22	$15,798	$23,676	$18,765
Jun-22	$13,919	$21,721	$16,702
Jul-22	$15,058	$23,724	$18,139
Aug-22	$14,697	$22,757	$17,584
Sep-22	$13,247	$20,661	$15,879
Oct-22	$14,871	$22,334	$17,379
Nov-22	$15,923	$23,582	$18,477
Dec-22	$15,077	$22,223	$17,538
Jan-23	$16,433	$23,619	$18,955
Feb-23	$15,957	$23,043	$18,348
Mar-23	$15,191	$23,889	$17,770
Apr-23	$15,097	$24,262	$17,771
May-23	$14,472	$24,367	$16,983
Jun-23	$15,990	$25,977	$18,456
Jul-23	$16,749	$26,812	$19,260
Aug-23	$16,178	$26,385	$18,578
Sep-23	$15,627	$25,127	$17,633
Oct-23	$14,929	$24,599	$16,759
Nov-23	$16,124	$26,845	$18,339
Dec-23	$17,469	$28,065	$19,768
Jan-24	$17,290	$28,536	$19,414
Feb-24	$17,935	$30,060	$20,342
Mar-24	$19,297	$31,027	$21,394
Apr-24	$18,229	$29,760	$20,275
May-24	$18,731	$31,236	$21,003
Jun-24	$18,222	$32,356	$20,666
Jul-24	$19,591	$32,750	$21,915
Aug-24	$19,778	$33,545	$22,328
Sep-24	$19,914	$34,261	$22,749
Oct-24	$19,498	$33,950	$22,463

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	30.61%	9.78%	6.91%
S&P 500 Index	38.02%	15.27%	13.00%
Russell Midcap® Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 371,132,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 2,311,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$371,132
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$2,311
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	21.1%
Industrials	16.0%
Consumer Discretionary	13.7%
Health Care	10.4%
Information Technology	9.2%
Consumer Staples	7.3%
Real Estate	6.4%
Materials	5.3%
Energy	4.6%
Utilities	4.0%
Communication Services	2.0%

C000166748
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Growth Fund
Class Name	Retirement Class
Trading Symbol	HNSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$93	0.79%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management, L.P.

Performance Summary

The Retirement Class returned 35.14% for the year ended October 31, 2024, while Russell 2000® Growth Index returned 36.49% during the same period.

Top contributors to relative performance included:

• Security selection in the Consumer Discretionary and Information Technology sectors.

• Positions in Wingstop, Inc., a fast-casual restaurant chain, and a software company, Samsara, Inc.

Top detractors from relative performance included:

• Security selection in the Health Care and Energy sectors.

• Positions in Option Care Health, Inc., a provider of home care solutions, and an energy services company, Patterson-UTI Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell 2000® Growth Index
Oct-14	$1,000,000	$1,000,000	$1,000,000
Nov-14	$1,011,003	$1,026,895	$1,006,452
Dec-14	$1,046,367	$1,024,308	$1,036,303
Jan-15	$1,022,139	$993,559	$1,012,644
Feb-15	$1,109,210	$1,050,660	$1,085,520
Mar-15	$1,133,438	$1,034,044	$1,105,008
Apr-15	$1,103,910	$1,043,964	$1,072,501
May-15	$1,146,310	$1,057,389	$1,111,906
Jun-15	$1,147,824	$1,036,920	$1,126,853
Jul-15	$1,151,610	$1,058,645	$1,131,453
Aug-15	$1,065,296	$994,773	$1,045,711
Sep-15	$985,039	$970,158	$979,668
Oct-15	$1,033,496	$1,051,995	$1,035,237
Nov-15	$1,070,596	$1,055,124	$1,073,174
Dec-15	$1,032,658	$1,038,482	$1,021,985
Jan-16	$912,681	$986,949	$911,253
Feb-16	$918,680	$985,617	$904,812
Mar-16	$958,958	$1,052,480	$974,125
Apr-16	$969,242	$1,056,560	$983,839
May-16	$1,010,377	$1,075,533	$1,010,345
Jun-16	$986,381	$1,078,320	$1,005,697
Jul-16	$1,039,514	$1,118,076	$1,071,458
Aug-16	$1,053,225	$1,119,646	$1,082,847
Sep-16	$1,069,508	$1,119,858	$1,098,438
Oct-16	$1,024,088	$1,099,430	$1,030,176
Nov-16	$1,096,931	$1,140,148	$1,122,345
Dec-16	$1,097,743	$1,162,684	$1,137,654
Jan-17	$1,139,069	$1,184,736	$1,156,126
Feb-17	$1,172,647	$1,231,777	$1,184,475
Mar-17	$1,186,423	$1,233,214	$1,198,505
Apr-17	$1,199,338	$1,245,879	$1,220,577
May-17	$1,197,616	$1,263,412	$1,209,477
Jun-17	$1,229,472	$1,271,298	$1,251,105
Jul-17	$1,247,552	$1,297,439	$1,261,754
Aug-17	$1,235,499	$1,301,411	$1,260,280
Sep-17	$1,279,408	$1,328,256	$1,328,903
Oct-17	$1,298,350	$1,359,252	$1,349,491
Nov-17	$1,356,035	$1,400,940	$1,388,235
Dec-17	$1,369,390	$1,416,516	$1,389,835
Jan-18	$1,427,238	$1,497,617	$1,444,013
Feb-18	$1,393,098	$1,442,420	$1,402,899
Mar-18	$1,421,548	$1,405,763	$1,421,791
Apr-18	$1,419,651	$1,411,157	$1,423,183
May-18	$1,471,809	$1,445,141	$1,512,788
Jun-18	$1,478,448	$1,454,035	$1,524,624
Jul-18	$1,518,278	$1,508,145	$1,550,835
Aug-18	$1,593,196	$1,557,289	$1,647,387
Sep-18	$1,589,403	$1,566,152	$1,608,833
Oct-18	$1,364,648	$1,459,106	$1,405,257
Nov-18	$1,385,511	$1,488,840	$1,427,240
Dec-18	$1,222,645	$1,354,411	$1,260,469
Jan-19	$1,373,068	$1,462,948	$1,406,032
Feb-19	$1,468,136	$1,509,921	$1,496,832
Mar-19	$1,487,390	$1,539,261	$1,476,575
Apr-19	$1,547,560	$1,601,585	$1,521,539
May-19	$1,462,119	$1,499,807	$1,408,655
Jun-19	$1,563,204	$1,605,508	$1,517,152
Jul-19	$1,587,272	$1,628,583	$1,531,980
Aug-19	$1,548,763	$1,602,786	$1,465,871
Sep-19	$1,537,933	$1,632,774	$1,453,839
Oct-19	$1,586,068	$1,668,140	$1,495,209
Nov-19	$1,694,374	$1,728,692	$1,583,215
Dec-19	$1,742,349	$1,780,867	$1,619,494
Jan-20	$1,766,012	$1,780,169	$1,601,663
Feb-20	$1,617,807	$1,633,627	$1,486,026
Mar-20	$1,330,114	$1,431,853	$1,202,232
Apr-20	$1,544,327	$1,615,407	$1,381,298
May-20	$1,703,741	$1,692,346	$1,511,827
Jun-20	$1,753,558	$1,726,002	$1,569,926
Jul-20	$1,827,038	$1,823,323	$1,623,876
Aug-20	$1,955,317	$1,954,384	$1,719,137
Sep-20	$1,946,599	$1,880,124	$1,682,300
Oct-20	$1,981,471	$1,830,124	$1,695,083
Nov-20	$2,208,138	$2,030,457	$1,993,985
Dec-20	$2,412,123	$2,108,525	$2,180,363
Jan-21	$2,384,091	$2,087,238	$2,285,487
Feb-21	$2,518,913	$2,144,793	$2,360,950
Mar-21	$2,505,565	$2,238,726	$2,286,661
Apr-21	$2,597,671	$2,358,203	$2,336,518
May-21	$2,501,560	$2,374,674	$2,269,788
Jun-21	$2,549,616	$2,430,110	$2,376,240
Jul-21	$2,512,239	$2,487,837	$2,289,694
Aug-21	$2,645,727	$2,563,482	$2,331,307
Sep-21	$2,538,937	$2,444,255	$2,241,920
Oct-21	$2,663,080	$2,615,504	$2,346,900
Nov-21	$2,521,583	$2,597,381	$2,232,278
Dec-21	$2,650,644	$2,713,785	$2,242,171
Jan-22	$2,324,703	$2,573,355	$1,941,656
Feb-22	$2,304,008	$2,496,305	$1,950,127
Mar-22	$2,328,152	$2,588,992	$1,959,043
Apr-22	$2,112,582	$2,363,227	$1,718,683
May-22	$2,066,019	$2,367,563	$1,686,228
Jun-22	$1,909,085	$2,172,135	$1,581,843
Jul-22	$2,122,930	$2,372,416	$1,758,949
Aug-22	$2,060,846	$2,275,664	$1,742,417
Sep-22	$1,893,564	$2,066,078	$1,585,669
Oct-22	$2,031,528	$2,233,351	$1,736,183
Nov-22	$2,066,019	$2,358,160	$1,764,452
Dec-22	$1,975,957	$2,222,296	$1,651,191
Jan-23	$2,154,932	$2,361,931	$1,815,439
Feb-23	$2,176,626	$2,304,302	$1,795,773
Mar-23	$2,129,623	$2,388,903	$1,751,463
Apr-23	$2,118,776	$2,426,190	$1,731,115
May-23	$2,118,776	$2,436,736	$1,731,426
Jun-23	$2,277,865	$2,597,744	$1,874,986
Jul-23	$2,312,213	$2,681,196	$1,962,647
Aug-23	$2,229,053	$2,638,508	$1,860,481
Sep-23	$2,140,470	$2,512,709	$1,737,762
Oct-23	$1,957,879	$2,459,875	$1,603,744
Nov-23	$2,154,932	$2,684,525	$1,749,746
Dec-23	$2,414,150	$2,806,485	$1,959,278
Jan-24	$2,392,434	$2,853,645	$1,896,445
Feb-24	$2,580,643	$3,006,018	$2,050,485
Mar-24	$2,633,125	$3,102,736	$2,107,827
Apr-24	$2,419,579	$2,976,004	$1,945,527
May-24	$2,472,061	$3,123,570	$2,049,712
Jun-24	$2,484,729	$3,235,649	$2,046,296
Jul-24	$2,631,315	$3,275,035	$2,213,809
Aug-24	$2,653,032	$3,354,476	$2,189,297
Sep-24	$2,719,991	$3,426,117	$2,218,391
Oct-24	$2,645,793	$3,395,049	$2,188,958

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	35.14%	10.78%	10.22%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 2000® Growth Index	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,767,084,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 11,115,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,767,084
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$11,115
Portfolio Turnover Rate	79%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Health Care	27.8%
Industrials	23.2%
Information Technology	18.5%
Consumer Discretionary	10.9%
Financials	10.5%
Materials	4.2%
Energy	2.8%
Real Estate	1.5%
Consumer Staples	0.6%

C000001985
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	HASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.87%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management, L.P.

Performance Summary

The Institutional Class returned 34.99% for the year ended October 31, 2024, while Russell 2000® Growth Index returned 36.49% during the same period.

Top contributors to relative performance included:

• Security selection in the Consumer Discretionary and Information Technology sectors.

• Positions in Wingstop, Inc., a fast-casual restaurant chain, and a software company, Samsara, Inc.

Top detractors from relative performance included:

• Security selection in the Health Care and Energy sectors.

• Positions in Option Care Health, Inc., a provider of home care solutions, and an energy services company, Patterson-UTI Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 2000® Growth Index
Oct-14	$50,000	$50,000	$50,000
Nov-14	$50,550	$51,345	$50,323
Dec-14	$52,318	$51,215	$51,815
Jan-15	$51,107	$49,678	$50,632
Feb-15	$55,461	$52,533	$54,276
Mar-15	$56,672	$51,702	$55,250
Apr-15	$55,196	$52,198	$53,625
May-15	$57,315	$52,869	$55,595
Jun-15	$57,391	$51,846	$56,343
Jul-15	$57,580	$52,932	$56,573
Aug-15	$53,265	$49,739	$52,286
Sep-15	$49,252	$48,508	$48,983
Oct-15	$51,675	$52,600	$51,762
Nov-15	$53,530	$52,756	$53,659
Dec-15	$51,633	$51,924	$51,099
Jan-16	$45,634	$49,347	$45,563
Feb-16	$44,906	$49,281	$45,241
Mar-16	$47,905	$52,624	$48,706
Apr-16	$48,419	$52,828	$49,192
May-16	$50,476	$53,777	$50,517
Jun-16	$49,319	$53,916	$50,285
Jul-16	$51,933	$55,904	$53,573
Aug-16	$52,661	$55,982	$54,142
Sep-16	$53,433	$55,993	$54,922
Oct-16	$51,162	$54,972	$51,509
Nov-16	$54,804	$57,007	$56,117
Dec-16	$54,844	$58,134	$56,883
Jan-17	$56,911	$59,237	$57,806
Feb-17	$58,590	$61,589	$59,224
Mar-17	$59,235	$61,661	$59,925
Apr-17	$59,881	$62,294	$61,029
May-17	$59,838	$63,171	$60,474
Jun-17	$61,388	$63,565	$62,555
Jul-17	$62,335	$64,872	$63,088
Aug-17	$61,689	$65,071	$63,014
Sep-17	$63,885	$66,413	$66,445
Oct-17	$64,832	$67,963	$67,475
Nov-17	$67,716	$70,047	$69,412
Dec-17	$68,336	$70,826	$69,492
Jan-18	$71,229	$74,881	$72,201
Feb-18	$69,522	$72,121	$70,145
Mar-18	$70,992	$70,288	$71,090
Apr-18	$70,850	$70,558	$71,159
May-18	$73,458	$72,257	$75,639
Jun-18	$73,790	$72,702	$76,231
Jul-18	$75,782	$75,407	$77,542
Aug-18	$79,481	$77,864	$82,369
Sep-18	$79,291	$78,308	$80,442
Oct-18	$68,052	$72,955	$70,263
Nov-18	$69,095	$74,442	$71,362
Dec-18	$60,998	$67,721	$63,023
Jan-19	$68,464	$73,147	$70,302
Feb-19	$73,221	$75,496	$74,842
Mar-19	$74,185	$76,963	$73,829
Apr-19	$77,195	$80,079	$76,077
May-19	$72,920	$74,990	$70,433
Jun-19	$77,978	$80,275	$75,858
Jul-19	$79,122	$81,429	$76,599
Aug-19	$77,195	$80,139	$73,294
Sep-19	$76,714	$81,639	$72,692
Oct-19	$79,062	$83,407	$74,760
Nov-19	$84,481	$86,435	$79,161
Dec-19	$86,820	$89,043	$80,975
Jan-20	$88,004	$89,008	$80,083
Feb-20	$80,650	$81,681	$74,301
Mar-20	$66,252	$71,593	$60,112
Apr-20	$76,972	$80,770	$69,065
May-20	$84,888	$84,617	$75,591
Jun-20	$87,381	$86,300	$78,496
Jul-20	$91,058	$91,166	$81,194
Aug-20	$97,415	$97,719	$85,957
Sep-20	$96,979	$94,006	$84,115
Oct-20	$98,724	$91,506	$84,754
Nov-20	$110,005	$101,523	$99,699
Dec-20	$120,151	$105,426	$109,018
Jan-21	$118,748	$104,362	$114,274
Feb-21	$125,430	$107,240	$118,048
Mar-21	$124,762	$111,936	$114,333
Apr-21	$129,306	$117,910	$116,826
May-21	$124,561	$118,734	$113,489
Jun-21	$126,967	$121,506	$118,812
Jul-21	$125,096	$124,392	$114,485
Aug-21	$131,712	$128,174	$116,565
Sep-21	$126,366	$122,213	$112,096
Oct-21	$132,580	$130,775	$117,345
Nov-21	$125,497	$129,869	$111,614
Dec-21	$131,885	$135,689	$112,109
Jan-22	$115,626	$128,668	$97,083
Feb-22	$114,675	$124,815	$97,506
Mar-22	$115,886	$129,450	$97,952
Apr-22	$105,162	$118,161	$85,934
May-22	$102,827	$118,378	$84,311
Jun-22	$95,044	$108,607	$79,092
Jul-22	$105,595	$118,621	$87,947
Aug-22	$102,568	$113,783	$87,121
Sep-22	$94,179	$103,304	$79,283
Oct-22	$101,011	$111,668	$86,809
Nov-22	$102,741	$117,908	$88,223
Dec-22	$98,221	$111,115	$82,560
Jan-23	$107,199	$118,097	$90,772
Feb-23	$108,197	$115,215	$89,789
Mar-23	$105,839	$119,445	$87,573
Apr-23	$105,295	$121,309	$86,556
May-23	$105,385	$121,837	$86,571
Jun-23	$113,185	$129,887	$93,749
Jul-23	$114,908	$134,060	$98,132
Aug-23	$110,827	$131,925	$93,024
Sep-23	$106,383	$125,635	$86,888
Oct-23	$97,314	$122,994	$80,187
Nov-23	$107,109	$134,226	$87,487
Dec-23	$120,028	$140,324	$97,964
Jan-24	$118,848	$142,682	$94,822
Feb-24	$128,193	$150,301	$102,524
Mar-24	$130,824	$155,137	$105,391
Apr-24	$120,209	$148,800	$97,276
May-24	$122,840	$156,178	$102,486
Jun-24	$123,475	$161,782	$102,315
Jul-24	$130,643	$163,752	$110,690
Aug-24	$131,822	$167,724	$109,465
Sep-24	$135,088	$171,306	$110,920
Oct-24	$131,368	$169,752	$109,448

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	34.99%	10.69%	10.14%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 2000® Growth Index	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,767,084,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 11,115,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,767,084
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$11,115
Portfolio Turnover Rate	79%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Health Care	27.8%
Industrials	23.2%
Information Technology	18.5%
Consumer Discretionary	10.9%
Financials	10.5%
Materials	4.2%
Energy	2.8%
Real Estate	1.5%
Consumer Staples	0.6%

C000001986
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Growth Fund
Class Name	Administrative Class
Trading Symbol	HRSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$131	1.12%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management, L.P.

Performance Summary

The Administrative Class returned 34.60% for the year ended October 31, 2024, while Russell 2000® Growth Index returned 36.49% during the same period.

Top contributors to relative performance included:

• Security selection in the Consumer Discretionary and Information Technology sectors.

• Positions in Wingstop, Inc., a fast-casual restaurant chain, and a software company, Samsara, Inc.

Top detractors from relative performance included:

• Security selection in the Health Care and Energy sectors.

• Positions in Option Care Health, Inc., a provider of home care solutions, and an energy services company, Patterson-UTI Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Russell 2000® Growth Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,101	$10,269	$10,065
Dec-14	$10,454	$10,243	$10,363
Jan-15	$10,217	$9,936	$10,126
Feb-15	$11,079	$10,507	$10,855
Mar-15	$11,316	$10,340	$11,050
Apr-15	$11,023	$10,440	$10,725
May-15	$11,442	$10,574	$11,119
Jun-15	$11,458	$10,369	$11,269
Jul-15	$11,498	$10,586	$11,315
Aug-15	$10,628	$9,948	$10,457
Sep-15	$9,829	$9,702	$9,797
Oct-15	$10,312	$10,520	$10,352
Nov-15	$10,675	$10,551	$10,732
Dec-15	$10,295	$10,385	$10,220
Jan-16	$9,097	$9,869	$9,113
Feb-16	$8,953	$9,856	$9,048
Mar-16	$9,548	$10,525	$9,741
Apr-16	$9,647	$10,566	$9,838
May-16	$10,061	$10,755	$10,103
Jun-16	$9,818	$10,783	$10,057
Jul-16	$10,340	$11,181	$10,715
Aug-16	$10,484	$11,196	$10,828
Sep-16	$10,637	$11,199	$10,984
Oct-16	$10,178	$10,994	$10,302
Nov-16	$10,899	$11,401	$11,223
Dec-16	$10,907	$11,627	$11,377
Jan-17	$11,324	$11,847	$11,561
Feb-17	$11,649	$12,318	$11,845
Mar-17	$11,776	$12,332	$11,985
Apr-17	$11,903	$12,459	$12,206
May-17	$11,849	$12,634	$12,095
Jun-17	$12,156	$12,713	$12,511
Jul-17	$12,337	$12,974	$12,618
Aug-17	$12,211	$13,014	$12,603
Sep-17	$12,645	$13,283	$13,289
Oct-17	$12,826	$13,593	$13,495
Nov-17	$13,396	$14,009	$13,882
Dec-17	$13,517	$14,165	$13,898
Jan-18	$14,089	$14,976	$14,440
Feb-18	$13,748	$14,424	$14,029
Mar-18	$14,029	$14,058	$14,218
Apr-18	$13,999	$14,112	$14,232
May-18	$14,511	$14,451	$15,128
Jun-18	$14,571	$14,540	$15,246
Jul-18	$14,962	$15,081	$15,508
Aug-18	$15,695	$15,573	$16,474
Sep-18	$15,655	$15,662	$16,088
Oct-18	$13,437	$14,591	$14,053
Nov-18	$13,638	$14,888	$14,272
Dec-18	$12,035	$13,544	$12,605
Jan-19	$13,516	$14,629	$14,060
Feb-19	$14,439	$15,099	$14,968
Mar-19	$14,634	$15,393	$14,766
Apr-19	$15,219	$16,016	$15,215
May-19	$14,374	$14,998	$14,087
Jun-19	$15,362	$16,055	$15,172
Jul-19	$15,582	$16,286	$15,320
Aug-19	$15,206	$16,028	$14,659
Sep-19	$15,102	$16,328	$14,538
Oct-19	$15,569	$16,681	$14,952
Nov-19	$16,622	$17,287	$15,832
Dec-19	$17,088	$17,809	$16,195
Jan-20	$17,318	$17,802	$16,017
Feb-20	$15,860	$16,336	$14,860
Mar-20	$13,025	$14,319	$12,022
Apr-20	$15,131	$16,154	$13,813
May-20	$16,683	$16,923	$15,118
Jun-20	$17,169	$17,260	$15,699
Jul-20	$17,884	$18,233	$16,239
Aug-20	$19,126	$19,544	$17,191
Sep-20	$19,045	$18,801	$16,823
Oct-20	$19,383	$18,301	$16,951
Nov-20	$21,583	$20,305	$19,940
Dec-20	$23,578	$21,085	$21,804
Jan-21	$23,301	$20,872	$22,855
Feb-21	$24,599	$21,448	$23,610
Mar-21	$24,467	$22,387	$22,867
Apr-21	$25,357	$23,582	$23,365
May-21	$24,409	$23,747	$22,698
Jun-21	$24,876	$24,301	$23,762
Jul-21	$24,497	$24,878	$22,897
Aug-21	$25,794	$25,635	$23,313
Sep-21	$24,744	$24,443	$22,419
Oct-21	$25,955	$26,155	$23,469
Nov-21	$24,569	$25,974	$22,323
Dec-21	$25,818	$27,138	$22,422
Jan-22	$22,635	$25,734	$19,417
Feb-22	$22,439	$24,963	$19,501
Mar-22	$22,654	$25,890	$19,590
Apr-22	$20,565	$23,632	$17,187
May-22	$20,096	$23,676	$16,862
Jun-22	$18,573	$21,721	$15,818
Jul-22	$20,623	$23,724	$17,589
Aug-22	$20,037	$22,757	$17,424
Sep-22	$18,397	$20,661	$15,857
Oct-22	$19,725	$22,334	$17,362
Nov-22	$20,057	$23,582	$17,645
Dec-22	$19,173	$22,223	$16,512
Jan-23	$20,927	$23,619	$18,154
Feb-23	$21,113	$23,043	$17,958
Mar-23	$20,659	$23,889	$17,515
Apr-23	$20,556	$24,262	$17,311
May-23	$20,556	$24,367	$17,314
Jun-23	$22,083	$25,977	$18,750
Jul-23	$22,413	$26,812	$19,626
Aug-23	$21,588	$26,385	$18,605
Sep-23	$20,721	$25,127	$17,378
Oct-23	$18,967	$24,599	$16,037
Nov-23	$20,865	$26,845	$17,497
Dec-23	$23,363	$28,065	$19,593
Jan-24	$23,156	$28,536	$18,964
Feb-24	$24,972	$30,060	$20,505
Mar-24	$25,468	$31,027	$21,078
Apr-24	$23,383	$29,760	$19,455
May-24	$23,899	$31,236	$20,497
Jun-24	$24,002	$32,356	$20,463
Jul-24	$25,406	$32,750	$22,138
Aug-24	$25,633	$33,545	$21,893
Sep-24	$26,252	$34,261	$22,184
Oct-24	$25,530	$33,950	$21,890

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	34.60%	10.40%	9.83%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 2000® Growth Index	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,767,084,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 11,115,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,767,084
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$11,115
Portfolio Turnover Rate	79%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Health Care	27.8%
Industrials	23.2%
Information Technology	18.5%
Consumer Discretionary	10.9%
Financials	10.5%
Materials	4.2%
Energy	2.8%
Real Estate	1.5%
Consumer Staples	0.6%

C000001987
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	HISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$144	1.23%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management, L.P.

Performance Summary

The Investor Class returned 34.50% for the year ended October 31, 2024, while Russell 2000® Growth Index returned 36.49% during the same period.

Top contributors to relative performance included:

• Security selection in the Consumer Discretionary and Information Technology sectors.

• Positions in Wingstop, Inc., a fast-casual restaurant chain, and a software company, Samsara, Inc.

Top detractors from relative performance included:

• Security selection in the Health Care and Energy sectors.

• Positions in Option Care Health, Inc., a provider of home care solutions, and an energy services company, Patterson-UTI Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 2000® Growth Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,104	$10,269	$10,065
Dec-14	$10,454	$10,243	$10,363
Jan-15	$10,208	$9,936	$10,126
Feb-15	$11,076	$10,507	$10,855
Mar-15	$11,313	$10,340	$11,050
Apr-15	$11,010	$10,440	$10,725
May-15	$11,435	$10,574	$11,119
Jun-15	$11,452	$10,369	$11,269
Jul-15	$11,485	$10,586	$11,315
Aug-15	$10,617	$9,948	$10,457
Sep-15	$9,816	$9,702	$9,797
Oct-15	$10,298	$10,520	$10,352
Nov-15	$10,658	$10,551	$10,732
Dec-15	$10,272	$10,385	$10,220
Jan-16	$9,083	$9,869	$9,113
Feb-16	$8,933	$9,856	$9,048
Mar-16	$9,533	$10,525	$9,741
Apr-16	$9,626	$10,566	$9,838
May-16	$10,038	$10,755	$10,103
Jun-16	$9,795	$10,783	$10,057
Jul-16	$10,319	$11,181	$10,715
Aug-16	$10,460	$11,196	$10,828
Sep-16	$10,609	$11,199	$10,984
Oct-16	$10,151	$10,994	$10,302
Nov-16	$10,872	$11,401	$11,223
Dec-16	$10,871	$11,627	$11,377
Jan-17	$11,285	$11,847	$11,561
Feb-17	$11,615	$12,318	$11,845
Mar-17	$11,737	$12,332	$11,985
Apr-17	$11,859	$12,459	$12,206
May-17	$11,850	$12,634	$12,095
Jun-17	$12,151	$12,713	$12,511
Jul-17	$12,330	$12,974	$12,618
Aug-17	$12,208	$13,014	$12,603
Sep-17	$12,631	$13,283	$13,289
Oct-17	$12,820	$13,593	$13,495
Nov-17	$13,384	$14,009	$13,882
Dec-17	$13,501	$14,165	$13,898
Jan-18	$14,067	$14,976	$14,440
Feb-18	$13,731	$14,424	$14,029
Mar-18	$14,015	$14,058	$14,218
Apr-18	$13,983	$14,112	$14,232
May-18	$14,486	$14,451	$15,128
Jun-18	$14,549	$14,540	$15,246
Jul-18	$14,937	$15,081	$15,508
Aug-18	$15,671	$15,573	$16,474
Sep-18	$15,629	$15,662	$16,088
Oct-18	$13,407	$14,591	$14,053
Nov-18	$13,606	$14,888	$14,272
Dec-18	$12,016	$13,544	$12,605
Jan-19	$13,475	$14,629	$14,060
Feb-19	$14,411	$15,099	$14,968
Mar-19	$14,604	$15,393	$14,766
Apr-19	$15,182	$16,016	$15,215
May-19	$14,329	$14,998	$14,087
Jun-19	$15,320	$16,055	$15,172
Jul-19	$15,540	$16,286	$15,320
Aug-19	$15,154	$16,028	$14,659
Sep-19	$15,058	$16,328	$14,538
Oct-19	$15,526	$16,681	$14,952
Nov-19	$16,572	$17,287	$15,832
Dec-19	$17,038	$17,809	$16,195
Jan-20	$17,268	$17,802	$16,017
Feb-20	$15,806	$16,336	$14,860
Mar-20	$12,983	$14,319	$12,022
Apr-20	$15,075	$16,154	$13,813
May-20	$16,623	$16,923	$15,118
Jun-20	$17,110	$17,260	$15,699
Jul-20	$17,826	$18,233	$16,239
Aug-20	$19,059	$19,544	$17,191
Sep-20	$18,973	$18,801	$16,823
Oct-20	$19,302	$18,301	$16,951
Nov-20	$21,509	$20,305	$19,940
Dec-20	$23,484	$21,085	$21,804
Jan-21	$23,204	$20,872	$22,855
Feb-21	$24,496	$21,448	$23,610
Mar-21	$24,356	$22,387	$22,867
Apr-21	$25,243	$23,582	$23,365
May-21	$24,309	$23,747	$22,698
Jun-21	$24,760	$24,301	$23,762
Jul-21	$24,387	$24,878	$22,897
Aug-21	$25,679	$25,635	$23,313
Sep-21	$24,636	$24,443	$22,419
Oct-21	$25,834	$26,155	$23,469
Nov-21	$24,449	$25,974	$22,323
Dec-21	$25,690	$27,138	$22,422
Jan-22	$22,526	$25,734	$19,417
Feb-22	$22,313	$24,963	$19,501
Mar-22	$22,548	$25,890	$19,590
Apr-22	$20,453	$23,632	$17,187
May-22	$19,983	$23,676	$16,862
Jun-22	$18,466	$21,721	$15,818
Jul-22	$20,517	$23,724	$17,589
Aug-22	$19,919	$22,757	$17,424
Sep-22	$18,295	$20,661	$15,857
Oct-22	$19,620	$22,334	$17,362
Nov-22	$19,940	$23,582	$17,645
Dec-22	$19,059	$22,223	$16,512
Jan-23	$20,785	$23,619	$18,154
Feb-23	$20,990	$23,043	$17,958
Mar-23	$20,513	$23,889	$17,515
Apr-23	$20,422	$24,262	$17,311
May-23	$20,422	$24,367	$17,314
Jun-23	$21,921	$25,977	$18,750
Jul-23	$22,262	$26,812	$19,626
Aug-23	$21,444	$26,385	$18,605
Sep-23	$20,581	$25,127	$17,378
Oct-23	$18,832	$24,599	$16,037
Nov-23	$20,717	$26,845	$17,497
Dec-23	$23,193	$28,065	$19,593
Jan-24	$22,989	$28,536	$18,964
Feb-24	$24,783	$30,060	$20,505
Mar-24	$25,261	$31,027	$21,078
Apr-24	$23,216	$29,760	$19,455
May-24	$23,716	$31,236	$20,497
Jun-24	$23,829	$32,356	$20,463
Jul-24	$25,215	$32,750	$22,138
Aug-24	$25,420	$33,545	$21,893
Sep-24	$26,033	$34,261	$22,184
Oct-24	$25,329	$33,950	$21,890

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	34.50%	10.28%	9.74%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 2000® Growth Index	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,767,084,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 11,115,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,767,084
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$11,115
Portfolio Turnover Rate	79%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Health Care	27.8%
Industrials	23.2%
Information Technology	18.5%
Consumer Discretionary	10.9%
Financials	10.5%
Materials	4.2%
Energy	2.8%
Real Estate	1.5%
Consumer Staples	0.6%

C000166751
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Value Fund
Class Name	Retirement Class
Trading Symbol	HNVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Retirement Class returned 27.96% for the year ended October 31, 2024, while the Russell 2000® Value Index returned 31.77% during the same period.

Top contributors to relative performance included:

• Security selection within Industrials and Information Technology.

• Positions in FirstCash Holdings, Inc., Advanced Energy Industries, Inc., and Cabot Corp. FirstCash Holdings, Inc. reported strong revenue growth, driven by expansion in Latin America and e-commerce enhancements, while Advanced Energy Industries, Inc. capitalized on demand in the semiconductor industry. Cabot Corp. benefited from increased demand in automotive and construction markets, contributing to a year-over-year earnings increase.

Top detractors from relative performance included:

• Underweights within Communication Services and Real Estate.

• Positions in Diodes Inc. and Albany International Corp., which were impacted by rising raw material costs and supply chain disruptions.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell 2000® Value Index
Oct-14	$1,000,000	$1,000,000	$1,000,000
Nov-14	$1,009,569	$1,026,895	$995,351
Dec-14	$1,018,838	$1,024,308	$1,022,550
Jan-15	$979,916	$993,559	$979,987
Feb-15	$1,048,601	$1,050,660	$1,025,496
Mar-15	$1,063,865	$1,034,044	$1,042,799
Apr-15	$1,039,443	$1,043,964	$1,020,527
May-15	$1,047,838	$1,057,389	$1,028,985
Jun-15	$1,048,220	$1,036,920	$1,030,329
Jul-15	$1,028,759	$1,058,645	$1,001,909
Aug-15	$969,995	$994,773	$952,706
Sep-15	$930,691	$970,158	$919,726
Oct-15	$1,000,140	$1,051,995	$971,221
Nov-15	$1,032,575	$1,055,124	$998,830
Dec-15	$981,552	$1,038,482	$946,178
Jan-16	$914,898	$986,949	$882,614
Feb-16	$948,622	$985,617	$888,634
Mar-16	$1,009,721	$1,052,480	$962,289
Apr-16	$1,012,498	$1,056,560	$982,671
May-16	$1,035,112	$1,075,533	$1,000,686
Jun-16	$1,040,667	$1,078,320	$1,003,728
Jul-16	$1,083,912	$1,118,076	$1,057,882
Aug-16	$1,105,733	$1,119,646	$1,084,173
Sep-16	$1,108,907	$1,119,858	$1,092,718
Oct-16	$1,082,722	$1,099,430	$1,056,802
Nov-16	$1,188,257	$1,140,148	$1,197,070
Dec-16	$1,212,762	$1,162,684	$1,246,502
Jan-17	$1,237,065	$1,184,736	$1,237,605
Feb-17	$1,262,165	$1,231,777	$1,255,511
Mar-17	$1,276,906	$1,233,214	$1,244,883
Apr-17	$1,288,460	$1,245,879	$1,249,784
May-17	$1,293,640	$1,263,412	$1,210,865
Jun-17	$1,294,038	$1,271,298	$1,253,224
Jul-17	$1,318,341	$1,297,439	$1,261,153
Aug-17	$1,309,178	$1,301,411	$1,230,157
Sep-17	$1,385,274	$1,328,256	$1,317,256
Oct-17	$1,440,653	$1,359,252	$1,318,985
Nov-17	$1,489,259	$1,400,940	$1,357,152
Dec-17	$1,476,162	$1,416,516	$1,344,202
Jan-18	$1,509,905	$1,497,617	$1,360,764
Feb-18	$1,440,793	$1,442,420	$1,292,728
Mar-18	$1,447,704	$1,405,763	$1,308,716
Apr-18	$1,447,297	$1,411,157	$1,331,402
May-18	$1,518,849	$1,445,141	$1,408,855
Jun-18	$1,506,246	$1,454,035	$1,417,387
Jul-18	$1,544,055	$1,508,145	$1,442,413
Aug-18	$1,575,765	$1,557,289	$1,476,770
Sep-18	$1,542,429	$1,566,152	$1,440,131
Oct-18	$1,365,988	$1,459,106	$1,311,188
Nov-18	$1,418,839	$1,488,840	$1,332,329
Dec-18	$1,241,199	$1,354,411	$1,171,284
Jan-19	$1,389,854	$1,462,948	$1,299,396
Feb-19	$1,446,786	$1,509,921	$1,349,902
Mar-19	$1,405,217	$1,539,261	$1,310,981
Apr-19	$1,504,621	$1,601,585	$1,360,558
May-19	$1,363,196	$1,499,807	$1,249,429
Jun-19	$1,485,644	$1,605,508	$1,329,007
Jul-19	$1,500,554	$1,628,583	$1,331,146
Aug-19	$1,422,386	$1,602,786	$1,256,858
Sep-19	$1,494,680	$1,632,774	$1,321,394
Oct-19	$1,515,917	$1,668,140	$1,353,401
Nov-19	$1,556,130	$1,728,692	$1,385,086
Dec-19	$1,601,868	$1,780,867	$1,433,581
Jan-20	$1,560,595	$1,780,169	$1,356,255
Feb-20	$1,396,877	$1,633,627	$1,224,464
Mar-20	$1,119,428	$1,431,853	$922,359
Apr-20	$1,266,178	$1,615,407	$1,036,138
May-20	$1,347,349	$1,692,346	$1,065,876
Jun-20	$1,346,890	$1,726,002	$1,096,736
Jul-20	$1,399,170	$1,823,323	$1,119,359
Aug-20	$1,447,322	$1,954,384	$1,179,660
Sep-20	$1,395,043	$1,880,124	$1,124,768
Oct-20	$1,451,908	$1,830,124	$1,164,996
Nov-20	$1,707,804	$2,030,457	$1,389,916
Dec-20	$1,814,002	$2,108,525	$1,500,018
Jan-21	$1,834,280	$2,087,238	$1,578,936
Feb-21	$1,963,325	$2,144,793	$1,727,275
Mar-21	$2,062,874	$2,238,726	$1,817,539
Apr-21	$2,083,153	$2,358,203	$1,854,303
May-21	$2,081,309	$2,374,674	$1,912,006
Jun-21	$2,032,917	$2,430,110	$1,900,421
Jul-21	$2,033,839	$2,487,837	$1,832,396
Aug-21	$2,049,509	$2,563,482	$1,881,460
Sep-21	$1,990,517	$2,444,255	$1,843,768
Oct-21	$2,079,005	$2,615,504	$1,914,069
Nov-21	$1,966,551	$2,597,381	$1,848,688
Dec-21	$2,081,848	$2,713,785	$1,924,078
Jan-22	$1,979,639	$2,573,355	$1,811,896
Feb-22	$2,024,141	$2,496,305	$1,841,877
Mar-22	$2,045,659	$2,588,992	$1,877,918
Apr-22	$1,884,276	$2,363,227	$1,732,180
May-22	$1,932,691	$2,367,563	$1,765,424
Jun-22	$1,769,351	$2,172,135	$1,591,022
Jul-22	$1,960,077	$2,372,416	$1,745,061
Aug-22	$1,866,181	$2,275,664	$1,689,879
Sep-22	$1,695,017	$2,066,078	$1,517,675
Oct-22	$1,930,246	$2,233,351	$1,708,739
Nov-22	$1,998,222	$2,358,160	$1,760,945
Dec-22	$1,884,685	$2,222,296	$1,645,408
Jan-23	$2,070,262	$2,361,931	$1,802,424
Feb-23	$2,084,982	$2,304,302	$1,760,868
Mar-23	$1,989,302	$2,388,903	$1,634,599
Apr-23	$1,938,308	$2,426,190	$1,593,837
May-23	$1,910,971	$2,436,736	$1,562,486
Jun-23	$2,043,451	$2,597,744	$1,686,605
Jul-23	$2,133,874	$2,681,196	$1,813,879
Aug-23	$2,048,182	$2,638,508	$1,726,625
Sep-23	$1,946,194	$2,512,709	$1,636,697
Oct-23	$1,847,359	$2,459,875	$1,539,066
Nov-23	$1,982,994	$2,684,525	$1,677,605
Dec-23	$2,170,342	$2,806,485	$1,886,402
Jan-24	$2,096,628	$2,853,645	$1,800,714
Feb-24	$2,168,654	$3,006,018	$1,859,623
Mar-24	$2,262,625	$3,102,736	$1,941,123
Apr-24	$2,168,091	$2,976,004	$1,817,438
May-24	$2,295,261	$3,123,570	$1,902,435
Jun-24	$2,263,187	$3,235,649	$1,870,373
Jul-24	$2,448,879	$3,275,035	$2,098,319
Aug-24	$2,424,120	$3,354,476	$2,058,933
Sep-24	$2,424,683	$3,426,117	$2,060,248
Oct-24	$2,363,911	$3,395,049	$2,028,019

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	27.96%	9.29%	8.98%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,422,196,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,294,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$2,422,196
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$17,294
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	28.9%
Financials	25.1%
Information Technology	14.2%
Consumer Discretionary	8.1%
Energy	6.6%
Materials	5.1%
Real Estate	4.7%
Health Care	3.8%
Consumer Staples	1.8%
Utilities	1.7%

C000001994
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Institutional Class returned 27.85% for the year ended October 31, 2024, while the Russell 2000® Value Index returned 31.77% during the same period.

Top contributors to relative performance included:

• Security selection within Industrials and Information Technology.

• Positions in FirstCash Holdings, Inc., Advanced Energy Industries, Inc., and Cabot Corp. FirstCash Holdings, Inc. reported strong revenue growth, driven by expansion in Latin America and e-commerce enhancements, while Advanced Energy Industries, Inc. capitalized on demand in the semiconductor industry. Cabot Corp. benefited from increased demand in automotive and construction markets, contributing to a year-over-year earnings increase.

Top detractors from relative performance included:

• Underweights within Communication Services and Real Estate.

• Positions in Diodes Inc. and Albany International Corp., which were impacted by rising raw material costs and supply chain disruptions.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 2000® Value Index
Oct-14	$50,000	$50,000	$50,000
Nov-14	$50,478	$51,345	$49,768
Dec-14	$50,942	$51,215	$51,127
Jan-15	$48,996	$49,678	$48,999
Feb-15	$52,430	$52,533	$51,275
Mar-15	$53,193	$51,702	$52,140
Apr-15	$51,972	$52,198	$51,026
May-15	$52,392	$52,869	$51,449
Jun-15	$52,411	$51,846	$51,516
Jul-15	$51,438	$52,932	$50,095
Aug-15	$48,500	$49,739	$47,635
Sep-15	$46,535	$48,508	$45,986
Oct-15	$50,007	$52,600	$48,561
Nov-15	$51,629	$52,756	$49,942
Dec-15	$49,078	$51,924	$47,309
Jan-16	$45,745	$49,347	$44,131
Feb-16	$46,281	$49,281	$44,432
Mar-16	$50,466	$52,624	$48,114
Apr-16	$50,605	$52,828	$49,134
May-16	$51,736	$53,777	$50,034
Jun-16	$52,014	$53,916	$50,186
Jul-16	$54,176	$55,904	$52,894
Aug-16	$55,267	$55,982	$54,209
Sep-16	$55,406	$55,993	$54,636
Oct-16	$54,096	$54,972	$52,840
Nov-16	$59,373	$57,007	$59,853
Dec-16	$60,602	$58,134	$62,325
Jan-17	$61,816	$59,237	$61,880
Feb-17	$63,071	$61,589	$62,776
Mar-17	$63,787	$61,661	$62,244
Apr-17	$64,365	$62,294	$62,489
May-17	$64,624	$63,171	$60,543
Jun-17	$64,644	$63,565	$62,661
Jul-17	$65,838	$64,872	$63,058
Aug-17	$65,380	$65,071	$61,508
Sep-17	$69,183	$66,413	$65,863
Oct-17	$71,950	$67,963	$65,949
Nov-17	$74,359	$70,047	$67,858
Dec-17	$73,695	$70,826	$67,210
Jan-18	$75,401	$74,881	$68,038
Feb-18	$71,929	$72,121	$64,636
Mar-18	$72,274	$70,288	$65,436
Apr-18	$72,234	$70,558	$66,570
May-18	$75,827	$72,257	$70,443
Jun-18	$75,178	$72,702	$70,869
Jul-18	$77,066	$75,407	$72,121
Aug-18	$78,649	$77,864	$73,839
Sep-18	$76,964	$78,308	$72,007
Oct-18	$68,153	$72,955	$65,559
Nov-18	$70,792	$74,442	$66,616
Dec-18	$61,929	$67,721	$58,564
Jan-19	$69,346	$73,147	$64,970
Feb-19	$72,187	$75,496	$67,495
Mar-19	$70,090	$76,963	$65,549
Apr-19	$75,050	$80,079	$68,028
May-19	$67,994	$74,990	$62,471
Jun-19	$74,103	$80,275	$66,450
Jul-19	$74,847	$81,429	$66,557
Aug-19	$70,924	$80,139	$62,843
Sep-19	$74,532	$81,639	$66,070
Oct-19	$75,591	$83,407	$67,670
Nov-19	$77,575	$86,435	$69,254
Dec-19	$79,866	$89,043	$71,679
Jan-20	$77,785	$89,008	$67,813
Feb-20	$69,622	$81,681	$61,223
Mar-20	$55,789	$71,593	$46,118
Apr-20	$63,129	$80,770	$51,807
May-20	$67,153	$84,617	$53,294
Jun-20	$67,107	$86,300	$54,837
Jul-20	$69,737	$91,166	$55,968
Aug-20	$72,114	$97,719	$58,983
Sep-20	$69,508	$94,006	$56,238
Oct-20	$72,320	$91,506	$58,250
Nov-20	$85,079	$101,523	$69,496
Dec-20	$90,363	$105,426	$75,001
Jan-21	$91,373	$104,362	$78,947
Feb-21	$97,780	$107,240	$86,364
Mar-21	$102,741	$111,936	$90,877
Apr-21	$103,728	$117,910	$92,715
May-21	$103,636	$118,734	$95,600
Jun-21	$101,225	$121,506	$95,021
Jul-21	$101,271	$124,392	$91,620
Aug-21	$102,052	$128,174	$94,073
Sep-21	$99,089	$122,213	$92,188
Oct-21	$103,498	$130,775	$95,703
Nov-21	$97,872	$129,869	$92,434
Dec-21	$103,619	$135,689	$96,204
Jan-22	$98,506	$128,668	$90,595
Feb-22	$100,722	$124,815	$92,094
Mar-22	$101,793	$129,450	$93,896
Apr-22	$93,783	$118,161	$86,609
May-22	$96,169	$118,378	$88,271
Jun-22	$88,037	$108,607	$79,551
Jul-22	$97,508	$118,621	$87,253
Aug-22	$92,834	$113,783	$84,494
Sep-22	$84,312	$103,304	$75,884
Oct-22	$96,023	$111,668	$85,437
Nov-22	$99,407	$117,908	$88,047
Dec-22	$93,743	$111,115	$82,270
Jan-23	$102,973	$118,097	$90,121
Feb-23	$103,679	$115,215	$88,043
Mar-23	$98,920	$119,445	$81,730
Apr-23	$96,384	$121,309	$79,692
May-23	$95,024	$121,837	$78,124
Jun-23	$101,587	$129,887	$84,330
Jul-23	$106,085	$134,060	$90,694
Aug-23	$101,822	$131,925	$86,331
Sep-23	$96,750	$125,635	$81,835
Oct-23	$91,834	$122,994	$76,953
Nov-23	$98,554	$134,226	$83,880
Dec-23	$107,868	$140,324	$94,320
Jan-24	$104,177	$142,682	$90,036
Feb-24	$107,784	$150,301	$92,981
Mar-24	$112,427	$155,137	$97,056
Apr-24	$107,728	$148,800	$90,872
May-24	$114,021	$156,178	$95,122
Jun-24	$112,427	$161,782	$93,519
Jul-24	$121,656	$163,752	$104,916
Aug-24	$120,425	$167,724	$102,947
Sep-24	$120,425	$171,306	$103,012
Oct-24	$117,405	$169,752	$101,401

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	27.85%	9.21%	8.91%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,422,196,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,294,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$2,422,196
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$17,294
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	28.9%
Financials	25.1%
Information Technology	14.2%
Consumer Discretionary	8.1%
Energy	6.6%
Materials	5.1%
Real Estate	4.7%
Health Care	3.8%
Consumer Staples	1.8%
Utilities	1.7%

C000001995
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Value Fund
Class Name	Administrative Class
Trading Symbol	HSVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$129	1.13%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Administrative Class returned 27.53% for the year ended October 31, 2024, while the Russell 2000® Value Index returned 31.77% during the same period.

Top contributors to relative performance included:

• Security selection within Industrials and Information Technology.

• Positions in FirstCash Holdings, Inc., Advanced Energy Industries, Inc., and Cabot Corp. FirstCash Holdings, Inc. reported strong revenue growth, driven by expansion in Latin America and e-commerce enhancements, while Advanced Energy Industries, Inc. capitalized on demand in the semiconductor industry. Cabot Corp. benefited from increased demand in automotive and construction markets, contributing to a year-over-year earnings increase.

Top detractors from relative performance included:

• Underweights within Communication Services and Real Estate.

• Positions in Diodes Inc. and Albany International Corp., which were impacted by rising raw material costs and supply chain disruptions.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Russell 2000® Value Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,092	$10,269	$9,954
Dec-14	$10,186	$10,243	$10,225
Jan-15	$9,792	$9,936	$9,800
Feb-15	$10,476	$10,507	$10,255
Mar-15	$10,626	$10,340	$10,428
Apr-15	$10,381	$10,440	$10,205
May-15	$10,461	$10,574	$10,290
Jun-15	$10,461	$10,369	$10,303
Jul-15	$10,266	$10,586	$10,019
Aug-15	$9,677	$9,948	$9,527
Sep-15	$9,283	$9,702	$9,197
Oct-15	$9,972	$10,520	$9,712
Nov-15	$10,293	$10,551	$9,988
Dec-15	$9,784	$10,385	$9,462
Jan-16	$9,118	$9,869	$8,826
Feb-16	$9,225	$9,856	$8,886
Mar-16	$10,057	$10,525	$9,623
Apr-16	$10,081	$10,566	$9,827
May-16	$10,307	$10,755	$10,007
Jun-16	$10,355	$10,783	$10,037
Jul-16	$10,787	$11,181	$10,579
Aug-16	$11,001	$11,196	$10,842
Sep-16	$11,028	$11,199	$10,927
Oct-16	$10,763	$10,994	$10,568
Nov-16	$11,809	$11,401	$11,971
Dec-16	$12,052	$11,627	$12,465
Jan-17	$12,290	$11,847	$12,376
Feb-17	$12,537	$12,318	$12,555
Mar-17	$12,680	$12,332	$12,449
Apr-17	$12,791	$12,459	$12,498
May-17	$12,838	$12,634	$12,109
Jun-17	$12,838	$12,713	$12,532
Jul-17	$13,077	$12,974	$12,612
Aug-17	$12,981	$13,014	$12,302
Sep-17	$13,735	$13,283	$13,173
Oct-17	$14,279	$13,593	$13,190
Nov-17	$14,756	$14,009	$13,572
Dec-17	$14,619	$14,165	$13,442
Jan-18	$14,955	$14,976	$13,608
Feb-18	$14,263	$14,424	$12,927
Mar-18	$14,328	$14,058	$13,087
Apr-18	$14,320	$14,112	$13,314
May-18	$15,024	$14,451	$14,089
Jun-18	$14,898	$14,540	$14,174
Jul-18	$15,266	$15,081	$14,424
Aug-18	$15,578	$15,573	$14,768
Sep-18	$15,242	$15,662	$14,401
Oct-18	$13,495	$14,591	$13,112
Nov-18	$14,012	$14,888	$13,323
Dec-18	$12,253	$13,544	$11,713
Jan-19	$13,719	$14,629	$12,994
Feb-19	$14,279	$15,099	$13,499
Mar-19	$13,862	$15,393	$13,110
Apr-19	$14,839	$16,016	$13,606
May-19	$13,441	$14,998	$12,494
Jun-19	$14,646	$16,055	$13,290
Jul-19	$14,785	$16,286	$13,311
Aug-19	$14,010	$16,028	$12,569
Sep-19	$14,723	$16,328	$13,214
Oct-19	$14,924	$16,681	$13,534
Nov-19	$15,319	$17,287	$13,851
Dec-19	$15,767	$17,809	$14,336
Jan-20	$15,350	$17,802	$13,563
Feb-20	$13,739	$16,336	$12,245
Mar-20	$11,004	$14,319	$9,224
Apr-20	$12,447	$16,154	$10,361
May-20	$13,240	$16,923	$10,659
Jun-20	$13,231	$17,260	$10,967
Jul-20	$13,744	$18,233	$11,194
Aug-20	$14,206	$19,544	$11,797
Sep-20	$13,694	$18,801	$11,248
Oct-20	$14,247	$18,301	$11,650
Nov-20	$16,756	$20,305	$13,899
Dec-20	$17,792	$21,085	$15,000
Jan-21	$17,987	$20,872	$15,789
Feb-21	$19,242	$21,448	$17,273
Mar-21	$20,215	$22,387	$18,175
Apr-21	$20,406	$23,582	$18,543
May-21	$20,383	$23,747	$19,120
Jun-21	$19,906	$24,301	$19,004
Jul-21	$19,906	$24,878	$18,324
Aug-21	$20,056	$25,635	$18,815
Sep-21	$19,474	$24,443	$18,438
Oct-21	$20,333	$26,155	$19,141
Nov-21	$19,228	$25,974	$18,487
Dec-21	$20,350	$27,138	$19,241
Jan-22	$19,343	$25,734	$18,119
Feb-22	$19,772	$24,963	$18,419
Mar-22	$19,979	$25,890	$18,779
Apr-22	$18,399	$23,632	$17,322
May-22	$18,866	$23,676	$17,654
Jun-22	$17,267	$21,721	$15,910
Jul-22	$19,122	$23,724	$17,451
Aug-22	$18,202	$22,757	$16,899
Sep-22	$16,530	$20,661	$15,177
Oct-22	$18,818	$22,334	$17,087
Nov-22	$19,474	$23,582	$17,609
Dec-22	$18,362	$22,223	$16,454
Jan-23	$20,169	$23,619	$18,024
Feb-23	$20,303	$23,043	$17,609
Mar-23	$19,368	$23,889	$16,346
Apr-23	$18,863	$24,262	$15,938
May-23	$18,594	$24,367	$15,625
Jun-23	$19,879	$25,977	$16,866
Jul-23	$20,747	$26,812	$18,139
Aug-23	$19,916	$26,385	$17,266
Sep-23	$18,914	$25,127	$16,367
Oct-23	$17,949	$24,599	$15,391
Nov-23	$19,260	$26,845	$16,776
Dec-23	$21,076	$28,065	$18,864
Jan-24	$20,356	$28,536	$18,007
Feb-24	$21,049	$30,060	$18,596
Mar-24	$21,956	$31,027	$19,411
Apr-24	$21,032	$29,760	$18,174
May-24	$22,258	$31,236	$19,024
Jun-24	$21,939	$32,356	$18,704
Jul-24	$23,737	$32,750	$20,983
Aug-24	$23,490	$33,545	$20,589
Sep-24	$23,484	$34,261	$20,602
Oct-24	$22,890	$33,950	$20,280

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	27.53%	8.93%	8.63%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,422,196,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,294,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$2,422,196
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$17,294
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	28.9%
Financials	25.1%
Information Technology	14.2%
Consumer Discretionary	8.1%
Energy	6.6%
Materials	5.1%
Real Estate	4.7%
Health Care	3.8%
Consumer Staples	1.8%
Utilities	1.7%

C000001996
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	HISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$141	1.24%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Investor Class returned 27.40% for the year ended October 31, 2024, while the Russell 2000® Value Index returned 31.77% during the same period.

Top contributors to relative performance included:

• Security selection within Industrials and Information Technology.

• Positions in FirstCash Holdings, Inc., Advanced Energy Industries, Inc., and Cabot Corp. FirstCash Holdings, Inc. reported strong revenue growth, driven by expansion in Latin America and e-commerce enhancements, while Advanced Energy Industries, Inc. capitalized on demand in the semiconductor industry. Cabot Corp. benefited from increased demand in automotive and construction markets, contributing to a year-over-year earnings increase.

Top detractors from relative performance included:

• Underweights within Communication Services and Real Estate.

• Positions in Diodes Inc. and Albany International Corp., which were impacted by rising raw material costs and supply chain disruptions.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 2000® Value Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,090	$10,269	$9,954
Dec-14	$10,181	$10,243	$10,225
Jan-15	$9,788	$9,936	$9,800
Feb-15	$10,473	$10,507	$10,255
Mar-15	$10,620	$10,340	$10,428
Apr-15	$10,375	$10,440	$10,205
May-15	$10,453	$10,574	$10,290
Jun-15	$10,457	$10,369	$10,303
Jul-15	$10,259	$10,586	$10,019
Aug-15	$9,668	$9,948	$9,527
Sep-15	$9,275	$9,702	$9,197
Oct-15	$9,963	$10,520	$9,712
Nov-15	$10,282	$10,551	$9,988
Dec-15	$9,769	$10,385	$9,462
Jan-16	$9,104	$9,869	$8,826
Feb-16	$9,208	$9,856	$8,886
Mar-16	$10,043	$10,525	$9,623
Apr-16	$10,067	$10,566	$9,827
May-16	$10,288	$10,755	$10,007
Jun-16	$10,337	$10,783	$10,037
Jul-16	$10,764	$11,181	$10,579
Aug-16	$10,978	$11,196	$10,842
Sep-16	$11,002	$11,199	$10,927
Oct-16	$10,740	$10,994	$10,568
Nov-16	$11,784	$11,401	$11,971
Dec-16	$12,019	$11,627	$12,465
Jan-17	$12,257	$11,847	$12,376
Feb-17	$12,503	$12,318	$12,555
Mar-17	$12,644	$12,332	$12,449
Apr-17	$12,753	$12,459	$12,498
May-17	$12,798	$12,634	$12,109
Jun-17	$12,798	$12,713	$12,532
Jul-17	$13,035	$12,974	$12,612
Aug-17	$12,939	$13,014	$12,302
Sep-17	$13,689	$13,283	$13,173
Oct-17	$14,229	$13,593	$13,190
Nov-17	$14,701	$14,009	$13,572
Dec-17	$14,566	$14,165	$13,442
Jan-18	$14,895	$14,976	$13,608
Feb-18	$14,208	$14,424	$12,927
Mar-18	$14,270	$14,058	$13,087
Apr-18	$14,262	$14,112	$13,314
May-18	$14,961	$14,451	$14,089
Jun-18	$14,833	$14,540	$14,174
Jul-18	$15,199	$15,081	$14,424
Aug-18	$15,507	$15,573	$14,768
Sep-18	$15,170	$15,662	$14,401
Oct-18	$13,432	$14,591	$13,112
Nov-18	$13,945	$14,888	$13,323
Dec-18	$12,196	$13,544	$11,713
Jan-19	$13,650	$14,629	$12,994
Feb-19	$14,206	$15,099	$13,499
Mar-19	$13,791	$15,393	$13,110
Apr-19	$14,762	$16,016	$13,606
May-19	$13,367	$14,998	$12,494
Jun-19	$14,566	$16,055	$13,290
Jul-19	$14,707	$16,286	$13,311
Aug-19	$13,932	$16,028	$12,569
Sep-19	$14,639	$16,328	$13,214
Oct-19	$14,839	$16,681	$13,534
Nov-19	$15,227	$17,287	$13,851
Dec-19	$15,671	$17,809	$14,336
Jan-20	$15,257	$17,802	$13,563
Feb-20	$13,654	$16,336	$12,245
Mar-20	$10,936	$14,319	$9,224
Apr-20	$12,369	$16,154	$10,361
May-20	$13,156	$16,923	$10,659
Jun-20	$13,142	$17,260	$10,967
Jul-20	$13,649	$18,233	$11,194
Aug-20	$14,110	$19,544	$11,797
Sep-20	$13,598	$18,801	$11,248
Oct-20	$14,147	$18,301	$11,650
Nov-20	$16,634	$20,305	$13,899
Dec-20	$17,663	$21,085	$15,000
Jan-21	$17,852	$20,872	$15,789
Feb-21	$19,102	$21,448	$17,273
Mar-21	$20,066	$22,387	$18,175
Apr-21	$20,255	$23,582	$18,543
May-21	$20,228	$23,747	$19,120
Jun-21	$19,748	$24,301	$19,004
Jul-21	$19,752	$24,878	$18,324
Aug-21	$19,900	$25,635	$18,815
Sep-21	$19,319	$24,443	$18,438
Oct-21	$20,168	$26,155	$19,141
Nov-21	$19,070	$25,974	$18,487
Dec-21	$20,180	$27,138	$19,241
Jan-22	$19,182	$25,734	$18,119
Feb-22	$19,607	$24,963	$18,419
Mar-22	$19,808	$25,890	$18,779
Apr-22	$18,242	$23,632	$17,322
May-22	$18,702	$23,676	$17,654
Jun-22	$17,116	$21,721	$15,910
Jul-22	$18,952	$23,724	$17,451
Aug-22	$18,036	$22,757	$16,899
Sep-22	$16,377	$20,661	$15,177
Oct-22	$18,643	$22,334	$17,087
Nov-22	$19,294	$23,582	$17,609
Dec-22	$18,188	$22,223	$16,454
Jan-23	$19,973	$23,619	$18,024
Feb-23	$20,110	$23,043	$17,609
Mar-23	$19,180	$23,889	$16,346
Apr-23	$18,681	$24,262	$15,938
May-23	$18,408	$24,367	$15,625
Jun-23	$19,679	$25,977	$16,866
Jul-23	$20,541	$26,812	$18,139
Aug-23	$19,711	$26,385	$17,266
Sep-23	$18,718	$25,127	$16,367
Oct-23	$17,762	$24,599	$15,391
Nov-23	$19,060	$26,845	$16,776
Dec-23	$20,856	$28,065	$18,864
Jan-24	$20,138	$28,536	$18,007
Feb-24	$20,828	$30,060	$18,596
Mar-24	$21,721	$31,027	$19,411
Apr-24	$20,806	$29,760	$18,174
May-24	$22,012	$31,236	$19,024
Jun-24	$21,698	$32,356	$18,704
Jul-24	$23,472	$32,750	$20,983
Aug-24	$23,225	$33,545	$20,589
Sep-24	$23,225	$34,261	$20,602
Oct-24	$22,630	$33,950	$20,280

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	27.40%	8.81%	8.51%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,422,196,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,294,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$2,422,196
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$17,294
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	28.9%
Financials	25.1%
Information Technology	14.2%
Consumer Discretionary	8.1%
Energy	6.6%
Materials	5.1%
Real Estate	4.7%
Health Care	3.8%
Consumer Staples	1.8%
Utilities	1.7%